     As filed with the U.S. Securities and Exchange Commission on April 30, 2002

                                              1940 Act Registration No. 811-4062
                                                       1933 Act File No. 2-92136

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

                  Pre-Effective Amendment No.                               / /
                                                  ----

                  Post-Effective Amendment No.     37                       /X/
                                                  ----

                                                       and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                  Amendment No.      40
                                    ----

                        (Check appropriate box or boxes)

                                 GAM Funds, Inc.
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                    135 East 57th Street, New York, NY 10022
                    ----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 407-4600
                                 --------------
              (Registrant's Telephone Number, including Area Code)

            GAM Funds, Inc., 135 East 57th Street, New York, NY 10022
            ---------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Public  Offering:  As soon as practical  after the effective date of this amendment to the
                                       registration statement.

It is proposed that this filing will become effective (check appropriate box):

           /X/    immediately upon filing pursuant to paragraph (b) of Rule 485

           / /    on (date) pursuant to paragraph (b) of Rule 485

           / /    60 days after filing pursuant to paragraph (a)(1) of Rule 485

           / /    on (date) pursuant to paragraph (a)(1) of Rule 485

           / /    75 days after filing pursuant to paragraph (a)(2) of Rule 485

           / /    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           / /    This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.

            GAM GLOBAL FUND                          GAM FUNDS, INC.

           GAM INTERNATIONAL                   PROSPECTUS o April 30, 2002
                  FUND

           GAM PACIFIC BASIN
                  FUND

           GAM JAPAN CAPITAL
                  FUND

            GAM EUROPE FUND

              GAM AMERICAN
               FOCUS FUND

            GAMERICA CAPITAL
                  FUND

     GAM AMERICAN FOCUS LONG/SHORT
                  FUND

GAM Funds, Inc. (the "Company") is a diversified,  open-end  investment company.
The  Company  offers  investors  the  opportunity  to invest in eight  different portfolios (the "Funds") which invest primarily in equity securities.  Shares of one  portfolio  may be  exchanged  for  shares  of the  same  class  of  another portfolio.

The Funds described in this  Prospectus,  other than GAM American Focus Fund and
GAM American Focus Long/Short Fund, are managed by GAM International  Management
Limited ("GIML").  The GAM American Focus Fund and GAM American Focus Long/Short
Fund are managed by Global Asset Management (USA) Inc. ("GAM USA"). GIML and GAM
USA are  collectively  referred to as the  "Investment  Advisors." GAM Services,
Inc. ("GAM Services"), an affiliate of GAM USA and GIML, serves as the principal underwriter for the Funds' securities.

Neither the Securities and Exchange  Commission ("SEC") nor any state securities commission has approved the Funds' shares as an investment.  Neither the SEC nor any state security  commission has determined if this  Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investments  in the Funds are not deposits or  obligations  of, or guaranteed or endorsed  by, any bank,  and are not  federally  insured by the Federal  Deposit
Insurance  Corporation,   the  Federal  Reserve  Board,  or  any  other  agency.
Investments in the Funds involve investment risk, including the possible loss of principal.

Table of Contents

I.    RISK AND RETURN SUMMARY

         GAM Global Fund

         GAM International Fund

         GAM Pacific Basin Fund

         GAM Japan Capital Fund

         GAM Europe Fund

         GAM American Focus Fund

         GAMerica Capital Fund

         GAM American Focus Long/Short Fund

II.   MANAGEMENT OF THE FUNDS

III.  SHAREHOLDER INFORMATION

         Choosing the appropriate share class

         How to buy shares

         How to sell shares

         How to exchange shares

         Account services

         Dividends and tax matters

IV.   FINANCIAL HIGHLIGHTS

I.    Risk and Return Summary

GAM Global Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests  primarily in common  stocks of companies in any country of the world,  including the United States, Canada, Europe and the Pacific Basin. Under
normal  market  conditions,  the Fund will  invest in stocks  issued in at least three different countries.

If the investment advisor determines that the long-term capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in bonds issued either by governments  or government  agencies or corporations  without  regard to the maturity of such bonds.  To  determine  the relative  attractiveness of stocks versus bonds, the investment advisor compares the  stock's  earnings  yield to  short-  and  long-term  interest  rates.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

In selecting  either a stock or bond, the  investment  advisor uses a "top down"
three-step  approach  screening  potential  investments  by country,  sector and security.  Countries and sectors are avoided when the investment advisor regards them as too risky  based on an  economic  analysis  that  examines,  among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency.  The investment  advisor seeks growth stocks at reasonable prices.
Generally, the investment advisor prefers companies with:

o    Good industry  fundamentals  (sound balance sheet;  solid earnings  record;
     strong forecasted earnings growth)

o    "Pricing  power"  (the  ability  to raise  prices  at or above  the rate of inflation)

o    High market share

o    Some  degree  of  "organic"  growth  not tied to the  overall  state of the economy  (strength of the ongoing  business  itself  absent  growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company  indicates a change in the company's  prospects.
For example, a loss of market share or  less-than-expected  or negative earnings growth would indicate a deterioration of fundamentals.  Sales are also triggered when a company  reaches a high price per  earnings  ratio  relative  to earnings growth and interest rates.

The investment advisor does not screen potential  companies based on size of the company.  Rather,  the  investment  advisor  takes into  account  its ability to purchase  or sell the  company's  stock with  relative  ease within a short time frame.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its agencies  and  instrumentalities,  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Foreign  securities  prices may vary more widely than those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies or industries,  excessive  taxes,  or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                 GAM GLOBAL FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

               GAM Global Fund

               Class A Share
               Annual Total Returns
               As of December 31

     92         -4.65
     93         75.3
     94        -16.15
     95         36.25
     96         12.74
     97         34.95
     98          2.57
     99         14.23
     00        -16.34
     01        -13.35

Highest and Lowest Returns

Highest Performing Quarter:     27.26% in 4th quarter of 1993
Lowest Performing Quarter:     -13.89% in 2nd quarter of 2000

The table shows how the average annual returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after- tax returns are presented for Class
A Shares of the Fund. The after-tax  returns are calculated using the historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax  situation  and may differ from those shown in the table.  In addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI World Index is a broad market index used for comparative purposes.

GAM Global Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI World Index
As of December 31, 2001

                                                                    10 Year
                                                               (or Life-of-Class
Class                                                           if less than 10
  (inception date)                      1 Year      5 Year           Years)

A Shares (May 28, 1986)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                    -18.11%       1.61%           8.84%
Return After Taxes on Distributions    -18.11%       1.05%           7.06%
Return After Taxes on Distributions
  and Sale of Fund Shares              -11.03%       1.08%           6.61%

B Shares (May 26, 1998)
  (with deferred sales charge)
  Return Before Taxes                  -18.30%        N/A           -8.63%*

C Shares (May 19, 1998)
  (with sales charge of 1% and
  deferred sales charge)
  Return Before Taxes                  -15.80%        N/A           -8.49%*

D Shares (October 6, 1995)
  (after maximum sales charge of
  3.5%)                                -16.90%       1.74%           4.26%*
  Return Before Taxes

MSCI World Index**                     -16.52%       5.74%           8.52%

*    Returns of MSCI World Index were for the Life-of-Class B: -0.45%, C: -0.32%
     and D: 7.70%.

**   The MSCI World  Index is an  unmanaged,  broad-based  index of foreign  and domestic securities and includes  reinvestment of dividends.  Investors may not purchase indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Global Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A     CLASS B   CLASS C    CLASS D     CLASS Y

Sales charges (fees paid directly from your investment)
------------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%       5.00%     2.00%      3.50%       0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%       0.00%     1.00%      3.50%       0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*      5.00%     1.00%      0.00%       0.00%

Redemption Fee (paid
directly from
your investment upon
redemption)**                   1.00%       0.00%     0.00%      1.00%       0.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)***
------------------------------------------------------------------------------------

Management Fees                 1.00%       1.00%     1.00%      1.00%       1.00%
Distribution (12b-1) Fees       0.30%       1.00%     1.00%      0.50%       0.00%
Other Expenses                  1.42%       1.58%     1.74%      1.85%       1.42%+
Total Fund Operating            2.72%       3.58%     3.74%      3.35%       2.42%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.
***  The Class Y shares are a new class of  shares,  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Global Fund

                    CLASS A*      CLASS B**      CLASS C       CLASS D*      CLASS Y

EXAMPLE #1

---------------------------------------------------------------------------------------
For one year           810           861            572           676           245
For three years      1,348         1,397          1,232         1,344           755
For five years       1,910         2,055          2,011         2,034         1,291
For ten years        3,433         3,655          4,044         3,862         2,756

EXAMPLE #2

---------------------------------------------------------------------------------------
For one year           810           361            473           676           245
For three years      1,348         1,097          1,232         1,344           755
For five years       1,910         1,855          2,011         2,034         1,291
For ten years        3,433         3,655          4,044         3,862         2,756

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION

ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested.

The  frequency of short sales will vary  substantially  under  different  market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign  securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the Internal Revenue Code.

GAM International Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests  primarily in common  stocks of companies in any country of the world,  other than the United  States--normally  Canada,  Europe and the Pacific
Basin. Under normal market conditions,  the Fund will invest in stocks issued in at least three different countries.

In addition,  if the investment  advisor  determines that the long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity  of such  bonds.  To determine the relative  attractiveness  of stocks versus bonds,  the  investment advisor  compares the stock's  earnings  yield to short- and long-term  interest rates. Debt securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting  either a stock or bond, the  investment  advisor uses a "top down"
three-step  approach  screening  potential  investments  by country,  sector and security.  Countries and sectors are avoided when the investment advisor regards them as too risky  based on an  economic  analysis  that  examines,  among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency.  The investment  advisor seeks growth stocks at reasonable prices.
Generally, the investment advisor prefers companies with:

o    Good industry  fundamentals  (sound balance sheet;  solid earnings  record;
     strong forecasted earnings growth)

o    "Pricing  power"  (the  ability  to raise  prices  at or above  the rate of inflation)

o    High market share

o    Some  degree  of  "organic"  growth  not tied to the  overall  state of the economy  (strength of the ongoing  business  itself  absent  growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company  indicates a change in the company's  prospects.
For example, a loss of market share or  less-than-expected  or negative earnings growth would indicate a deterioration of fundamentals.  Sales are also triggered when a company  reaches a high price per  earnings  ratio  relative  to earnings growth and interest rates.

The investment advisor does not screen potential  companies based on size of the company.  Rather,  the  investment  advisor  takes into  account  its ability to purchase  or sell the  company's  stock with  relative  ease within a short time frame.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its agencies  and  instrumentalities,  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Foreign  securities  prices may vary more widely than those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies or industries,  excessive  taxes,  or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                             GAM INTERNATIONAL FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

               GAM International Fund
               Class A Share
               Annual Total Returns
               As of December 31

     92          3.08
     93         79.96
     94        -10.23
     95         30.09
     96          8.98
     97         28.93
     98          7.22
     99          6.99
     00        -22.74
     01        -24.53

Highest and Lowest Returns

Highest Performing Quarter:    31.00% in 4th quarter of 1999
Lowest Performing Quarter:    -17.74% in 2nd quarter of 2000

The table shows how the average annual returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after- tax returns are presented for Class
A Shares of the Fund. The after-tax  returns are calculated using the historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax  situation  and may differ from those shown in the table.  In addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI EAFE Index is a broad market index used for comparative purposes.

GAM International Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI EAFE Index
As of December 31, 2001

                                                                   10 Year
                                                              (or Life-of-Class
Class                                                          if less than 10
  (inception date)                     1 Year      5 Year          Years)

A Shares (January 2, 1985)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                    -28.68%      -4.01%          6.76%
Return After Taxes on Distributions    -28.68%      -6.02%          4.67%
Return After Taxes on Distributions
  and Sale of Fund Shares              -17.46%      -3.86%          4.90%

B Shares (May 26, 1998)
  (with deferred sales charge)
  Return Before Taxes                  -28.75%       N/A          -15.38%*

C Shares (May 19, 1998)
  (with sales charge of 1% and
  deferred sales charge)
  Return Before Taxes                  -26.50%       N/A          -14.63%*

D Shares (September 18, 1995)
  (after maximum sales charge of
  3.5%)                                -27.26%      -3.72%         -0.32%*
  Return Before Taxes

MSCI EAFE Index**                      -21.21%       1.17%          4.76%

*    Returns of MSCI EAFE Index were for the  Life-of-Class B: -3.49%, C: -2.81%
     and D: 2.99%.
**   The MSCI EAFE (Europe,  Australia, Far East) Index is an unmanaged index of foreign stocks in Austria,  Australia,  Belgium,  Denmark, Finland, France,
     Germany,  Hong Kong,  Ireland,  Italy,  Japan,  Netherlands,  New  Zealand,
     Norway,  Portugal,  Singapore,  Spain,  Sweden,  Switzerland and the UK and
     includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM International Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A   CLASS B     CLASS C     CLASS D      CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%     5.00%       2.00%       3.50%        0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%     0.00%       1.00%       3.50%        0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*    5.00%       1.00%       0.00%        0.00%

Redemption Fee (paid
directly from
your investment upon
redemption)**                   1.00%     0.00%       0.00%       1.00%        0.00%

Annual Fund  operating  expenses (% of net assets)  (expenses  that are deducted from Fund assets)***
---------------------------------------------------------------------------------------

Management Fees                 1.00%     1.00%       1.00%       1.00%        1.00%
Distribution (12b-1) Fees       0.30%     1.00%       1.00%       0.50%        0.00%
Other Expenses                  0.71%     0.67%       0.71%       0.69%        0.71%+
Total Fund Operating            2.01%     2.67%       2.71%       2.19%        1.71%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.
***  The Class Y shares  are a new class of  shares  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM International Fund

                    CLASS A*      CLASS B**      CLASS C        CLASS D*   CLASS Y

EXAMPLE #1

-------------------------------------------------------------------------------------
For one year           743           770            470            564        174
For three years      1,146         1,129            933          1,011        539
For five years       1,573         1,615          1,520          1,483        928
For ten years        2,759         2,843          3,111          2,785      2,019

EXAMPLE #2

-------------------------------------------------------------------------------------
For one year           743           270            371            564        174
For three years      1,146           829            933          1,011        539
For five years       1,573         1,415          1,520          1,483        928
For ten years        2,759         2,843          3,111          2,785      2,019

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time  engage in short  selling  of  securities.  Short selling is an investment technique wherein the Fund sells a security it does not own  anticipating  a decline in the market  value of the  security.  Losses from short sales  differ  from  losses  that could be  incurred  from a purchase of a security, because losses from short sales may be unlimited,  whereas losses from purchases can equal only the total amount invested.

The  frequency of short sales will vary  substantially  under  different  market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign  securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the Internal Revenue Code.

GAM Pacific Basin Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments that are  economically  tied to the Pacific Basin. A company will be considered  economically  tied to the  Pacific  Basin if a) at least  50% of the company's  assets are located in the Pacific  Basin or at least 50% of its total revenues  are derived  from goods or services  produced in the Pacific  Basin or sales  made in the  Pacific  Basin;  b) the  principal  trading  market  for the company's  securities is in the Pacific Basin; or c) the company is incorporated under the laws of a country in the Pacific  Basin.  The Pacific  Basin  includes
Japan,  Hong  Kong,  Singapore,  Malaysia,  Thailand,  Vietnam,  Indonesia,  the
Philippines,  Korea, China, Taiwan,  India,  Australia and New Zealand. The Fund
invests primarily in common stock, and under normal market conditions,  the Fund will invest in stocks issued in at least three different countries. The Fund has a  fundamental  policy  of  concentrating  at  least  25% of its  assets  in the financial services sector.  Thus, more than 25% of the value of the total assets of the Fund will ordinarily be invested in the financial services sector,  which sector  includes  banking,  financial  services,  insurance and real estate.  In addition,  if the  investment  advisor  determines  that the  long-term  capital appreciation  of bonds may equal or exceed the  return on stocks,  then the Fund may invest  substantially  in bonds issued either by  governments  or government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic  environment  and attempts to exclude  speculative  and highly illiquid countries.  Specific sectors and stocks are excluded when viewed as over-valued.
Within those markets identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o    Experience and shareholder focus of company management

o    Financial  health  including the strength of the balance sheet,  cash flow, earnings quality and long-term growth

o    Competitive position within the industry

o    Price of the stock compared to forecasted growth rate

o    Liquidity as measured by market capitalization and daily trading volume

o    Capability of management

Stocks selected tend to have higher return on equity,  higher growth in earnings per share and  higher  growth in cash flow per share  than the  benchmark  index
(MSCI   Pacific   Index).   Companies   selected   tend  to  have  large  market
capitalizations  with high  liquidity,  although the Fund is not  restricted  in terms of the size of the  companies in which it invests.  Sales are triggered by an  assessment  that the  stock is no  longer a good  value or that  fundamental prospects have  deteriorated.  A deterioration of fundamentals  occurs when, for example,  management  leaves,  the industry goes into a decline,  or the company becomes overvalued by the markets.  Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its  agencies  and  instrumentalities  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in  investments  in the Pacific
Basin.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic conditions,  investor perceptions and market liquidity.  Since the Fund invests principally in the Pacific Basin, it will be impacted by regional events there to a greater  extent than a more broadly  diversified  fund.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Foreign  securities  prices may vary more widely than those of U.S.
securities  because  of  economic,   financial,   political  or  social  factors
including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies or industries,  excessive  taxes,  or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risks may affect a single issuer, industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

Since  the Fund will  concentrate  its  investments  in the  financial  services
sector,  it  may  be  subject  to  greater  share  price   fluctuations  than  a
non-concentrated  fund and there is the risk that the Fund will  perform  poorly during a downturn in that  sector.  Also,  changes in  government  policies  and regulation, interest rates, currency exchange rates, and other factors affecting the  financial  markets  may  affect  businesses  in  the  finance  sector  more significantly.  In  addition,  as the Fund's  investments  are  concentrated  in investments in the financial  services sector in the Pacific Basin, the Fund may be more volatile than a more diversified Pacific Basin sector fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.  Also, the Fund may only be appropriate if you can tolerate concentrated investments in a single  market  sector  within the Pacific  Basin  region.  The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

                             GAM PACIFIC BASIN FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

               GAM Pacific Basin Fund
               Class A Share
               Annual Total Returns
               As of December 31

     92         -0.37
     93         51.52
     94          7.41
     95          4.56
     96         -0.39
     97        -30.00
     98         -3.99
     99         74.91
     00        -23.21
     01        -17.45

Highest and Lowest Returns

Highest Performing Quarter:    36.64% in 4th quarter of 1999
Lowest Performing Quarter:    -26.11% in 4th quarter of 1997

The table shows how the average annual returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after- tax returns are presented for Class
A Shares of the Fund. The after-tax  returns are calculated using the historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax  situation  and may differ from those shown in the table.  In addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI Pacific Index is a broad market index used for comparative purposes.

GAM Pacific Basin Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI Pacific Index
As of December 31, 2001

                                                                   10 Year
                                                              (or Life-of-Class
Class                                                          if less than 10
  (inception date)                     1 Year      5 Year          Years)

A Shares (May 6, 1987)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                    -21.99%      -6.77%          1.74%
Return After Taxes on Distributions    -21.99%      -9.35%         -0.71%
Return After Taxes on Distributions
  and Sale of Fund Shares              -13.39%      -6.38%          0.63%

B Shares (May 26, 1998)
  (after deferred sales charge)
  Return Before Taxes                  -22.32%       N/A            0.68%*

C Shares (June 1, 1998)
  (with sales charge of 1% and
  deferred sales charge)
  Return Before Taxes                  -21.48%       N/A           -1.66%*

D Shares (October 18, 1995)
  (after maximum sales charge of
  3.5%)                                -21.39%      -7.06%         -5.58%*
  Return Before Taxes

MSCI Pacific Index**                   -25.22%      -7.60%         -2.22%

*    Returns of MSCI Pacific  Index were for the  Life-of-Class  B:  -1.82%;  C:
     -0.36% and D: -6.33%.

**   The MSCI Pacific Index is an unmanaged  index of  securities  listed on the
     stock  exchanges  of  Australia,   Hong  Kong,   Japan,   New  Zealand  and
     Singapore/Malaysia  and includes  reinvestment of dividends.  Investors may not purchase indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Pacific Basin Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A    CLASS B   CLASS C      CLASS D      CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%      5.00%     2.00%        3.50%        0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%      0.00%     1.00%        3.50%        0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*     5.00%     1.00%        0.00%        0.00%

Redemption Fee (paid
directly from
your investment upon
redemption)**                   1.00%      0.00%     0.00%        1.00%        0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)***
---------------------------------------------------------------------------------------

Management Fees                 1.00%      1.00%     1.00%        1.00%        1.00%
Distribution (12b-1) Fees       0.30%      1.00%     1.00%        0.50%        0.00%
Other Expenses                  2.07%      2.40%     4.43%        3.23%        2.07%+
Total Fund Operating            3.37%      4.40%     6.43%        4.73%        3.07%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.
***  The Class Y shares are a new class of  shares,  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Pacific Basin Fund

                    CLASS A*      CLASS B**      CLASS C    CLASS D*    CLASS Y

EXAMPLE #1

---------------------------------------------------------------------------------
For one year           871           941            831        807        310
For three years      1,529         1,632          1,969      1,725        948
For five years       2,209         2,433          3,171      2,648      1,611
For ten years        4,007         4,324          6,029      4,977      3,383

EXAMPLE #2

---------------------------------------------------------------------------------
For one year           871           441            732        807        310
For three years      1,529         1,332          1,969      1,725        948
For five years       2,209         2,233          3,171      2,648      1,611
For ten years        4,007         4,324          6,029      4,977      3,383

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment which  begins  to  deteriorate,  there  may be no way to sell it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the Internal Revenue Code.

GAM Japan Capital Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments  that are  economically  tied to Japan. A company will be considered economically  tied to Japan  if a) at  least  50% of the  company's  assets  are located in Japan or at least 50% of its total revenues are derived from goods or services  produced  in Japan or sales made in Japan;  b) the  principal  trading market  for  the  company's  securities  is in  Japan;  or  c)  the  company  is incorporated under the laws of Japan.

The Fund invests primarily in common stock of Japanese  companies.  In addition, if the investment advisor determines that the long-term capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in bonds issued either by governments  or government  agencies or corporations  without regard to the maturity of such bonds.  Debt  securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic  environment  and  attempts  to exclude  sectors  and stocks  viewed as over-valued.  Within  those areas  identified  for  investment,  the  investment advisor employs a fundamental investment process focusing on factors such as:

o    Experience and shareholder focus of company management

o    Financial  health  including the strength of the balance sheet,  cash flow, earnings quality and long-term growth

o    Competitive position within the industry

o    Price of the stock compared to forecasted growth rate

o    Liquidity as measured by market capitalization and daily trading volume

Stocks selected tend to have higher return on equity,  higher growth in earnings per share and higher  growth in book value per share  than the  benchmark  index
(Tokyo  Stock  Exchange  Index).  Companies  selected  tend  to  have  a  market capitalization of over $1 billion,  although the Fund is not restricted in terms of the size of the  companies  in which it invests.  Sales are  triggered  by an assessment  that  the  stock  is no  longer  a good  value  or that  fundamental prospects have deteriorated.  For example,  fundamental prospects are considered to have  deteriorated  when the company has been discounted in value in terms of its price per earnings ratio.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its  agencies  and  instrumentalities  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of investing at least 80% of its assets in investments in Japan.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities.  Since the Fund invests principally in Japan, it will be impacted by national events there to a greater extent than a more broadly  diversified fund.
Foreign  securities  prices may vary more widely  than those of U.S.  securities because of economic, financial, political or social factors including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies  or  industries,  excessive  taxes or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                             GAM JAPAN CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year since its  inception.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

               GAM Japan Capital Fund
               Class A Share
               Annual Total Returns
               As of December 31

     95          6.45
     96          0.15
     97         -2.58
     98         -2.75
     99         87.05
     00        -32.30
     01        -23.25

Highest and Lowest Returns

Highest Performing Quarter:    21.68% in 4th quarter of 1999
Lowest Performing Quarter:    -17.34% in 4th quarter of 2000

The table shows how the average  annual returns for 1 year, 5 years and the life of  class  for  each  class  of the  Fund  before  taxes  compare  to those of a broad-based  securities  market  index.  In  addition,  after- tax  returns  are presented for Class A Shares of the Fund.  The after-tax  returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.  In addition,  the  after-tax  returns  shown are not relevant to investors who hold shares of the Fund through  tax-deferred  arrangements,  such as 401(k) plans or individual  retirement  accounts.  After-tax  returns  for the other  classes of shares  will vary from the Class A after-tax  returns  shown.  Past  performance
(before and after taxes) is not an indication of future results.

The Tokyo Stock  Exchange  Index is a broad  market  index used for  comparative purposes.

GAM Japan Capital Fund
1-, 5-, and  Life-of-Class  Average  Annual Total Return for all Relevant  Share
Classes Plus a Comparison to the Tokyo Stock Exchange Index
As of December 31, 2001

Class
  (inception date)                     1 Year      5 Year       Life-of-Class

A Shares (July 1, 1994)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                    -27.47%      -2.74%          -1.50%
Return After Taxes on Distributions    -27.47%      -5.41%          -3.75%
Return After Taxes on Distributions
  and Sale of Fund Shares              -16.73%      -2.91%          -1.89%

B Shares (May 26, 1998)
  (after deferred sales charge)
  Return Before Taxes                  -27.53%       N/A            -3.60%*

C Shares (May 19, 1998)
  (with sales charge of 1% and
  deferred sales charge)
  Return Before Taxes                  -25.99%       N/A            -3.77%*

Tokyo Stock Exchange Index**           -29.35%      -8.33%          -8.91%

*    Returns of Tokyo Stock Exchange Index (TOPIX) were for the Life-of-Class B:
     -2.67% and C: -2.74%.

**   The Index (TOPIX) is an unmanaged  composite  index of companies  listed on the First Section of the Tokyo Stock Exchange and includes  reinvestment of dividends. Investors may not purchase indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Japan Capital Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A     CLASS B      CLASS C       CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%       5.00%        2.00%         0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%       0.00%        1.00%         0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*      5.00%        1.00%         0.00%

Redemption Fee (paid
directly from
your investment upon
redemption)**                   1.00%       0.00%        0.00%         0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)***
---------------------------------------------------------------------------------

Management Fees                 1.00%       1.00%        1.00%         1.00%
Distribution (12b-1) Fees       0.30%       1.00%        1.00%         0.00%
Other Expenses                  2.05%       2.74%        3.67%         2.05%+
Total Fund Operating            3.35%       4.74%        5.67%         3.05%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.
***  The Class Y shares are a new class of  shares,  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Japan Capital Fund

                       CLASS A*       CLASS B**       CLASS C          CLASS Y

EXAMPLE #1

---------------------------------------------------------------------------------
For one year              869             975             758             308
For three years         1,523           1,728           1,767             942
For five years          2,199           2,585           2,860           1,601
For ten years           3,990           4,527           5,529           3,365

EXAMPLE #2

---------------------------------------------------------------------------------
For one year              869             475             659             308
For three years         1,523           1,428           1,767             942
For five years          2,199           2,385           2,860           1,601
For ten years           3,990           4,527           5,529           3,365

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign  securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

GAM Europe Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments  that are  economically  tied to the countries of Europe.  A company will  be  considered  economically  tied to  Europe  if a) at  least  50% of the company's assets are located in Europe or at least 50% of its total revenues are derived  from goods or services  produced in Europe or sales made in Europe;  b)
the principal  trading market for the company's  securities is in Europe;  or c)
the company is incorporated  under the laws of a European country.  The European countries  in which the Fund may invest  include  the United  Kingdom,  Ireland,
France, Germany, the Netherlands,  Denmark,  Norway, Sweden,  Finland,  Iceland,
Switzerland,  Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland,
the Czech Republic and Slovakia. The Fund invests primarily in common stock, and under  normal  market  conditions,  the Fund will invest in stocks  issued in at least  three  different  countries.  In  addition,  if  the  investment  advisor determines that the long-term capital  appreciation of bonds may equal or exceed the return on stocks,  then the Fund may invest  substantially  in bonds  issued either by governments or government  agencies or corporations  without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than  investment  grade.

The investment  advisor combines  top-down and bottom-up  analysis.  Country and sector  allocation are integrated  into the process,  but stock selection is the primary factor  influencing Fund  composition.  Country selection is a result of stock and  industry  selection.  Each stock is  evaluated  relative  to its peer group,  its earnings  history and its growth  potential.  Company  visits are an important  part of the  selection  process.  Stocks  selected  tend to have  the following characteristics:

o     Strong business with a leadership position in their field
o     Attractive valuations
o     Good quality management
o     Strong company franchise, strong operating environment and prospects

The investment advisor does not screen based on size of the company. Rather, the investment  advisor  takes into  account  its  ability to  purchase  or sell the company's  stock with  relative  ease within a short  period of time.  Sales are triggered  by an  assessment  that the stock is no  longer a good  value or that fundamental prospects have deteriorated.  For example,  prospects are considered to have  deteriorated  when  the  company  becomes  overvalued.  Sales  are also triggered  when the  investment  advisor  determines  that  there  may be better opportunities elsewhere.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its  agencies  and  instrumentalities  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least  80% of its  assets in  investments  in  European countries.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic  conditions,  investor  perceptions and market liquidity.  Investing in foreign  securities  generally  involves  greater  risk than  investing  in U.S.
securities. Since the Fund invests principally in Europe, it will be impacted by regional events there to a greater extent than a more broadly  diversified fund.
Foreign  securities  prices may vary more widely  than those of U.S.  securities because of economic, financial, political or social factors including:

o    Political conditions  Government  regulation or action may adversely affect
     foreign   markets   through  the  imposition  of  capital   controls,   the
     nationalization  of companies  or  industries,  excessive  taxes or similar items.

o    Information There is likely to be less available  information about foreign securities than is available about U.S.  companies.  Foreign  companies may not be subject to the same accounting standards as U.S. companies.  Foreign issuers  may  be  subject  to  less  stringent  government  supervision  or regulation of financial markets and business practices than U.S. issuers.

o    Liquidity  Non-U.S.  securities  may  trade on small  exchanges  less  well regulated  than U.S.  exchanges,  may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o    Commissions and fees Brokerage fees and  commissions  are generally  higher abroad than in the U.S.

o    Emerging markets Countries in emerging markets may have relatively unstable governments,  economies  based  on only a few  industries,  and  securities markets that trade a small number of issues.

o    Currency Fluctuations in currencies,  local withholding and other taxes may adversely impact the price of the Fund's investment.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                 GAM EUROPE FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

              GAM Europe Fund
              Class A Share
              Annual Total Returns
              As of December 31

     92         -4.91
     93         22.68
     94         -3.11
     95         16.77
     96         21.32
     97         27.55
     98         10.70
     99         16.21
     00          4.61
     01        -21.29

Highest and Lowest Returns

Highest Performing Quarter:    27.94% in 4th quarter of 1999
Lowest Performing Quarter:    -17.45% in 3rd quarter of 1998

The table shows how the average annual returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after- tax returns are presented for Class
A Shares of the Fund. The after-tax  returns are calculated using the historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax  situation  and may differ from those shown in the table.  In addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The MSCI Europe Index is a broad market index used for comparative purposes.

GAM Europe Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the MSCI Europe Index
As of December 31, 2001

                                                                   10 Year
                                                              (or Life-of-Class
Class                                                          if less than 10
  (inception date)                     1 Year      5 Year          years)

A Shares (January 1, 1990)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                    -25.62%       5.01%          7.41%
Return After Taxes on Distributions    -25.64%       2.14%          6.33%
Return After Taxes on Distributions
  and Sale of Fund Shares              -15.57%       3.32%          6.29%

B Shares (May 26, 1998)
  (after deferred sales charge)
  Return Before Taxes                  -25.81%       N/A           -5.25%*

C Shares (May 20, 1998)
  (after sales charge of 1% and
  deferred sales charge)
  Return Before Taxes                  -24.20%       N/A           -5.68%*

MSCI Europe Index**                    -19.64%       6.56%         10.04%

*    Returns of MSCI Europe  Index were for the  Life-of-Class  B: -4.08% and C:
     -3.55%.

**   The MSCI Europe Index is an  unmanaged  index of  securities  listed on the stock  exchanges  of 15 European  countries  and includes  reinvestment  of dividends. Investors may not purchase indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Europe Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A     CLASS B      CLASS C       CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%       5.00%        2.00%         0.00%

Maximum Front-End Sales
Charge (as a percentage of
the offering price)             5.50%       0.00%        1.00%         0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*      5.00%        1.00%         0.00%

Redemption Fee (paid
directly from
your investment upon
redemption)**                   1.00%       0.00%        0.00%         0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)***
---------------------------------------------------------------------------------

Management Fees                 1.00%       1.00%        1.00%         1.00%
Distribution (12b-1) Fees       0.30%       1.00%        1.00%         0.00%
Other Expenses                  1.42%       1.62%        2.44%         1.42%+
Total Fund Operating            2.72%       3.62%        4.44%         2.42%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.
***  The Class Y shares are a new class of  shares,  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM Europe Fund

                      CLASS A*         CLASS B**       CLASS C          CLASS Y

EXAMPLE #1

---------------------------------------------------------------------------------
For one year              810             865             640             245
For three years         1,348           1,409           1,430             755
For five years          1,910           2,073           2,329           1,291
For ten years           3,433           3,682           4,621           2,756

EXAMPLE #2

---------------------------------------------------------------------------------
For one year              810             365             541             245
For three years         1,348           1,109           1,430             755
For five years          1,910           1,873           2,329           1,291
For ten years           3,433           3,682           4,621           2,756

*    Due to the redemption fee, the cost of investing for one year would be $100 higher  for  shares  redeemed  or  exchanged  within 90 days of the date of purchase.
**   The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of foreign  securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

GAM American Focus Fund
(previously the GAM North America Fund)

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund  normally  invests at least 80% of its assets in  investments  that are
economically   tied  to  the  United  States.   A  company  will  be  considered
economically  tied to a country if a) at least 50% of the  company's  assets are located in the country or at least 50% of its total  revenues  are derived  from goods or services  produced in the country or sales made in the country;  b) the principal trading market for the company's  securities is in the country;  or c)
the company is incorporated under the laws of the country.

The  Fund   invests   primarily   in  the   stocks   of   selected   large   and
mid-capitalization   North  American  companies.  The  Fund  may  overweight  or underweight certain economic sectors relative to the benchmark Samp;P 500 Composite
Index.  The Fund may purchase  stocks of  small-capitalization  companies in the
United States and Canada if consistent with the fundamentals stated above.

The Fund's investment  advisor uses a four-step  investment  process in order to determine which stocks to buy for the Fund.

Step 1:  Determining the investable universe

Screening for acceptable  trading  liquidity and minimum  market  capitalization identifies the investable universe of stocks. The universe consists primarily of the S&P 500 Composite Index plus other stocks with similar  characteristics  and totals  approximately  650  large-  and  mid-capitalization  stocks.  The Fund's investment  advisor  then  applies  its own  proprietary  screening  and ranking process to this universe.

Step 2:  Stock selection

In  identifying  which stocks to buy, the Fund's  investment  advisor  considers three elements of true value. These are: the return on capital (an assessment of each  company's  operating  condition);  the cost of capital (an assessment of a company's rate of return on its investments  taking into consideration the risks of such investments);  and market expectations of future performance  (valuation measures to assess the degree of investment opportunity).

The process is based on "economic profit" measures in determining true value and uncovering investment opportunities,  as opposed to traditional accounting-based measures,  such as price/earnings,  earnings growth and reported book value. The investment advisor believes that such traditional measures are only the starting point  for  analysis  and  fail to  capture  the  vital  linkage  of the  income statement, balance sheet, capital investment, risk and valuation.

The process also recognizes that superior investment performance can be achieved by identifying good companies (improving return on capital, steady or decreasing risk) that are also good stocks (low market expectations) and selling those that are neither good  companies  nor good stocks.  In this  regard,  the  investment advisor  purchases  stock  of a  company  when  it  believes  that  the  stock's fundamental  value is greater than its current market price and sells stock of a company  when it believes  that the stock's  fundamental  value is less than its current market price.

Step 3:  Portfolio construction and risk control

To determine the optimal weighting of each of the stocks identified as purchases and sales, the Fund's investment advisor takes into account:

o     Expected appreciation potential
o     Possible valuation downside
o     Fundamental risk profile
o     Price volatility
o     Correlations
o     Impact on the overall portfolio

The Fund's investment  advisor seeks to derive performance from the magnitude of the net exposure to the stock market. The advisor varies the net exposure to the market in order to maximize capital  appreciation and to preserve capital,  when deemed necessary.

Step 4:  Portfolio monitoring

The Fund's  investment  advisor  continually  monitors the  contribution  to the overall  performance of the portfolio from each position and net exposure.  This is  crucial  to the  control  of risk  and  return.  The  advisor  draws on past experience by assessing both risk and sources of return and performing real time detailed  evaluations  of how decisions have paid off.  Results are  illustrated transparently and provide insights for future decisions.

Typically, the Fund will invest 35 to 50 securities, and mainly equities. If the investment advisor  determines that the long-term capital  appreciation of bonds may equal or exceed  the  return on  stocks,  then the Fund may  invest in bonds issued by governments, government agencies or corporations without regard to the maturity of such  bonds.  Debt  securities  in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of
U.S. or foreign companies,  governments or their agencies and  instrumentalities as well as money market  instruments  denominated  in U.S.  dollars or a foreign currency.  Should  the Fund  take a  temporary  defensive  position,  it may not achieve its investment objectives.  At no point will more than 20% of the Fund's portfolio  be held in cash or cash  equivalents,  except when the Fund is taking temporary defensive measures.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least  80% of its  assets in  companies  in the  United
States.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Other factors influencing the price of securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Focus"  investing  Since the Fund will focus its  investments on typically less than 50  securities,  mainly  equities,  it may be  subject to greater share price fluctuations than a more broadly diversified fund.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalization  involves  greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

                             GAM AMERICAN FOCUS FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each of the last ten years.
This  illustrates  the  variability  of the  performance  from  year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges,  but includes the  reinvestment of dividends and capital  gains.  Performance  would be lower if sales charges were included. Past performance does not guarantee or predict future results.

The Fund changed its  Co-Investment  Advisors on March 26, 2001.  As of June 20,
2001,  the sole  investment  advisor  to the Fund is GAM USA.  Accordingly,  the
Fund's historic  performance may not reflect its current investment  policies or future performance. (See "Management of the Funds" for more information.)

[The table below represents a bar chart in the printed piece.]

               GAM American Focus Fund
               Class A Share
               Annual Total Returns
               As of December 31

     92          2.42
     93         -2.09
     94          2.97
     95         30.9
     96         24.1
     97         29.41
     98         29.44
     99          9.32
     00         -1.46
     01         -5.94

Highest and Lowest Returns

Highest Performing Quarter:    18.07% in 4th quarter of 1998
Lowest Performing Quarter:    -16.49% in 3rd quarter of 2001

The table shows how the average annual returns for 1, 5 and 10 years (or life of class) for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after- tax returns are presented for Class
A Shares of the Fund. The after-tax  returns are calculated using the historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax  situation  and may differ from those shown in the table.  In addition,  the after-tax  returns  shown are not relevant to  investors  who hold shares of the
Fund  through  tax-deferred  arrangements,  such as 401(k)  plans or  individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The S&P 500  Composite  Index  is a broad  market  index  used  for  comparative purposes.

GAM American Focus Fund
1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant Share Classes Plus a Comparison to the S&P 500 Composite Index
As of December 31, 2001

                                                                   10 Year
                                                              (or Life-of-Class
Class                                                          if less than 10
  (inception date)                     1 Year      5 Year          years)

A Shares (January 1, 1990)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                    -11.11%       9.91%         10.40%
Return After Taxes on Distributions    -11.12%       8.16%          8.11%
Return After Taxes on Distributions
  and Sale of Fund Shares               -6.75%       8.11%          7.94%

B Shares (May 26, 1998)
  (after deferred sales charge)
Return Before Taxes                    -11.33%       N/A            1.73%*

C Shares (July 7, 1998)
  (after sales charge of 1% and
  deferred sales charge)
Return Before Taxes                     -8.71%       N/A           -0.63%*

S&P 500 Composite Index**
Return Before Taxes                    -11.89%      10.73%         12.95%

*    Returns of S&P 500  Composite  Index were for Life-of Class B: 2.69% and C:
     1.15%.

**   The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM American Focus Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A     CLASS B      CLASS C       CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%       5.00%        2.00%         0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%       0.00%        1.00%         0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*      5.00%        1.00%         0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)**
---------------------------------------------------------------------------------

Management Fees                 1.00%       1.00%        1.00%         1.00%
Distribution (12b-1) Fees       0.30%       1.00%        1.00%         0.00%
Other Expenses                  0.81%       1.02%        1.17%         0.81%+
Total Fund Operating            2.11%       3.02%        3.17%         1.81%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   The Class Y shares are a new class of  shares,  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM American Focus Fund

                       CLASS A        CLASS B*        CLASS C          CLASS Y

EXAMPLE #1

---------------------------------------------------------------------------------
For one year              752             805             516             184
For three years         1,175           1,233           1,068             569
For five years          1,622           1,787           1,743             980
For ten years           2,857           3,124           3,541           2,127

EXAMPLE #2

---------------------------------------------------------------------------------
For one year              752             305             417             184
For three years         1,175             933           1,068             569
For five years          1,622           1,587           1,743             980
For ten years           2,857           3,124           3,541           2,127

*    The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of securities,  and there is no assurance that such hedging attempts will be successful.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

GAMerica Capital Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under  normal  circumstances,  the Fund  invests  at least 80% of its  assets in investments that are  economically  tied to the United States. A company will be considered  economically  tied to the  United  States  if a) at least 50% of the company's  assets are located in the United  States or at least 50% of its total revenues  are derived  from goods or services  produced in the United  States or sales  made in the  United  States;  b) the  principal  trading  market  for the company's  securities is in the United States; or c) the company is incorporated under the laws of the United States.

The Fund invests primarily in common stocks of U.S. companies.  In addition,  if the investment  advisor  determines that the long-term  capital  appreciation of bonds  may equal or  exceed  the  return  on  stocks,  then the Fund may  invest substantially  in bonds issued either by governments  or government  agencies or corporations  without regard to the maturity of such bonds.  Debt  securities in which the Fund may invest are not required to have any rating.  The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The  investment  advisor  uses a  research-intensive  blend of value and  growth investing approach. Growth stocks are characterized by the investment advisor as securities with strong revenue growth. Value stocks are typically  characterized by the following when compared to the market as a whole:

o    Lower price to earnings ratios

o    Lower price to book value ratios

o    Lower price to cash flow ratios

o    Higher dividend yields

o    Catalyst for change (consolidation in an industry;  wrong market perception after a large fall; inside ownership by an elderly person)

Although not restricted to mid and small  capitalization  stocks, the investment advisor tends to find the best value in smaller companies of under $1 billion in market capitalization.  However, the investment advisor does not have a strategy with respect to size. The Fund is generally  concentrated in a limited number of stocks with the top 20 positions in the Fund's portfolio representing 80% of the total  Fund.  Turnover  tends  to be low as the  investment  advisor  looks  for companies  with limited  leverage,  strong  balance  sheets and above all, sound management.  Sales are triggered by an assessment  that the stock is no longer a good value or that  fundamental  prospects  have  deteriorated;  an  increase in market  capitalization  alone will not cause the  investment  advisor to sell. A company's  prospects are considered to have  deteriorated  when, for example,  a business  area has  become  overly  competitive  or when a  business  model  has weakened.  Sales  are also  triggered  by gross  overvaluation.  The  investment advisor makes frequent visits to companies to judge their investment merit.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of foreign and United States companies,  foreign  governments,  the U.S. government and its agencies  and  instrumentalities,  as well as money  market  instruments denominated  in U.S.  dollars  or a  foreign  currency.  Should  the Fund take a temporary defensive position, it may not achieve its investment  objectives.  At no point  will more  than 35% of the  Fund's  portfolio  be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures. Due to the state of the U.S.  economy over the past few years,  the investment  advisor has taken a protracted defensive position by investing, at times, upwards of 50%
of the Fund's net assets in cash and cash equivalents.  This defensive  position is a result of the  investment  advisor's  view that equity  securities  of U.S.
companies have been and remain at historic high valuations and,  therefore,  the investment  advisor has not been able to identify  reasonably priced U.S. equity securities for purchase by the Fund.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of investing at least 80% of its assets in United States issuers.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Small companies are often new and less well established. They may have limited product lines, markets or financial  resources,  and they may depend on one or a few key persons  for  management.  Other  factors  influencing  the price of  securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Value"  investing  Value stocks may carry higher risk than other stocks as the  determination  that a stock is undervalued is subjective and the stock price may not rise to what the investment advisor considers full value.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate risks involved with stock investing.

                              GAMERICA CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A bar  displays  the  annual  return of the Fund for each year  since the Fund's inception. This illustrates the variability of the performance from year to year and  provides  some  indication  of the risks of  investing  in the  Fund.  Fund performance  shown does not reflect  Class A sales  charges,  but  includes  the reinvestment of dividends and capital gains. Performance would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

               GAMerica Capital Fund
               Class A Share
               Annual Total Returns
               As of December 31

     96         18.31
     97         37.28
     98         30.59
     99         28.97
     00          6.54
     01         -2.42

Highest and Lowest Returns

Highest Performing Quarter:    24.02% in 3rd quarter of 1997
Lowest Performing Quarter:    -13.28% in 3rd quarter of 1998

The table shows how the average  annual returns for 1 year, 5 years and the life of  class  for  each  class  of the  Fund  before  taxes  compare  to those of a broad-based  securities  market  index.  In  addition,  after- tax  returns  are presented for Class A Shares of the Fund.  The after-tax  returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.  In addition,  the  after-tax  returns  shown are not relevant to investors who hold shares of the Fund through  tax-deferred  arrangements,  such as 401(k) plans or individual  retirement  accounts.  After-tax  returns  for the other  classes of shares  will vary from the Class A after-tax  returns  shown.  Past  performance
(before and after taxes) is not an indication of future results.

The S&P 500  Composite  Index  is a broad  market  index  used  for  comparative purposes.

GAMerica Capital Fund
1-, 5-, and  Life-of-Class  Average  Annual Total Return for all Relevant  Share
Classes Plus a Comparison to the S&P 500 Composite Index
As of December 31, 2001

Class
  (inception date)                     1 Year      5 Year       Life-of-Class

A Shares (May 12, 1995)
  (after maximum sales charge of
  5.50%)
Return Before Taxes                     -7.79%      17.83%          16.30%
Return After Taxes on Distributions     -7.79%      16.65%          14.73%
Return After Taxes on Distributions
  and Sale of Fund Shares               -4.74%      14.44%          12.95%

B Shares (May 26, 1998)
  (after deferred sales charge)
  Return Before Taxes                   -7.98%       N/A             8.87%*

C Shares (May 26, 1998)
  (after sales charge of 1% and
  deferred sales charge)
  Return Before Taxes                   -5.09%       N/A             8.79%*

S&P 500 Composite Index**              -11.89%      10.73%          14.35%

*    Returns of S&P 500 Composite Index were for Life-of Class B and C: 2.69%

**   The S&P 500 Composite Index is an unmanaged index of the stock  performance of 500  industrial,  transportation,  utility and  financial  companies and includes  reinvestment  of dividends.  Investors  may not purchase  indices directly.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAMerica Capital Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A     CLASS B      CLASS C       CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%       5.00%        2.00%         0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%       0.00%        1.00%         0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*      5.00%        1.00%         0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)**
---------------------------------------------------------------------------------

Management Fees                 1.00%       1.00%        1.00%         1.00%
Distribution (12b-1) Fees       0.30%       1.00%        1.00%         0.00%
Other Expenses                  0.54%       0.54%        0.54%         0.54%+
Total Fund Operating            1.84%       2.54%        2.54%         1.54%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   The Class Y shares are a new class of  shares,  so the  operating  expenses shown for this  class are based  upon  estimated  expenses  for the  Fund's current fiscal year.
+    Assumes Class A other expenses.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAMerica Capital Fund

                       CLASS A        CLASS B*        CLASS C         CLASS Y

EXAMPLE #1

---------------------------------------------------------------------------------
For one year              727             757             454             157
For three years         1,097           1,091             883             486
For five years          1,491           1,550           1,437             839
For ten years           2,590           2,704           2,947           1,835

EXAMPLE #2

---------------------------------------------------------------------------------
For one year              727             257             355             157
For three years         1,097             791             883             486
For five years          1,491           1,350           1,437             839
For ten years           2,590           2,704           2,947           1,835

*    The Class B example  reflects  Class A expenses  for years nine through ten because Class B shares  convert to Class A shares after a maximum period of eight years.  Class B shares may convert sooner  depending on the amount of
     Class B shares  purchased  and  when.  See  "Information  about  contingent deferred sales charge."

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

GAM American Focus Long/Short Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders,  the Fund's investment  objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will have both long and short positions in equity  securities,  primarily  common stocks.  The Fund normally  invests at least 80% of its assets in investments that are economically  tied to the United
States.  A company will be  considered  economically  tied to a country if a) at least 50% of the company's  assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country;  b) the  principal  trading  market for the company's securities is in the country;  or c) the company is incorporated  under the laws of the country.

The  Fund   invests   primarily   in  the   stocks   of   selected   large   and
mid-capitalization   North  American  companies.  The  Fund  may  overweight  or underweight certain economic sectors relative to the benchmark S&P 500 Composite
Index.  The Fund may  purchase  stocks of  small-capitalization  North  American companies if consistent  with the  fundamentals  stated above.  In order to take advantage of  opportunities to buy more stock and to attempt to enhance returns, the Fund may borrow money from banks (be leveraged) in an amount up to one-third of the value of its total assets.

When the Fund takes a long  position,  it purchases a stock  outright.  When the
Fund  takes a short  position,  it sells a stock it does not own at the  current market  price  and  delivers  to the  buyer a stock  that  it has  borrowed.  To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the stock goes down after the short sale.  Conversely,  if the price of the stock goes up after the sale,  the Fund will lose money because it will have to pay more to replace  the  borrowed  stock than it  received  when it sold the stock  short.  The  frequency  of short  sales  will  vary  substantially  under different  market  conditions,  and no  specific  portion of Fund assets will be committed to short sales.  However,  no securities  will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 50% of the Fund's net assets.

The Fund's investment  advisor uses a four-step  investment  process in order to determine  which  stocks  to buy long that it  believes  will go up in price and which stocks to sell short that it believes will go down in price.

Step 1:  Determining the investable universe

Screening for acceptable  trading  liquidity and minimum  market  capitalization identifies the investable universe of stocks. The universe consists primarily of the S&P 500 Composite Index plus other stocks with similar  characteristics  and totals  approximately  650  large-  and  mid-capitalization  stocks.  The Fund's investment  advisor  then  applies  its own  proprietary  screening  and ranking process to this universe.

Step 2:  Stock selection

In  identifying  which  stocks to buy and which to short  sell,  the  investment advisor considers three elements of true value. These are: the return on capital
(an assessment of each company's operating  condition);  the cost of capital (an assessment  of a  company's  rate  of  return  on its  investments  taking  into consideration the risks of such investments);  and market expectations of future performance (valuation measures to assess the degree of investment opportunity).

The process is based on "economic profit" measures in determining true value and uncovering  investment  opportunities on the long and short sides, as opposed to traditional  accounting-based measures, such as price/earnings,  earnings growth and reported book value.  The investment  advisor believes that such traditional measures are only the starting  point for analysis and fail to capture the vital linkage of the income statement,  balance sheet,  capital  investment,  risk and valuation.

The process also recognizes that superior investment performance can be achieved by identifying good companies (improving return on capital, steady or decreasing risk) that are also good stocks (low market expectations) and selling those that are  neither  good  companies  nor  good  stocks.  In this  regard,  the  Fund's investment  advisor  purchases  stock of a  company  when it  believes  that the stock's  fundamental  value is greater  than its current  market price and sells stock of a company when it believes that the stock's  fundamental  value is less than its current market price.

Step 3:  Portfolio construction and risk control

To determine the optimal  weighting of each of the stocks  identified as buys or short sells, the investment advisor takes into account:

o     Expected appreciation potential
o     Possible valuation downside
o     Fundamental risk profile
o     Price volatility
o     Correlations
o     Impact on the overall portfolio

The Fund's investment  advisor seeks to derive  performance from stock selection in long  positions,  stock selection in short positions and the magnitude of the net  exposure to the stock  market.  The advisor  varies the net exposure to the market in order to maximize capital  appreciation and to preserve capital,  when deemed necessary.

Step 4:  Portfolio monitoring

The Fund's  investment  advisor  continually  monitors the  contribution  to the overall  performance of the portfolio from each position and net exposure.  This is  crucial  to the  control  of risk  and  return.  The  advisor  draws on past experience by assessing both risk and sources of return and performing real time detailed  evaluations  of how decisions have paid off.  Results are  illustrated transparently and provide insights for future decisions.

Typically,  the  Fund  will  invest,  by  taking  a long  position,  in 35 to 50 securities, and mainly equities. The Fund may take a short position in a smaller or larger number of securities.  If the investment  advisor  determines that the long-term  capital  appreciation  of bonds  may equal or  exceed  the  return on stocks,  then the Fund may  invest in bonds  issued by  governments,  government agencies or  corporations  without  regard to the  maturity of such bonds.  Debt securities in which the Fund may invest are not required to have any rating. The
Fund may not  invest  more  than 5% of its  assets  in bonds  rated  lower  than investment grade.

The Fund, for temporary  defensive  purposes,  may invest in short-term bonds of
U.S. or foreign companies,  governments or their agencies and  instrumentalities as well as money market  instruments  denominated  in U.S.  dollars or a foreign currency.  Should  the Fund  take a  temporary  defensive  position,  it may not achieve its investment objectives.  At no point will more than 20% of the Fund's portfolio  be held in cash or cash  equivalents,  except when the Fund is taking temporary defensive measures.

The Fund will  notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least  80% of its  assets in  companies  in the  United
States.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate  based on such  things as the  business  performance  of the  company, investors'  perception about the company or general economic  conditions.  Other factors influencing the price of securities include:

o    Economic  conditions  The  broad  investment  environment  in the  U.S.  or international  markets  could impact stock prices based on interest  rates, politics, fiscal policy and other current events.

o    Inflation  Rising  prices of goods and services  could  eliminate any gains realized from your investment in the Fund.

o    "Focus"  investing  Since the Fund will focus its  investments on typically less than 40  securities,  mainly  equities,  it may be  subject to greater share price fluctuations than a more broadly diversified fund.

o    Short Sales Despite the intent to reduce risk by having both long and short positions,  it is possible that the Fund's long  positions  will decline in value at the same time that the value of the stocks  sold short  increases, thereby  increasing the potential for loss. The Fund may not always be able to close out a short  position  at a  particular  time or at an  acceptable price.  A lender may request the borrowed  securities  be returned to it on short  notice,  and the Fund may have to buy the borrowed  securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a "short squeeze" can occur.  A short  squeeze  occurs when demand is greater than supply for the stock sold short.  A short  squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens,  the
     Fund will lose some or all of the  potential  profit from,  or even incur a loss as a result of, the short sale.

Depending  on  the  arrangements  made  with a  broker  or  custodian  regarding segregated accounts in conjunction with short sales (which are required by law), the Fund may or may not receive any payments (including  interest) on collateral deposited with the broker or custodian.

o    Borrowing/Leverage  The use of  leverage  may make any change in the Fund's net asset value even  greater and thus result in  increased  volatility  of returns.  The  Fund's  assets  that are used as  collateral  to secure  the borrowing may decrease in value while the borrowing is  outstanding,  which may force the Fund to use its other  assets  to  increase  the  collateral.
     Leverage also creates interest expense that may lower overall Fund returns.

o    Derivative  instruments  Derivatives  involve  substantial risk,  because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large loss.  The Fund may lose more than its  initial  investment.  If the Fund has a  derivative  investment  which begins to  deteriorate,  there  may be no way to sell it and avoid  further losses,  because no buyer may be  available.  In addition,  the  securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position  until  exercise or  expiration,  which could  result in losses.
     Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot  eliminate  fluctuations in the prices of securities,  and there is no assurance that such hedging attempts will be successful.

o    Credit and rating risk Credit risk  relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade,  high-yield  bonds are  subject  to  credit  risk to a greater extent than  lower-yield,  higher-quality  bonds. The lower the rating of a debt  instrument the more  speculative its  characteristics  and changes in economic or other  circumstances are more likely to lead to an inability of the issuer to make  principal and interest  payments than issuers of higher grade securities.

o    Interest rate risk Interest rate risk refers to the  fluctuations  in value of fixed-income  securities resulting from the inverse relationship between price and yield.  For example,  an increase in general  interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general  interest rates will tend to increase their value.
     In addition,  debt  securities with longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

o    Company risk Investing in the Fund involves the risk common to investing in any  security,  that is that the value of the  securities  held by the Fund will  fluctuate  in response to changes in  economic  conditions  or public expectations  about  those  securities.  The net asset  value of the Fund's shares will change accordingly.

o    Market risk The market value of a security may move up and down,  sometimes rapidly and unpredictably.  These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer,  industry,  sector of the  economy,  or the market as a whole.  Market  risk is common to most investments--including  stocks and bonds,  and the mutual funds that invest in them.

o    Small and mid-cap risk Investing in companies with small and mid-cap market capitalization  involves  greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small and
     mid-cap  companies  more  susceptible  to  setbacks  or  downturns.   These
     companies may experience  higher rates of bankruptcy or other failures than larger  companies.  They may be more  likely to be  negatively  affected by changes in management. In addition, the stock of a small or mid-cap company may be thinly traded.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

SUBSCRIPTION OFFER

On January 30, 2002 a subscription  period began for the Fund. The  subscription period,  held for the  purpose  of  accumulating  capital  prior to the start of investment  activities,  is expected to end May 29, 2002. Fund shares subscribed for  during  this time will be issued at a net asset  value of $10.00 per share.
Payment for Fund shares will be due on May 30, 2002. If you send an order during the subscription  period along with payment,  your money will be returned unless you  allow  the  money  to be  invested  in the GAM  Money  Market  Account,  an open-ended  investment  management  company,  until  commencement of the closing period described above, at which time the shares of the GAM Money Market Account will be exchanged for shares of the Fund. In order to allow  investment into the
GAM Money Market Account,  you must have completed an application  form from the
GAM Money Market Account.  For a free prospectus and application form on the GAM
Money  Market  Account,  contact  your  advisor  or  call  800-426-4685.  If you subscribe for shares,  you will not have any rights as a shareholder of the Fund until your  shares are paid for and their  issuance  has been  reflected  in the
Fund's books. We reserve the right to withdraw or terminate the initial offering without  notice and to refuse any order in whole or in part.  Shares of the Fund will not be offered to the public prior to the Fund's commencement of operations except through this subscription offer. From May 30, 2002 through June 30, 2002, no new  accounts  will be  accepted  or  exchanges  into the Fund from other GAM
Funds.  During this  period,  additional  purchases  or  exchanges  will only be accepted from  shareholders who participated in the subscription  offer. On July
1, 2002, shares of the Fund will be available to the public as described in this
Prospectus.

                       GAM AMERICAN FOCUS LONG/SHORT FUND

PAST PERFORMANCE AND EXPENSES

There is no performance  information quoted for Class A, B, C or Y shares of the
GAM American  Focus  Long/Short  Fund, as the Fund had not commenced  investment operations prior to the date of this Prospectus.

Fees and Expenses of the Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the  estimated  expenses  for the  current  year,  adjusted to reflect any charges  that you may pay if you buy and hold  shares  of the  Fund.  Actual  or future expenses may be different.

GAM American Focus Long/Short Fund Investor Expenses
Shareholder Transaction Expenses

                               CLASS A     CLASS B      CLASS C       CLASS Y

Sales charges (fees paid directly from your investment)
---------------------------------------------------------------------------------

Maximum Sales Charge
(as a percentage of the
offering price)                 5.50%       5.00%        2.00%         0.00%

Maximum Front-End Sales
Charge
(as a percentage of the
offering price)                 5.50%       0.00%        1.00%         0.00%

Maximum Deferred Sales
Charge
(as a percentage of the
original purchase price or
the amount redeemed,
whichever is less)              0.00%*      5.00%        1.00%         0.00%

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)**
---------------------------------------------------------------------------------

Management Fees(1)              1.50%       1.50%        1.50%         1.50%
Distribution (12b-1) Fees       0.30%       1.00%        1.00%         0.00%
Other Expenses                  0.59%       0.42%        0.41%         0.38%
Total Fund Operating            2.39%       2.92%        2.91%         1.88%
Expenses

*    Except  for  investments  of $1  million or more.  See  "Information  about contingent deferred sales charge."
**   The fees and expenses  are based on estimates  and assume an asset level of
     $25 million for each class of shares.
(1)  The management fee given above is the Fund's annual base management fee. On a monthly basis, the base fee will remain unadjusted or will be adjusted up or down depending  upon the investment  performance of the Fund compared to the  investment  performance  of the S&P 500  Composite  Index,  the Fund's benchmark.  The maximum or minimum adjustment over any 12-month period will be 0.50%. As a result, the Fund could pay an annualized management fee that ranges from 1.00% to 2.00% of the Fund's  average daily net assets.  During the first 12 months of the Fund's  operation,  the  management  fee will be charged at the base fee of 1.50%, with no performance adjustment made.

Examples

These  examples  can help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples  assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest  $10,000 in the Fund for the periods  shown,  then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment
in GAM American Focus Long/Short Fund

                       CLASS A        CLASS B          CLASS C         CLASS Y

EXAMPLE #1*

---------------------------------------------------------------------------------
For one year         $    779        $    795        $    490        $    191
For three years         1,254           1,204             992             591
For five years(1)         N/A             N/A             N/A             N/A
For ten years(1)          N/A             N/A             N/A             N/A

EXAMPLE #2*

---------------------------------------------------------------------------------
For one year         $    779        $    295        $    391        $    191
For three years         1,254             904             992             591
For five years(1)         N/A             N/A             N/A             N/A
For ten years(1)          N/A             N/A             N/A             N/A

(1)  The Fund has not  projected  expenses  beyond the  three-year  period shown because the Fund had not commenced investment  operations prior to the date of this Prospectus.
*    The above fee table assumes an asset level of $25 million for each class of shares and a management fee of 1.5%.

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives.  Derivatives are financial instruments which derive  their  value  from  the  performance  of  an  underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Forward foreign exchange  contracts When the Fund buys a foreign  security, it generally does so in a foreign currency.  That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes,  the Fund may buy forward foreign exchange contracts on foreign  currencies.  These contracts "lock in" a price for the currency at a certain  future  date.  The Fund may also use put and call  options on foreign currencies.

o    Options and warrants An option is a contract  giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price
     ("strike  price") on a certain date. A warrant is the  equivalent of a call option written by the issuer of the underlying security.

o    Futures contracts  Futures contracts  obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The  Fund  may  enter  into  foreign  currency  forward  contracts,   repurchase
agreements,  and certain other types of futures,  options and  derivatives  with banks,  brokerage firms and other  investors in  over-the-counter  markets,  not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o    Management  risk The Fund is subject to  management  risk  because it is an actively managed  investment  portfolio.  The investment advisor will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover  (which  may  result  from  short  selling)  creates  higher brokerage  and  transaction  costs for the Fund,  which may reduce  its  overall performance.  Additionally,  the  realization  of  capital  gains  from  selling portfolio  securities may result in  distributions  of taxable  capital gains to shareholders,  since the Fund will normally  distribute  all of its capital gain realized to  shareholders  each year to avoid  excise  taxes under the  Internal
Revenue Code.

II.   Management of the Funds

INVESTMENT ADVISORS

GAM International  Management Limited ("GIML"), a corporation  organized in 1984 under the laws of the United  Kingdom,  12 St.  James's  Place,  London SW1A 1NX
England, serves as Investment Advisor for each Fund, other than the GAM American
Focus Fund and GAM American Focus Long/Short Fund. Global Asset Management (USA)
Inc. ("GAM USA") serves as Investment Advisor to the GAM American Focus Fund and
GAM American Focus Long/Short  Fund. GAM USA is a corporation  organized in 1989 under the laws of the State of  Delaware,  135 East 57th Street,  New York,  New
York 10022.

Global Asset Management Limited ("GAML"),  the ultimate  shareholder of GIML and
GAM USA, is wholly owned by UBS AG ("UBS"),  a Swiss banking  corporation.  UBS, with headquarters in Switzerland, is an internationally diversified organization with  operations in many aspects of the  financial  services  industry.  UBS was formed by the merger of Union Bank of Switzerland and Swiss Bank  Corporation in
June 1998.  GIML and GAM USA are affiliated  entities,  each  indirectly  wholly owned by GAML.

As  compensation  for its  services,  each Fund,  other than GAM American  Focus
Long/Short  Fund,  pays the  equivalent of 1.0% per annum of the Fund's  average daily net assets to GIML or GAM USA (in the case of GAM American Focus Fund). In the case of the GAM American  Focus  Long/Short  Fund,  the GAM  American  Focus
Long/Short  Fund pays GAM USA a fee that is  comprised  of two  components.  The first  component  is a base fee equal to 1.50%  annualized,  of the GAM American
Focus  Long/Short  Fund's  average daily net assets.  The second  component is a performance  adjustment  that  either  increases  or  decreases  the  base  fee, depending on how the Fund has performed  relative to its benchmark,  the S&P 500
Composite Index (the "S&P").  The base fee will be increased (or decreased) by a performance  adjustment  at the  monthly  rate of  1/12th  of  0.125%  for  each percentage  point that the Fund's  investment  performance  is 3.00%  better (or worse) than the performance of the S&P during the performance period, which is a rolling  12 month  period.  The  performance  adjustment  will be applied to the average net assets of the Fund  determined  as of the close of each business day during the month and the performance period. The performance of the Fund for the purpose of calculating  the  performance  adjustment is the  cumulative  monthly asset-weighted  performance  of all  classes  of shares of the Fund  during  the performance  period.  The maximum  performance  adjustment upward or downward is
0.50%  annualized.  Depending  on the  performance  of the  GAM  American  Focus
Long/Short Fund, during any twelve month period,  GAM USA may receive as much as
2.00% or as little as 1.00% in management  fees.  During the first twelve months of the Fund's operations,  the management fee will be charged at the base fee of
1.50%,  with no performance  adjustment.  For more information  about the Funds'
investment  advisory fees, see the statement of additional  information  for the
Funds.

The Funds' expense ratios may be higher than those of most registered investment companies.  This reflects,  in part,  the higher costs of investing  outside the
United  States.  The  advisory fee paid by each Fund is higher than that of most registered  investment  companies.  The  Funds  pay for all  expenses  of  their operations.

INDIVIDUALS PRIMARILY RESPONSIBLE FOR DAY-TO-DAY MANAGEMENT OF THE FUNDS:

GAM GLOBAL FUND Venkat Chidambaram,  Investment Manager,  joined GAM in February
1994. Before taking over primary  responsibility for the GAM Global Fund, he was an  Investment  Manager  in GAM's  International/Global  Team  assisting  in the management  of both the GAM Global  Fund and GAM  International  Fund.  Prior to
joining GAM, Mr. Chidambaram worked for accountants  Pritchard Fellows & Co.
Mr. Chidambaram is based in London.

GAM INTERNATIONAL FUND John Bennett and Michael S. Bunker, Investment Directors,
will  lead  the  International  Team and be  responsible  for the  selection  of securities based upon the asset allocation process under Graham Wainer, Managing
Director - Portfolio Management. Mr. Wainer joined GAM in 1998 having previously been Executive  Director of EFG Private Bank since 1991 and Managing Director of its asset  management  subsidiary.  Mr.  Bennett is  primarily  responsible  for
European  markets and responsible for the management of the GAM Europe Fund. Mr.
Bunker is primarily  responsible for the Asian investment policy and responsible for the management of the GAM Pacific Basin Fund and the GAM Japan Capital Fund.
Messrs. Bennett, Bunker and Wainer are based in London.

GAM PACIFIC  BASIN AND GAM JAPAN  CAPITAL  FUNDS  Michael S. Bunker,  Investment
Director, has overall responsibility for Asian investment policy. Mr. Bunker has more  than 20 years'  investment  experience,  primarily  in Asian  markets.  He started  managing  GAM Pacific  Basin Fund on May 6, 1987,  and also manages the offshore fund, GAM Pacific Inc. Mr. Bunker is based in London.

GAM EUROPE FUND John Bennett,  Investment Director,  is responsible for European markets.  He joined GAM in 1993; before that, he was Senior Fund Manager,  Ivory
& Sime, responsible for Continental European equity portfolios.  Mr. Bennett started  managing  GAM Europe  Fund on January 1,  1993,  and also  manages  the offshore fund GAM Pan European Inc. Mr. Bennett is based in London.

GAM AMERICAN FOCUS FUND AND GAM AMERICAN FOCUS  LONG/SHORT  FUND James A. Abate,
Investment  Director,  joined GAM USA as  Investment  Director in January  2001.
Previously,  Mr. Abate served as Managing  Director and  Portfolio  Manager with
responsibility   for  Credit  Suisse  Asset   Management's  U.S.  Select  Equity
portfolios as well as the firm's New York based global  sector funds.  Mr. Abate managed assets for Credit Suisse Asset Management and its predecessor  firms for
5 years  before  joining  Viewpoint  Corporation.  Prior to joining GAM USA, Mr.
Abate was the Chief Financial Officer for Viewpoint Corporation.  Previously, he
was a co-founder and Managing Director of Vert Independent  Capital Research,  a
Wall Street equity research  boutique and investment  advisor,  and a Manager in
PriceWaterhouse's  Valuation/Corporate  Finance  Group.  Mr. Abate manages other funds and accounts for GAM USA and is based in New York.

GAMERICA CAPITAL FUND Gordon Grender,  Investment Director,  has been associated with GAM since 1983. He has managed North  American  stock funds since 1974. Mr.
Grender started managing GAMerica Capital Fund on May 12, 1995, and also manages
GAMerica Inc., an offshore fund with similar investment objectives.  Mr. Grender is based in London.

DISTRIBUTOR

GAM Services, Inc., 135 East 57th Street, New York, New York 10022, an affiliate of GAM USA and GIML, serves as the distributor and principal  underwriter of the
Funds' shares. GAM USA and GIML are indirect wholly owned subsidiaries of Global
Asset Management Limited ("GAML").  GAML is wholly owned by UBS AG. GAM Services compensates  financial services firms which sell shares of the Funds pursuant to agreements with GAM Services. Compensation payments come from sales charges paid by shareholders at the time of purchase (for Class A, C and D shares),  from GAM
Services'  resources  (for Class B, C and Y shares) and from 12b-1 fees paid out of Fund assets (except for Class Y shares).

The  Funds  have  adopted  Distribution  Plans  under  Rule  12b-1  to  pay  for distribution  and sale of their  shares.  Under these  Plans,  Class A, Class B,
Class C and Class D shares pay 12b-1 fees.  Please see "Sales Charge  Schedules"
on page [ ] for details.

In the case of Class A, B, C and D share  accounts  which are not  assigned to a financial  services firm, GAM Services  retains the entire fee.  Should the fees collected  under the Plans exceed the expenses of GAM Services in any year,  GAM
Services would realize a profit.

GAM  Services,  or the Funds,  may also contract  with banks,  trust  companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

o    Processing purchase and redemption transactions.

o    Transmitting  and  receiving  monies for the purchase and sale of shares in the Funds.

o    Answering routine inquires about the Funds.

o    Furnishing  monthly and year-end  statements and confirmations of purchases and sales of shares.

o    Transmitting periodic reports,  updated prospectuses,  proxy statements and other shareholder communications.

For these services, each Fund pays fees which may vary depending on the services provided.  Fees will not exceed an annual  rate of 0.25% of the net daily  asset value of the shares of a Fund under the service contract.

III.  Shareholder Information

CHOOSING THE APPROPRIATE SHARE CLASS

When you buy,  sell, or exchange  shares of a Fund,  you do so at the Fund's net asset value  ("NAV"),  plus any applicable  sales charge or Contingent  Deferred
Sales  Charge  (CDSC).  NAV is  determined  by  dividing  the  value of a Fund's securities,  cash,  and other assets  (including  accrued  interest),  minus all liabilities  (including  accrued  expenses),  by the number of the Fund's shares outstanding.

The  Funds  calculate  their  NAVs at the  close  of  regular  trading  each day
(normally 4:00 p.m. Eastern Time) the New York Stock Exchange is open. GAM Japan
Capital Fund's NAV is calculated normally at 4:00 p.m. Eastern Time using prices at the close of trading on the Tokyo  Stock  Exchange  (approximately  2:00 a.m.
Eastern Time) each day the New York Stock Exchange is open.

Fund shares are offered on a continuous  basis.  When you issue an order to buy, sell,  or exchange  shares by 4:00 p.m.  Eastern Time on a regular  trading day, your  order  will be  processed  at that  day's  NAV plus any  applicable  sales charges.  Each Fund  calculates its NAV based on the current market value of its portfolio securities. If a market value is not readily available for a security, the security  will be valued at fair value as  determined in good faith or under the direction of the Board of Directors.

The Funds invest in securities traded on foreign exchanges.  Generally,  trading in foreign  securities  markets is completed at various  times prior to the time that the Funds  calculate  their NAVs. The values of foreign  securities held by the Funds are  determined  at the last quoted  sales  prices  available  in each security's  principal  foreign market for the purpose of calculating the NAVs of the Funds. If events that materially  affect the value of the securities held by a Fund  occur  subsequent  to the close of the  securities  market on which such securities are principally  traded,  then the affected securities will be valued at fair value as described  above.  Because the Funds own securities  that trade primarily  in  foreign  markets,  which  may trade on days when the Funds do not price their shares,  the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.

The Company offers A, B, C, D and Y class shares.  Each class involves different sales charges, features and expenses.

Class Y  shares  of the  Funds  are only  available  to the  following  types of investors:

1.   Retirement  plans with 5,000 or more eligible  employees or $100 million or more in plan assets;

2.   Retirement  plan   platforms/programs  that  include  Fund  shares  if  the
     platform/program covers plan assets of at least $100 million;

3.   Trust companies and bank trust  departments  purchasing shares on behalf of their clients in a fiduciary capacity;

4.   Other institutional investors as approved by the Funds' Board of Directors;

5.   Banks,  registered  investment  advisors and other  financial  institutions purchasing Fund shares for their clients as part of a  discretionary  asset allocation model portfolio,  where the client is charged an advisory fee by the institution;

6.   Shareholders  of the Class I shares of any UBS fund who held such shares as of the date the shares were redesignated Class Y shares; and

7.   College savings plans  organized under Section 529 of the Internal  Revenue
     Code, if  shareholder  servicing fees are paid  exclusively  outside of the participating funds.

A, B, C, D AND Y SHARE COMPARISON

-----------------------------------------------------------------------------------
                Class A         Class B         Class C         Class D         Class Y

TERMS         Offered at NAV  Offered at      Offered at      Offered at      Offered at
              plus a          NAV with no     NAV plus a      NAV plus a      NAV
              front-end       front-end       front-end       front-end
              sales charge    sales charge,   sales           sales
                              but with a      charge of       charge
                              Contingent      1.00%, and      which is
                              Deferred        with a          lower than
                              Sales Charge    Contingent      the sales
                              (CDSC) when     Deferred        charge on A
                              shares are      Sales           Shares
                              sold            Charge
                                              (CDSC) of
                                              1.00% if
                                              shares are
                                              sold within
                                              one year
                                              after
                                              purchase

-----------------------------------------------------------------------------------
AVAILABILITY  All Funds       All Funds       All Funds       GAM             All Funds
                                                              International,
                                                              GAM Global,
                                                              and GAM
                                                              Pacific
                                                              Basin Funds

-----------------------------------------------------------------------------------
ONGOING       Lower than      Higher than     Higher than     Higher than     Lower than
EXPENSES      Class B, C,     A, D or Y       A, D or Y       A or Y          A, B, C,
              or D                                            shares, but     or D
                                                              lower than
                                                              B or C

-----------------------------------------------------------------------------------
APPROPRIATE   o Who           o Who           o Who           o Who           o Who
FOR INVESTORS   prefer a        want to         want a          want a          satisfy
                single          invest all      lower           lower           the
                front-end       money           front-end       front-end       eligibility
                sales charge    immediately,    sales           sales           criteria
                                with no         charge          charge          for
              o With a          front-end                                       appropriate
                longer          sales         o With          o Who             investors
                investment      charge          a               may have
                horizon                         shorter         a
                              o With a          investment      shorter
              o Who             shorter         horizon         investment
                qualify for     investment                      horizon
                reduced         horizon       o Who
                sales                           may
                charges on                      benefit
                larger                          from a
                investments                     lower
                                                CDSC if
                                                shares
                                                are sold
                                                within
                                                one year

-----------------------------------------------------------------------------------
MAXIMUM       Unlimited       $1,000,000      $1,000,000      Unlimited,      Unlimited
INVESTMENT                    Your purchase   Your            though
                              of Class B      purchase of     purchases
                              Shares must     Class C         for more
                              be for less     Shares must     than
                              than            be for less     $1,000,000
                              $1,000,000,     than            should be
                              because if      $1,000,000      for Class A
                              you invest      because if      Shares as
                              $1,000,000 or   you invest      you would
                              more, you       $1,000,000      pay a lower
                              will pay less   or more,        12b-1 fee.
                              in fees and     you will
                              charges if      pay less in
                              you buy Class   fees and
                              A Shares.       charges if
                                              you buy
                                              Class A
                                              Shares.

INFORMATION ABOUT THE REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:

Front-end sales charges may be reduced by:

o    Rights of Accumulation. This means that you may add the value of any shares you already own of the same class to the amount of your next  investment in that class for purposes of  calculating  the sales charge.  To determine if you qualify for a reduced sales charge, the amount of your current purchase is added to the cost or current value,  whichever is higher,  of the shares of that class that you already own.

o    Combination  Privilege.  This means you may combine shares of more than one
     GAM Fund of the same class for purposes of  calculating  the sales  charge.
     Also, you may combine  shares  purchased in your own account with shares of the same class purchased for your spouse or children under the age of 21.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

Front-end sales charges may be waived...

o    For GAM employees or others  connected in  designated  ways to the firm, to its affiliates,  or to its registered  representatives.  Please see the SAI for details.

o    For large orders and  purchases by eligible  plans.  Please see the SAI for details,  including a  description  of the  commissions  GAM may advance to dealers for these purchases.

INFORMATION ABOUT CONTINGENT DEFERRED SALES CHARGES (CDSCS)

Class A Shares are subject to a front-end  sales charge at the time of purchase.
However,  for certain purchases,  the initial sales charge may be waived.  Those purchases may be subject to a contingent  deferred  sales charge of 1% on shares sold within 12 months of purchase  if GAM has paid a  commission  (not waived by the dealer) on the original purchase of shares.

Class B Shares  are  subject  to a CDSC on any sale of  shares  which  drops the aggregate  value of your Class B Share account  below the  aggregate  amount you have invested during the years preceding your redemption.  Class B shares may be converted  into Class A shares  after eight,  six,  four,  three,  or two years, depending on the amount of Class B Shares you purchased and when.

Class C Shares are subject to a front-end  sales charge at the time of purchase, and are subject to a CDSC on any sale of shares which drops the aggregate  value of your Class C Share  account  below the  aggregate  amount  you have  invested during the one year preceding your redemption.

CDSCs will be waived...

o    When you sell off the profit from shares that have  increased in value over certain  periods  (12 months for Class A, up to 6 years for Class B, 1 year for Class C).

o    When  you  sell  shares  you  have  bought  by  reinvesting   dividends  or
     distributions,  or that you have bought by  exchanging  shares of other GAM
     Funds.

Note:  When the Funds  determine  whether  or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.

Sales Charge Schedules

Front-End Sales Charges on Class A, C and D Shares

Class A Sales Charges
---------------------------------------------------------------------------------
                                                                   Amount
                                                                   Reallowed to
                            Sales Charge       Sales Charge        Dealers (as %
                            (as % of           (as % of Net        of Offering
Purchase amount             Offering Price)    Amount Invested)    Price)

Less than $50,000........      5.50%              5.82%               5.00%
$50,000 to $99,999.......      4.50               4.71                4.00
$100,000 to $249,999.....      3.50               3.63                3.00
$250,000 to $499,999.....      2.50               2.56                2.00
$500,000 to $999,999.....      2.00               2.04                1.75
$1,000,000 and over (1)..      None               None             Up to 1.00(2)

(1)  A CDSC of 1% of the  shares'  offering  price or the net asset value at the time of sale by the shareholder,  whichever is less, is charged on sales of shares made within twelve months of purchase.  Class A shares  representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 10% of the value of the fund account under a Fund's Systematic Withdrawal Plan are not subject to this charge.

(2)  GAM Services  pays 1.00% to the dealer for sales of greater than $1 million but less than $3  million,  0.75% for sales of at least $3 million but less than $5  million,  0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

Class A shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).

Class C Sales Charges
---------------------------------------------------------------------------------
               Sales Charge        Sales Charge         Amount Reallowed
               (as % of            (as % of Net         to Dealers (as %
               Offering Price)     Amount Invested)     of Offering Price)

                  1.00%               1.01%                1.00%

Class C shares pay a 1% 12b-1/service  fee (all of which is reallowed to dealers beginning in year 2).

Class D Sales Charges
---------------------------------------------------------------------------------
                                                                    Amount
                                                                    Reallowed
                            Sales Charge       Sales Charge         to Dealers (as %
                            (as % of           (as % of Net         of Offering
Purchase amount             Offering Price)    Amount Invested)     Price)

Up to $100,000...........      3.50%              3.63%               2.50%
$100,000-$299,999........      2.50%              2.56%               1.50%
$300,000-$599,999........      2.00%              2.04%               1.00%
$600,000-$999,999........      1.50%              1.52%               1.00%
$1,000,000 and over*.....      0.00%

Class D shares pay a 0.50% 12b-1 fee (all of which is reallowed to dealers).

*    Purchases  of $1  million  or more  should be for  Class A  shares.  Please consult your financial services firm.

Contingent Deferred Sales Charges (CDSCs) on Class B and C Shares

 Class B Sales Charges
---------------------------------------------------------------------------------
                           Percentage (based on amount of investment)
                       by which the shares' net asset value is multiplied:
                 ----------------------------------------------------------------
If you sell           Less          $100,000        $250,000        $500,000
Class B               than             to              to              to
shares within:      $100,000        $249,999        $499,999        $999,999
-------------       --------        --------        --------        --------

1st year since
  purchase.....        5%              3%              3%              2%
2nd year since
  purchase.....        4%              2%              2%              1%
3rd year since
  purchase.....        3%              2%              1%             None
4th year since
  purchase.....        2%              1%             None            None
5th year since
  purchase.....        2%             None            None            None
6th year since
  purchase.....        1%             None            None            None
7th year since
  purchase.....       None            None            None            None

If you are eligible for a complete  waiver of the sales charge on Class A shares because  you are  investing  $1 million or more,  you  should  purchase  Class A shares, which have lower ongoing expenses.

Class B shares  automatically  convert  to Class A shares  after  the end of the sixth year,  if you  purchase  less than  $100,000,  after the end of the fourth year, if you purchase at least $100,000 but less than $250,000, after the end of the third year, if you purchase at least  $250,000 but less than  $500,000,  and after the end of the second year, if you purchase $500,000 or more but less than
$1  million.  To  qualify  for the  lower  deferred  sales  charge  and  shorter conversion  schedule,  you  must  make  the  indicated  investment  as a  single purchase.

Regardless  of the amount of the  investment,  Prior  Class B Shares (as defined below) are subject to a deferred  sales charge at the time of  redemption at the following  percentages:  (i) 5%, if shares are sold  within the first year since purchase;  (ii) 4%, if shares are sold  within the second  year since  purchase;
(iii) 3%, if shares  are sold  within the third or fourth  year since  purchase;
(iv) 2%, if shares are sold within the fifth year since purchase; and (v) 1%, if shares are sold  within the sixth year of  purchase.  Prior  Class B Shares held longer than six years are not subject to a deferred sales charge and after eight years  automatically  convert  to  Class A  shares,  which  have  lower  ongoing expenses.

Prior Class B Shares are Class B shares of the Funds purchased or acquired prior
to  January  30,  2002  and  exchanged   (including   exchanges  as  part  of  a
reorganization) for Class B shares of the Funds after January 30, 2002.

Class B shares  pay a 1%  12b-1/service  fee (of  which  0.25% is  reallowed  to dealers beginning in year 2).

   Class C Sales Charges
-------------------------------------------------------------------------------
The year you sell shares             1st     2nd & after
C Shares                             1%      0%

Dealer commission:  1% (Investment must be held at least 12 months).

CDSC WAIVERS (continued from pg. 55)

o    For shares  sold from the  registered  accounts of persons who have died or become disabled within one year after death or disability.

o    For redemptions  representing minimum required distributions from an IRA or other tax-qualified retirement plan to a shareholder who is over 701/2years old. If a shareholder holds other investments in the same IRA or plan, then all investments must be distributed on a pro rata basis.

o    For sales of shares  from  Qualified  Retirement  Plans  that  offer  Funds managed by GIML if the Plan is being  fully  "cashed  out," with all assets distributed to its participants.

o    For share sales under the Systematic  Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic  Withdrawal,  and the account  must  have a  minimum  $10,000  balance  at the  beginning  of the
     Systematic Withdrawal Plan.

o    For exchanges  between same share classes of other GAM Funds or,  effective
     May 20, 2002,  funds for which UBS Global Asset Management (US) Inc. or one of its affiliates serves as principal underwriter ("UBS Family Funds").

For detailed rules applicable to CDSC waivers, please read the SAI.

INFORMATION ABOUT 12B-1 FEES:

o    The 12b-1  Plans  adopted by the Fund for the Class A, Class B, Class C and
     Class D Shares  permit the Fund to pay  distribution  fees for the sale and distribution of its shares.

o    Because these fees are paid out of Fund assets on an on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

You may buy shares through your  financial  services firm, or you may buy shares directly by mail from the Transfer Agent for the Funds.  Until May 20, 2002, the
Funds'  Transfer  Agent is Boston  Financial Data Services and effective May 20,
2002, the Funds' Transfer Agent is PFPC Inc.

To buy shares directly by mail,  complete the appropriate  parts of the Purchase
Application  (included  with  this  Prospectus).  Make  your  check  out  in the appropriate amount to the order of "GAM Funds, Inc."

Prior to May 20, 2002, send the application and check (U.S. dollars) to:

      GAM Funds, Inc.
      c/o Boston Financial Data Services
      P.O. Box 8264
      Boston, Massachusetts 02206-8264

Effective May 20, 2002, send the application and check (U.S. dollars) to:

      GAM Funds, Inc.
      c/o PFPC
      P.O. Box 8716
      Wilmington, Delaware  19899-8716

You may pay for shares by wire  transfer  after you have mailed in your Purchase
Application. See the wire instructions on the Purchase Application.

During a  subscription  period  ending  May 29,  2002,  the GAM  American  Focus
Long/Short Fund will only be available through the subscription  offer described on page [ ] of the  Prospectus.  From  May  30,  2002  through  June  30,  2002, additional purchases or exchanges of the GAM American Focus Long/Short Fund will only be accepted from  shareholders who participated in the subscription  offer.
Beginning July 1, 2002, shares of the GAM American Focus Long/Short Fund will be available to the public as described in this Prospectus.

Minimum investment amounts
--------------------------

Class A, Class B, Class C and Class D Shares:

Initial investment                    $5,000
Subsequent investment                    100
Initial IRA account investment         2,000
Subsequent IRA account investment        100

Class Y Shares:

Initial investment               $10,000,000
Subsequent investment                  2,500

At their  discretion,  the Funds may waive minimum  investment  requirements for custodial  accounts,  employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act (UGMA).

In  addition,  the Funds will waive the minimum  investment  amounts for Class Y shares for:

o    Retirement plans with 5,000 or more eligible  employees in the plan or $100 million in plan assets;

o    Retirement  plans offered  through a common platform that have an aggregate
     $100 million in plan assets; and

o    Shareholders  who  owned  Class I Shares  of the UBS  Funds  prior to their redesignation as Class Y Shares.

Each Fund  reserves  the right to refuse any order for the  purchase  of shares.
Shareholders will be notified of any such action as required by law.

The  Funds  are not  designed  for  professional  market  timing  organizations, individuals,  or entities  using  programmed  or frequent  exchanges  or trades.
Frequent  exchanges or trades may be disruptive  to the  management of the Funds and can raise their  expenses.  The Funds'  principal  underwriter  reserves the right to reject or restrict any specific  purchase  and exchange  requests  with respect  to market  timers  and  reserves  the right to  determine,  in its sole discretion, that an individual or entity is or has acted as a market timer.

Effective December 3, 2001, each of GAM Global Fund, GAM International Fund, GAM
Pacific  Basin Fund,  GAM Japan Capital Fund and GAM Europe Fund imposes a 1.00%
redemption fee on shares redeemed  (including in connection with an exchange) 90 days or less from their date of purchase.  The redemption fee applies to Class A and D shares only.

The  redemption  fee  is  not a  sales  charge.  Neither  the  Funds'  principal underwriter,  nor Fund  management  realizes  any of these fees as revenue.  The proceeds will be paid directly to the applicable  Fund and therefore  affect its
NAV.

The Board of Directors of the Funds  approved the  redemption  fee, at a meeting held on October  24,  2001,  to limit the  disruptive  effects on the  portfolio management  of the Funds that result from "market  timing" of Fund shares and to protect the interests of long-term shareholders.  The redemption fee is intended to  offset  portfolio  transaction  costs  and  costs  associated  with  erratic redemption  activity,  as  well  as the  administrative  costs  associated  with processing  redemptions.  The Board of Directors also approved  resolutions that permit GIML and GAM USA upon proper notice to shareholders, to impose redemption fees on the GAMerica  Capital Fund,  the GAM American  Focus Fund and/or the GAM
American Focus  Long/Short Fund at their  discretion,  and to impose such fee on any class of  shares  established  in the  future  which  have a front end sales charge.

The redemption fee is intended to offset portfolio  transaction  costs and costs associated with erratic redemption activity, as well as the administrative costs associated  with processing  redemptions.  The redemption fee will only apply to shares purchased on or after December 3, 2001. To the extent that the redemption fee  applies,  the price you will receive when you redeem your shares is the NAV next determined  after receipt of your redemption  request in good order,  minus the  redemption  fee. The  redemption fee is applied only against the portion of your  redemption  proceeds that represents the lower of: (i) the initial cost of the shares  redeemed,  and (ii) the NAV of the shares at the time of redemption, so that you will not pay a fee on amounts  attributable to capital  appreciation of your shares.  The redemption fee is not assessed on shares  acquired  through the reinvestment of dividends or distributions paid by the Funds.

For the purpose of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the  following  order:
(i) from shares acquired prior to December 3, 2001;  (ii) from shares  purchased through the reinvestment of dividends and  distributions  paid by the Funds; and
(iii) from all other shares, on a  first-purchased,  first-redeemed  basis. Only shares  described  in clause  (iii) above that are redeemed 90 days or less from their date of purchase will be subject to the redemption fee.

The Funds' principal  underwriter  may, at its discretion,  waive the redemption fee upon the death or permanent disability of a shareholder.

HOW TO SELL SHARES

You may sell  shares  on any day the New York  Stock  Exchange  is open,  either through your financial  services firm or directly,  through the Funds'  Transfer
Agent.  Until May 20, 2002, the Funds'  Transfer Agent is Boston  Financial Data
Services and  effective  May 20, 2002,  the Funds'  Transfer  Agent is PFPC Inc.
Financial  services firms must receive your sell order before 4:00 p.m.  Eastern
Time, and are  responsible  for furnishing  all necessary  documentation  to the
Transfer Agent.

TO SELL SHARES BY MAIL VIA THE TRANSFER AGENT

o    Send a written request,  indicating the Fund name, class of shares,  number of shares or dollar amount to be sold,  and signed by the  person(s)  whose name(s) appear on the account records, to the Funds' Transfer Agent.

   Prior to May 20, 2002, send request to:

      GAM Funds, Inc.
      c/o Boston Financial Data Services
      P.O. Box 8264
      Boston, Massachusetts 02266-8264

   Effective May 20, 2002, send request to:

      GAM Funds, Inc.
      c/o PFPC
      P.O. Box 8716
      Wilmington, Delaware 19899-8716

o    You will need a signature guarantee (a) if you sell shares worth $50,000 or more;  (b) if you want the money from your sale to be paid to someone other than the registered  account holder  (usually,  this means to someone other than yourself) or (c) if you want the money mailed to an address other than the address of record  (usually some other address than your own).  You can get a signature guarantee from most banks, from a member firm of a national stock exchange, or from another guarantor  institution.  A notary public is not acceptable.

o    If you are required to provide a signature  guarantee  and live outside the
     United States,  a foreign bank acceptable to the Transfer Agent may provide a signature guarantee. If such signature guarantee is not acceptable to the
     Transfer Agent, you may experience a delay in processing of the redemption.
     You may get a signature  guarantee from a foreign bank which,  for example, is an  overseas  branch of a United  States  bank,  member  firm of a stock exchange or has a branch office in the United States.

o    If you hold share  certificates  for the shares you want to sell,  you must send them along with your sell  order.  Please call the  Transfer  Agent at
     800-426-4685 before you send share certificates.

o    If you sell shares as a  corporation,  agent,  fiduciary,  surviving  joint owner,  or  individual  retirement  account  holder,  you will  need  extra documentation.  Contact  the  Transfer  Agent to make sure you  include all required documents with your order.

TO SELL SHARES BY PHONE OR FAX VIA THE TRANSFER AGENT

To sell  shares by  telephone  or fax order,  you must have first  selected  the telephone redemption privilege,  either on your initial Purchase Application, or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

Your  account may be closed by the Fund if,  because of  withdrawals,  its value falls below $1,000. These rules apply:

o    You will be asked by the Fund to buy more  shares  within  30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem your  account and send you the  proceeds.  You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o    If you draw your account below $1,000 via the  Systematic  Withdrawal  Plan
     (see  "Account  Services,"  below),  your  account  will not be  subject to involuntary redemption.

o    Involuntary  redemption  does not apply to retirement  accounts or accounts maintained by administrators in retirement plans.

o    No account will be closed if its value drops below  $1,000  because of Fund performance, or because of the payment of sales charges.

REINSTATEMENT PRIVILEGE

If you sell  shares  of a Fund,  you may  reinvest  some or all of the  proceeds within 60 days without a sales charge. These rules apply:

o    You must  reinvest in the same account or a new account,  in the same class of shares.

o    If you  paid a CDSC at the  time of sale,  you  will be  credited  with the portion of the CDSC paid from of the reinvested proceeds.

HOW TO EXCHANGE SHARES

You may exchange  shares of Class A, Class B, Class C or Class D of any Fund for
shares of the same class of another  GAM Fund  (including  the GAM Money  Market
Account).  Effective May 20, 2002,  you may also exchange  shares of Class A and
Class  C of any  Fund  for  shares  of the  same  class  of a UBS  Family  Fund.
Generally,  you will not pay any sales charge when making exchanges. You may not exchange Class Y shares.  Exchanges may be done by phone or fax, or by mail. The
GAM Money Market  Account is an  open-ended  investment  management  company not offered through this  Prospectus.  For a free prospectus on the GAM Money Market
Account, contact your advisor or call 800-426-4685.

TO EXCHANGE SHARES BY PHONE OR FAX VIA THE TRANSFER AGENT

Before you try to exchange  shares by telephone or fax,  make sure you have this privilege.  You must have selected it on your initial Purchase  Application.  If you don't have this  privilege now, you can still get it by calling the Transfer
Agent at 800-426-4685.

TO EXCHANGE SHARES BY MAIL VIA THE TRANSFER AGENT

o    Send a written request,  indicating the Fund name, class of shares,  number of shares or dollar  amount to be  exchanged,  and signed by the  person(s)
     whose name(s) appear on the account records, to the Funds' Transfer Agent.

   Prior to May 20, 2002, send request to:

      GAM Funds, Inc.
      c/o Boston Financial Data Services
      P.O. Box 8264
      Boston, Massachusetts 02266-8264

   Effective May 20, 2002, send request to:

      GAM Funds, Inc.
      c/o PFPC
      P.O. Box 8716
      Wilmington, Delaware 19899-8716

o    Send a new Purchase  Application,  showing the simultaneous purchase of new
     Fund shares. You can get a new Purchase Application by calling the Transfer
     Agent at 800-426-4685.

EXCHANGES TO OR FROM THE GAM MONEY MARKET ACCOUNT

o    Shares of one GAM Fund may be  exchanged  for  shares of the same  class of another GAM Fund or for shares of the GAM Money Market Account,  except for
     Class Y Shares.

o    The GAM Money Market  Account  does not offer D shares.  You may exchange a
     Fund's Class D shares for Class A shares of the GAM Money Market Account.

o    Fund shares  subject to a CDSC (i.e.,  Class B and Class C Shares)  will be subject to the same CDSC after  exchanging them for shares of the GAM Money
     Market Account. They will "age" from the original Fund purchase date.

Limits on exchanges

The exchange vehicle is not intended for short-term trading.  Excessive exchange activity may interfere with  portfolio  management and have an adverse effect on shareholders.  Each Fund  reserves the right to revise or terminate the exchange privilege,  limit the amount or number of  exchanges,  or reject  any  exchange.
Shareholders will be notified of any such action as required by law.

ACCOUNT SERVICES

You may select the following account services on your Purchase  Application,  or at any time thereafter, in writing.

o    Dividend reinvestment
     Automatic, unless you direct that your dividends be mailed to you.

o    Systematic withdrawal plan
     You may order a specific dollar amount sale of shares at regular  intervals
     (monthly or quarterly). $10,000 account minimum.

o    Automatic investment plan
     You may order a  specific  dollar  amount  purchase  of  shares at  regular intervals (monthly or quarterly), with payments made electronically from an account you designate at a financial services institution. $100 minimum per automatic investment.

Voice Response Unit

You may access GAM Fund  information  through our phone inquiry system.  You may select from a menu of choices that includes prices, dividends and capital gains, account balances and ordering duplicate statements.

Telephone  and facsimile  privileges.  Telephone  requests may be recorded.  The
Transfer Agent has procedures in place to verify caller identity.  Proceeds from telephone  or  facsimile  sales will be mailed only to your  registered  account address or  transferred  by wire to an account you designate  when you establish this privilege.  As long as the Fund and the Transfer Agent follow  instructions communicated  by telephone  that were  reasonably  believed to be genuine at the time of their receipt,  neither they nor any of their  affiliates will be liable for any loss to the account holder caused by an unauthorized transaction.

Please contact you financial  representative for further help with your account, or contact the Funds' Transfer Agent.

Prior to May 20, 2002, contact:

      Boston Financial Data Services
      Two Heritage Drive
      Quincy, MA 02171
      (800) 426-4685
      (617) 483-5000
      Fax: (617) 483-2405

Effective May 20, 2002, contact:

      PFPC
      P.O. Box 8716
      Wilmington, DE 19899-8716
      (800) 426-4685
      Fax: (302) 791-1007

DIVIDENDS AND TAX MATTERS

So long as each  Fund  meets  the  requirements  of a  tax-qualified  registered investment company, it pays no federal income tax on the earnings it distributes to shareholders.  Each Fund intends to pay a semi-annual  dividend  representing its entire net investment  income and to distribute all its realized net capital gains. In so doing, the Fund will avoid the imposition of any excise taxes.

Dividends, whether reinvested or taken as cash, are generally taxable. Dividends from capital gains are taxable at the rate  applicable to the length of time the investments  have  been held by the  Fund.  Dividends  from  other  sources  are generally taxable as ordinary income.

After a Fund makes its semi-annual  distribution,  the value of each outstanding share  will  decrease  by the  amount  of the  distribution.  If you buy  shares immediately  before the record date of the  distribution,  you will pay the full price for the shares,  then  receive some portion of the price back as a taxable dividend or capital gain distribution.

Form  1099  DIV and Tax  Notice,  mailed  to you  every  January,  details  your distributions and their Federal tax category.

Normally,  any sale or exchange of shares is a taxable event.  Depending on your purchase price and sale price,  you may have a gain or loss on the  transaction.
Please verify your tax liability with your tax professional. Consult the SAI for certain other tax consequences to shareholders.

IV.   Financial Highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance  for  the  past 5  years.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent  the rate that an investor  would have earned or lost on an investment in the Fund (assuming  reinvestment of all dividends and distributions).  Unless otherwise  noted,  the selected  financial  information  below is for the fiscal
periods   ending    December   31   of   each   year.   The   accounting    firm
PricewaterhouseCoopers  LLP audited the Funds' financial  statements for each of the five years ended  December 31. Their report is included in the Funds' Annual
Report,  which contains further  information about the performance of the Funds.
No financial information is presented for GAM American Focus Long/Short Fund, as the  Fund  has yet to  commence  operations.  A copy  of the  Annual  Report  is incorporated  by reference  into the  Statement of  Additional  Information  and available at no charge upon request to the Funds. Expense and income ratios have been  annualized  for periods less than one year.  Total  returns for periods of less than one year are not annualized.

GAM GLOBAL FUND
                                                   Class A Shares                 Class B Shares
                                   ---------------------------------------------------------------
                                   ---------------------------------------------------------------

                                        01       00       99       98       97       01       00
                                   ---------------------------------------------------------------
                                   ---------------------------------------------------------------
Net asset value,
   beginning of period                $17.53   $21.75   $19.04   $18.71   $14.35   $17.50   $21.66
                                      ------   ------   ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++         (0.23)   (0.26)   (0.13)   (0.05)   (0.04)   (0.36)   (0.40)
Net realized and unrealized
gain/(loss)
   on investments                      (2.11)   (3.31)    2.84     0.55     5.04    (2.09)   (3.29)
                                       ------   ------    ----     ----     ----   ------   ------
Total from investment operations       (2.34)   (3.57)    2.71     0.50     5.00    (2.45)   (3.69)
                                       ------   ------    ----     ----     ----   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment
income                                    --       --       --       --    (0.02)      --       --
Distributions in excess of net
investment income                         --    (0.48)      --       --       --       --    (0.30)
Distributions from net realized
gains                                     --    (0.17)      --    (0.17)   (0.62)      --    (0.17)
                                               ------       --   ------   ------       --   ------
Total distributions                       --    (0.65)      --    (0.17)   (0.64)      --    (0.47)
                                               ------       --   ------   ------       --   ------
Net asset value, end of period        $15.19   $17.53   $21.75   $19.04   $18.71   $15.05   $17.50
                                      ======   ======   ======   ======   ======   ======   ======

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                            (13.35)% (16.34)%  14.23%    2.57%   34.95%  (14.00)% (16.96)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)              $15      $31      $67     $140      $66       $4       $6
Ratio of expenses to average net
assets                                  2.72%    2.13%    1.89%    1.71%    1.83%    3.58%    2.92%
Ratio of net investment
   income/(loss) to average net
   assets                              (1.52)%  (1.34)%  (0.69)%  (0.25)%  (0.25)%  (2.37)%  (2.11)%
Portfolio turnover rate                   58%     199%     107%     123%      48%      58%     199%

(a)  For the period from 26th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
(b)  For the period from 19th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.

Class B Shares        Class C Shares                     Class D Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

     99    98(a)       01       00       99    98(b)       01       00       99       98       97
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

   $19.11   $20.99   $17.53   $21.63   $19.10   $21.06   $17.36   $21.41   $18.79   $18.50   $14.22
   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

    (0.30)   (0.13)   (0.39)   (0.41)   (0.30)   (0.14)   (0.33)   (0.33)   (0.18)   (0.08)   (0.09)
     2.85    (1.75)   (2.08)   (3.27)    2.83    (1.82)   (2.08)   (3.23)    2.80     0.54     5.02
     ----   ------   ------   ------     ----   ------   ------   ------     ----     ----     ----
     2.55    (1.88)   (2.47)   (3.68)    2.53    (1.96)   (2.41)   (3.56)    2.62     0.46     4.93
     ----   ------   ------   ------     ----   ------   ------   ------     ----     ----     ----

       --       --       --       --       --       --       --       --       --       --    (0.03)
       --       --       --    (0.25)      --       --       --    (0.32)      --       --       --
       --       --       --    (0.17)      --       --       --    (0.17)      --    (0.17)   (0.62)
       --       --       --   ------       --       --       --   ------       --   ------   ------
       --       --       --    (0.42)      --       --       --    (0.49)      --    (0.17)   (0.65)
       --       --       --   ------       --       --       --   ------       --   ------   ------
   $21.66   $19.11   $15.06   $17.53   $21.63   $19.10   $14.95   $17.36   $21.41   $18.79   $18.50
   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

    13.34%    8.96%  (14.09)% (16.97)%  13.25%   (9.31)% (13.88)% (16.57)%  13.94%    2.38%   34.80%

       $9      $10       $2       $3       $8       $9       $1       $2      $6       $10       $4
     2.76%    2.70%*   3.74%    2.95%    2.77%    2.83%*   3.35%    2.51%   2.16%     1.87%    2.01%
    (1.61)% (1.14)%*  (2.53)%  (2.16)%  (1.62)%  (1.27)%* (2.14)%  (1.76)% (0.98)%   (0.41)%  (0.53)%
      107%     123%      58%     199%     107%     123%      58%     199%    107%      123%      48%

IV.   Financial Highlights

GAM INTERNATIONAL FUND

                                                   Class A Shares                  Class B Shares
                                    ---------------------------------------------------------------

                                         01       00       99       98       97       01       00
                                    ---------------------------------------------------------------

Net asset value,
   beginning of period                 $20.02   $32.16   $30.06   $28.46   $23.15   $20.28   $32.31
                                       ------   ------   ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++          (0.03)   (0.23)    0.17     0.08     0.08    (0.14)   (0.38)
Net realized and unrealized
gain/(loss)
   on investments                       (4.88)   (7.07)    1.93     2.03     6.58    (4.93)   (7.09)
                                       ------   ------     ----     ----     ----   ------   ------
Total from investment operations        (4.91)   (7.30)    2.10     2.11     6.66    (5.07)   (7.47)
                                       ------   ------     ----     ----     ----   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment
income                                     --    (2.82)      --    (0.05)   (0.18)      --    (2.71)
Distributions in excess of net
investment income                          --    (2.02)      --       --       --       --    (1.85)
Distributions from net realized
gains                                      --       --       --    (0.46)   (1.17)      --       --
                                           --       --       --   ------   ------       --       --
Total distributions                        --    (4.84)      --    (0.51)   (1.35)      --    (4.56)
                                           --   ------       --   ------   ------       --   ------
Net asset value, end of period         $15.11   $20.02   $32.16   $30.06   $28.46   $15.21   $20.28
                                       ======   ======   ======   ======   ======   ======   ======

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                             (24.53)% (22.74)%   6.99%    7.22%   28.93%  (25.00)% (23.22)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)              $190     $440   $1,271   $2,868   $1,794      $18      $35
Ratio of expenses to average net
assets                                   2.01%    1.90%    1.76%    1.66%    1.68%    2.67%    2.51%
Ratio of net investment
   income/(loss) to average net
   assets                               (0.16)%  (0.86)%   0.62%    0.27%    0.28%   (0.83)%  (1.44)%
Portfolio turnover rate                   105%     180%     117%      73%      48%     105%     180%

(a)  For the period from 26th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
(b)  For the period from 19th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.

  Class B Shares              Class C Shares                        Class D Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

     99    98(a)       01       00       99    98(b)       01       00       99       98       97
---------------------------------------------------------------------------------------------------

   $30.41   $33.39   $20.47   $32.29   $30.37   $32.61   $19.90   $31.96   $29.92   $28.34   $23.07
   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

    (0.07)   (0.20)   (0.14)   (0.40)   (0.05)   (0.20)   (0.06)   (0.25)    0.09     0.04     0.01
     1.97    (2.78)   (4.98)   (7.08)    1.97    (2.04)   (4.84)   (7.02)    1.95     2.03     6.59
     ----   ------   ------   ------     ----   ------   ------   ------     ----     ----     ----
     1.90    (2.98)   (5.12)   (7.48)    1.92    (2.24)   (4.90)   (7.27)    2.04     2.07     6.60
     ----   ------   ------   ------     ----   ------   ------   ------     ----     ----     ----

       --       --       --    (2.58)      --       --       --    (2.81)      --    (0.03)   (0.16)
       --       --       --    (1.76)      --       --       --    (1.98)      --       --       --
       --       --       --       --       --       --       --       --       --    (0.46)   (1.17)
       --       --       --       --       --       --       --       --       --   ------   ------
       --       --       --    (4.34)      --       --       --    (4.79)      --    (0.49)   (1.33)
       --       --       --   ------       --       --       --   ------       --   ------   ------
   $32.31   $30.41   $15.35   $20.47   $32.29   $30.37   $15.00   $19.90   $31.96   $29.92   $28.34
   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

     6.25%   (8.92)% (25.01)  (23.25)%   6.32%   (6.87)% (24.62)% (22.82)%   6.82%    7.13%   28.78%

      $72      $65      $12      $28      $80      $78      $13      $34     $101     $159      $99
     2.48%    2.54%*   2.71%    2.54%    2.48%    2.52%*   2.19%    2.01%    1.94%    1.80%    1.82%
    (0.24)%  (1.10)%* (0.85)%  (1.48)%  (0.19)%  (1.14)%* (0.38)%  (0.96)%   0.34%    0.14%    0.05%
      117%      73%     105%     180%     117%      73%     105%     180%     117%      73%      48%

IV.   Financial Highlights

GAM PACIFIC BASIN FUND

                                                    Class A Shares                 Class B Shares
                                    ---------------------------------------------------------------
                                    ---------------------------------------------------------------

                                         01       00       99       98       97       01       00
                                    ---------------------------------------------------------------

Net asset value,
   beginning of period                  $9.57   $14.17    $8.23    $9.69   $15.26   $10.04   $14.89
                                        -----   ------    -----    -----   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++          (0.11)   (0.06)   (0.04)   (0.01)      --    (0.21)   (0.17)
Net realized and unrealized
gain/(loss)
   on investments                       (1.56)   (3.19)    6.19    (0.51)   (4.45)   (1.62)   (3.33)
                                       ------   ------     ----   ------   ------   ------   ------
Total from investment operations        (1.67)   (3.25)    6.15    (0.52)   (4.45)   (1.83)   (3.50)
                                       ------   ------     ----   ------   ------   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment
income                                     --    (1.35)   (0.01)   (0.22)      --       --    (1.35)
Distributions in excess of net
investment income                          --       --    (0.20)      --       --       --       --
Distributions from net realized
gains                                      --       --       --    (0.72)   (1.12)      --       --
                                           --       --       --   ------   ------       --       --
Total distributions                        --    (1.35)   (0.21)   (0.94)   (1.12)      --    (1.35)
                                           --   ------   ------   ------   ------       --   ------
Net asset value, end of period          $7.90    $9.57   $14.17    $8.23    $9.69    $8.21   $10.04
                                        =====    =====   ======    =====    =====    =====   ======

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                             (17.45)% (23.21)%  74.91%   (3.99)% (30.00)% (18.23)% (23.80)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                $8      $15      $47      $17      $23       $1       $3
Ratio of expenses to average net
assets                                   3.37%    2.20%    2.26%    2.42%    1.98%    4.40%    3.07%
Ratio of net investment
   income/(loss) to average net
   assets                               (1.26)%  (0.54)%  (0.42)%  (0.11)%   0.02%  (2.33)%  (1.39)%
Portfolio turnover rate                    51%      51%      63%      55%      42%      51%      51%

(a)  For the period from 26th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
(b)  For the period from 1st June,  1998  (commencement  of  operations) to 31st
     December, 1998.
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.

  Class B Shares              Class C Shares                         Class D Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

     99    98(a)       01       00       99    98(b)       01       00       99       98       97
---------------------------------------------------------------------------------------------------

    $8.96    $9.15    $8.70   $13.21    $8.12    $8.54    $9.33   $13.95    $8.11    $9.62   $15.20
    -----    -----    -----   ------    -----    -----    -----   ------    -----    -----   ------

    (0.19)   (0.35)   (0.33)   (0.21)   (0.39)   (0.70)   (0.22)   (0.14)   (0.16)   (0.01)    0.01
     6.26     0.32    (1.40)   (2.95)    5.51     0.37    (1.51)   (3.13)    6.13    (0.53)   (4.47)
     ----     ----   ------   ------     ----     ----   ------   ------     ----   ------   ------
     6.07    (0.03)   (1.73)   (3.16)    5.12    (0.33)   (1.73)   (3.27)    5.97    (0.54)   (4.46)
     ----   ------   ------   ------     ----   ------   ------   ------     ----   ------   ------

       --    (0.04)      --    (1.35)      --       --       --    (1.35)      --    (0.25)      --
    (0.14)      --       --       --    (0.03)      --       --       --    (0.13)      --       --
       --    (0.12)      --       --       --    (0.09)      --       --       --    (0.72)   (1.12)
       --   ------       --       --       --   ------       --       --       --   ------   ------
    (0.14)   (0.16)      --    (1.35)   (0.03)   (0.09)      --    (1.35)   (0.13)   (0.97)   (1.12)
   ------   ------       --   ------   ------   ------       --   ------   ------   ------   ------
   $14.89    $8.96    $6.97    $8.70   $13.21    $8.12    $7.60    $9.33   $13.95    $8.11    $9.62
   ======    =====    =====    =====   ======    =====    =====    =====   ======    =====    =====

    67.89%   (0.35)% (19.89)% (24.28)%  63.15%   (3.87)% (18.54)% (23.75)%  73.71%   (4.64)% (30.18)%

       $6    $0.30    $0.31    $0.46       $2    $0.20    $0.52       $1       $2       $1       $2
     3.48%    9.39%*   6.43%    3.65%    5.57%   20.34%*   4.73%    2.95%    2.89%    2.53%    2.08%
    (1.59)%  (7.52)%* (4.32)%  (2.00)%  (3.82)% (19.15)%* (2.62)%  (1.28)%  (1.55)%  (0.17)%  (0.09)%
       63%      55%      51%      51%      63%      55%      51%      51%      63%      55%      42%

IV.   Financial Highlights

GAM JAPAN CAPITAL FUND

                                                 Class A Shares
                                    ---------------------------------------------
                                    ---------------------------------------------

                                         01       00       99       98       97
                                    ---------------------------------------------

Net asset value,
   beginning of period                  $7.44   $13.85    $7.65    $8.44    $9.39
                                        -----   ------    -----    -----    -----

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++          (0.17)   (0.17)   (0.14)   (0.06)   (0.10)
Net realized and unrealized
gain/(loss) on investments              (1.56)   (4.05)    6.77    (0.16)   (0.11)
                                       ------   ------     ----   ------   ------
Total from investment operations        (1.73)   (4.22)    6.63    (0.22)   (0.21)
                                       ------   ------     ----   ------   ------

LESS DISTRIBUTIONS
Dividends from net investment
income                                     --    (1.29)      --       --       --
Distributions in excess of net
investment income                          --       --    (0.43)      --       --
Distributions from net realized
gains                                      --    (0.90)      --    (0.57)   (0.74)
                                           --   ------       --   ------    -----
Total distributions                        --    (2.19)   (0.43)   (0.57)   (0.74)
                                           --   ------   ------   ------   ------
Net asset value, end of period          $5.71    $7.44   $13.85    $7.65    $8.44
                                        =====    =====   ======    =====    =====

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                             (23.25)% (32.30)%  87.05%   (2.75)%  (2.58)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                $8      $19      $67      $22      $31
Ratio of expenses to average net
assets                                   3.35%    2.07%    2.06%    2.16%    2.15%
Ratio of net investment
   income/(loss) to average net
   assets                               (2.55)%  (1.45)%  (1.38)%  (0.78)%  (1.06)%
Portfolio turnover rate                    82%      48%      77%      59%      76%

(a)  For the period from 26th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
(b)  For the period from 19th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.

IV.   Financial Highlights

           Class B Shares                     Class C Shares
------------------------------------------------------------------------
------------------------------------------------------------------------

     01       00       99    98(a)       01       00       99    98(b)
------------------------------------------------------------------------

    $7.76   $14.45    $8.11    $8.49    $7.88   $14.65    $8.12    $8.56
    -----   ------    -----    -----    -----   ------    -----    -----

    (0.28)   (0.29)   (0.34)   (0.19)   (0.36)   (0.32)   (0.34)   (0.15)
    (1.56)   (4.21)    6.98    (0.19)   (1.57)   (4.26)    7.09    (0.29)
   ------   ------     ----   ------   ------   ------     ----   ------
    (1.84)   (4.50)    6.64    (0.38)   (1.93)   (4.58)    6.75    (0.44)
   ------   ------     ----   ------   ------   ------     ----   ------

       --    (1.29)      --       --       --    (1.29)      --       --
       --       --    (0.30)      --       --       --    (0.22)      --
       --    (0.90)      --       --       --    (0.90)      --       --
       --   ------       --       --       --   ------       --       --
       --    (2.19)   (0.30)      --       --    (2.19)   (0.22)      --
       --   ------   ------       --       --   ------   ------       --
    $5.92    $7.76   $14.45    $8.11    $5.95    $7.88   $14.65    $8.12
    =====    =====   ======    =====    =====    =====   ======    =====

   (23.71)% (32.94)%  82.18%   (4.48)% (24.49)% (33.05)%  83.30%   (5.14)%

       $1       $1       $3       $1      $0.32     $1       $2       $1
     4.74%    3.06%    3.80%    5.31%*   5.67%    3.21%    3.94%    3.99%*
    (4.00)%  (2.46)%  (3.16)%  (4.22)%* (4.95)%  (2.60)%  (3.21)%  (3.00)%*
       82%      48%      77%      59%      82%      48%      77%      59%

IV.   Financial Highlights

GAM EUROPE FUND

                                                    Class A Shares
                                    ---------------------------------------------
                                    ---------------------------------------------

                                         01       00       99       98       97
                                    ---------------------------------------------

Net asset value,
   beginning of period                 $12.18   $13.08   $12.63   $12.57   $11.85
                                       ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++          (0.07)   (0.12)   (0.09)    0.03     0.02
Net realized and unrealized
gain/(loss)
   on investments                       (2.52)    0.67     1.96     1.28     3.15
                                       ------     ----     ----     ----     ----
Total from investment operations        (2.59)    0.55     1.87     1.31     3.17
                                       ------     ----     ----     ----     ----

LESS DISTRIBUTIONS
Dividends from net investment
income                                     --       --       --    (0.02)   (0.06)
Distributions from net realized
gains                                   (0.02)   (1.45)   (1.42)   (1.23)   (2.39)
                                       ------   ------   ------   ------   ------
Total distributions                     (0.02)   (1.45)   (1.42)   (1.25)   (2.45)
                                       ------   ------   ------   ------   ------
Net asset value, end of period          $9.57   $12.18   $13.08   $12.63   $12.57
                                        =====   ======   ======   ======   ======

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                             (21.29)%   4.61%   16.21%   10.70%   27.55%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)               $20      $24      $20      $49      $39
Ratio of expenses to average net
assets                                   2.72%    2.49%    2.48%    2.06%    1.81%
Ratio of net investment
   income/(loss) to average net
   assets                               (0.66)%  (0.86)%  (0.79)%   0.24%    0.15%
Portfolio turnover rate                    92%     194%     109%     168%      80%

(a)  For the period from 26th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
(b)  For the period from 20th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.

IV.   Financial Highlights

              Class B Shares                  Class C Shares
------------------------------------------------------------------------
------------------------------------------------------------------------

     01       00       99     98(a)      01       00       99     98(b)
------------------------------------------------------------------------

   $12.06   $13.08   $12.82   $15.38   $11.66   $12.77   $12.70   $15.16
   ------   ------   ------   ------   ------   ------   ------   ------

    (0.17)   (0.25)   (0.29)   (0.20)   (0.24)   (0.33)   (0.43)   (0.28)
    (2.47)    0.68     1.97    (1.37)   (2.40)    0.67     1.92    (1.19)
   ------     ----     ----   ------   ------     ----     ----   ------
    (2.64)    0.43     1.68    (1.57)   (2.64)    0.34     1.49    (1.47)
   ------     ----     ----   ------   ------     ----     ----   ------

       --       --       --       --       --       --       --       --
    (0.02)   (1.45)   (1.42)   (0.99)   (0.02)   (1.45)   (1.42)   (0.99)
   ------   ------   ------   ------   ------   ------   ------   ------
    (0.02)   (1.45)   (1.42)   (0.99)   (0.02)   (1.45)   (1.42)   (0.99)
   ------   ------   ------   ------   ------   ------   ------   ------
    $9.40   $12.06   $13.08   $12.82    $9.00   $11.66   $12.77   $12.70
    =====   ======   ======   ======    =====   ======   ======   ======

   (21.91)%   3.68%   14.48%   (9.82)% (22.67)%   3.07%   13.11%   (9.32)%

       $3       $4       $2       $2     $0.5       $1       $1       $1
     3.62%    3.39%    4.17%    3.93%*   4.44%    4.04%    5.35%    4.93%*
    (1.64)%  (1.80)%  (2.41)%  (2.58)%* (2.39)%  (2.48)%  (3.62)%  (3.46)%*
       92%     194%     109%     168%      92%     194%     109%     168%

IV.   Financial Highlights

GAM AMERICAN FOCUS FUND

                                                    Class A Shares
                                    ---------------------------------------------
                                    ---------------------------------------------

                                       01**       00       99       98       97
                                    ---------------------------------------------

Net asset value,
   beginning of period                 $15.97   $18.30   $16.74   $17.32   $13.56
                                       ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++          (0.07)   (0.10)   (0.07)   (0.07)      --
Net realized and unrealized
gain/(loss)
   on investments                       (0.88)   (0.16)    1.63     4.76     3.99
                                       ------   ------     ----     ----     ----
Total from investment operations        (0.95)   (0.26)    1.56     4.69     3.99
                                       ------   ------     ----     ----     ----

LESS DISTRIBUTIONS
Dividends from net investment
income                                     --       --       --       --       --
Distributions from net realized
gains                                   (0.01)   (2.07)      --    (5.27)   (0.23)
                                       ------   ------       --   ------   ------
Total distributions                     (0.01)   (2.07)      --    (5.27)   (0.23)
                                       ------   ------       --   ------   ------
Net asset value, end of period         $15.01   $15.97   $18.30   $16.74   $17.32
                                       ======   ======   ======   ======   ======

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                              (5.94)%  (1.46)%   9.32%   29.44%   29.41%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)               $47      $21      $29      $17      $11
Ratio of expenses to average net
assets                                   2.11%    2.00%    1.90%    2.10%    1.94%
Ratio of net investment
   income/(loss) to average net
   assets                               (0.52)%  (0.58)%  (0.42)%  (0.34)%   0.00%
Portfolio turnover rate                   256%      12%      13%      70%      15%

(a)  For the period from 26th May, 1998  (commencement  of  operations)  to 31st
     December, 1998.
(b)  For the period from 7th July,  1998  (commencement  of  operations) to 31st
     December, 1998.
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.
**   On March 26, 2001, the Board of Directors  approved the  appointment of GAM
     USA as  Co-Investment  Advisor  to Fund  pursuant  to an  Interim  Advisory
     Agreement  to replace  Fayez  Sarofim & Co.,  who  served as  co-investment advisor  to Fund from its  inception  until  March 23,  2001.  The Board of
     Directors  approved a new  advisory  agreement  with GAM USA to replace the
     Interim Advisory Agreement on April 25, 2001 (the "GAM USA Contract").  The
     GAM  USA  Contract  was  submitted  to the  holders  of a  majority  of the outstanding  shares of the Fund for  approval,  and on June 20,  2001,  the shareholders  of the Fund met via proxy and  approved  the GAM USA Contract between  the Fund  and GAM USA.  Therefore,  as of June 20,  2001,  GAM USA
     became  the  sole  and  permanent  investment  advisor  to the  Fund  until terminated.

IV.   Financial Highlights

               Class B Shares                 Class C Shares
------------------------------------------------------------------------
------------------------------------------------------------------------

    01**      00       99     98(a)     01**      00       99     98(b)
------------------------------------------------------------------------

   $15.71   $18.19   $16.87   $20.08   $15.41   $17.91   $16.58   $21.58
   ------   ------   ------   ------   ------   ------   ------   ------

    (0.21)   (0.25)   (0.29)   (0.57)   (0.23)   (0.25)   (0.25)   (0.44)
    (0.84)   (0.16)    1.61     2.17    (0.83)   (0.18)    1.58     0.25
   ------   ------     ----     ----   ------   ------     ----     ----
    (1.05)   (0.41)    1.32     1.60    (1.06)   (0.43)    1.33    (0.19)
   ------   ------     ----     ----   ------   ------     ----   ------

       --       --       --       --       --       --       --       --
    (0.01)   (2.07)      --    (4.81)   (0.01)   (2.07)      --    (4.81)
   ------   ------       --   ------   ------   ------       --   ------
    (0.01)   (2.07)      --    (4.81)   (0.01)   (2.07)      --    (4.81)
   ------   ------       --   ------   ------   ------       --   ------
   $14.65   $15.71   $18.19   $16.87   $14.34   $15.41   $17.91   $16.58
   ======   ======   ======   ======   ======   ======   ======   ======

    (6.67)%  (2.31)%   7.82%    9.68%   (6.86)%  (2.47)%   8.02%    0.69%

       $4       $4       $4       $1       $2       $3       $6       $1
     3.02%    2.86%    3.11%    7.56%*   3.17%    2.89%    2.90%    8.16%*
    (1.44)%  (1.44)%  (1.66)%  (5.81)%* (1.59)%  (1.46)%  (1.45)%  (6.50)%*
      256%      12%      13%      70%     256%      12%      13%      70%

IV.   Financial Highlights

GAMERICA CAPITAL FUND

                                                    Class A Shares
                                    ---------------------------------------------
                                    ---------------------------------------------

                                         01       00       99       98       97
                                    ---------------------------------------------

Net asset value,
   beginning of period                 $22.49   $21.45   $17.08   $13.43   $10.82
                                       ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++           0.03     0.06     0.13    (0.01)   (0.24)
Net realized and unrealized
gain/(loss)
   on investments                       (0.57)    1.35     4.78     4.08     4.23
                                       ------     ----     ----     ----     ----
Total from investment operations        (0.54)    1.41     4.91     4.07     3.99
                                       ------     ----     ----     ----     ----

LESS DISTRIBUTIONS
Dividends from net investment
income                                     --       --    (0.07)      --       --
Distributions from net realized
gains                                   (0.01)   (0.37)   (0.47)   (0.42)   (1.38)
                                       ------   ------   ------   ------   ------
Total distributions                     (0.01)   (0.37)   (0.54)   (0.42)   (1.38)
                                       ------   ------   ------   ------   ------
Net asset value, end of period         $21.94   $22.49   $21.45   $17.08   $13.43
                                       ======   ======   ======   ======   ======

TOTAL RETURN
Total return for the period+
   (without deduction of sales
   charge)                              (2.42)%   6.54%   28.97%   30.59%   37.28%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)               $98      $70      $51      $11       $4
Ratio of expenses to average net
assets                                   1.84%    1.79%    1.84%    2.46%    3.45%
Ratio of net investment
   income/(loss) to average net
   assets                                0.12%    0.25%    0.66%   (0.03)%  (2.04)%
Portfolio turnover rate                    14%      20%      20%      29%      22%

(a)  For  the  period  26th  May,  1998  (commencement  of  operations)  to 31st
     December, 1998
+    Total return calculated for a period less than one year is not annualized.
++   Net investment  income per share has been determined  based on the weighted average shares outstanding method.
*    Annualized.

IV.   Financial Highlights

            Class B Shares                     Class C Shares
------------------------------------------------------------------------
------------------------------------------------------------------------

     01       00       99     98(a)      01       00       99     98(a)
------------------------------------------------------------------------

   $22.46   $21.54   $17.26   $16.57   $22.30   $21.42   $17.13   $16.57
   ------   ------   ------   ------   ------   ------   ------   ------

    (0.13)   (0.10)   (0.07)   (0.26)   (0.12)   (0.10)   (0.04)   (0.37)
    (0.57)    1.39     4.82     1.10    (0.58)    1.35     4.80     1.08
   ------     ----     ----     ----   ------     ----     ----     ----
    (0.70)    1.29     4.75     0.84    (0.70)    1.25     4.76     0.71
   ------     ----     ----     ----   ------     ----     ----     ----

       --       --       --       --       --       --       --       --
    (0.01)   (0.37)   (0.47)   (0.15)   (0.01)   (0.37)   (0.47)   (0.15)
   ------   ------   ------   ------   ------   ------   ------   ------
    (0.01)   (0.37)   (0.47)   (0.15)   (0.01)   (0.37)   (0.47)   (0.15)
   ------   ------   ------   ------   ------   ------   ------   ------
   $21.75   $22.46   $21.54   $17.26   $21.59   $22.30   $21.42   $17.13
   ======   ======   ======   ======   ======   ======   ======   ======

    (3.14)%   5.97%   27.68%    5.13%   (3.17)%   5.81%   27.95%    4.34%

      $17      $14       $9       $1      $14      $12      $10       $1
     2.54%    2.49%    2.88%    5.19%*   2.54%    2.48%    2.74%    7.15%*
    (0.59)%  (0.44)%  (0.34)%  (2.74)%* (0.57)%  (0.45)%  (0.23)%  (4.77)%*
       14%      20%      20%      29%      14%      20%      20%      29%

GAM Funds, Inc. - Purchase Application

Instructions prior to May 20, 2002: Please mail the Purchase Application to: GAM
Funds,  Inc.,  c/o Boston  Financial Data Services,  P.O. Box 9137,  Boston,  MA
02205-9775 (66 Brooks Drive, Braintree, MA 02184-3839 for express mail services)
with your check or money order payable to "GAM Funds, Inc." If you are not using the enclosed  envelope  please mail your  application  to: GAM Funds,  Inc., c/o
Boston Financial Data Services,  P.O. Box 8264,  Boston, MA 02266-8264.  To make payment by wire,  please notify Boston Financial Data Services at (800) 426-4685 or (617) 483-5000 of the incoming wire and to receive a wire  reference  number.
Instruct  your bank to wire the funds  with the  assigned  reference  number to:
State Street Bank and Trust  Company,  ABA#  011000028 for account of GAM ("Fund
Name-GAM acct. #") Fund Subscription DDA #9905-414-0.

Instructions  effective May 20, 2002:  Please mail in the enclosed  envelope to:
GAM Funds,  Inc., c/o PFPC Inc., P.O. Box 8716,  Wilmington,  DE 19899-8716 (300
Bellevue  Parkway,  Wilmington,  DE 19809 for express mail  services)  with your check or money  order  payable  to "GAM  Funds,  Inc." To make  payment by wire, please notify PFPC at (800)  426-4685 of the incoming wire and to receive a wire reference  number.  Instruct  your  bank to wire the  funds  with  the  assigned reference  number to:  PNC Bank  Philadelphia,  PA,  ABA#  031000053,  Account #
8614972919, FBO: GAM Funds, fund name, and your fund account #.

--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

     Joint  tenant  registration  will be as  "joint  tenants  with the right of survivorship"  and not as "tenants in common"  unless  specified,  and both registrants should sign this application.
     Trust  registrations  should  specify  the name of the  trust,  trustee(s), beneficiary(ies),  date of  trust  instrument,  and the  trustee,  or other fiduciary, should sign this application.
     Uniform Gifts/Transfers to Minors registration should be in the name of one custodian and one minor and include the state under which the custodianship is created  (using the minor's  Social  Security  Number) and the custodian should sign the application.
     Institutional  registrations should be in the name of the institution,  and an officer  should  sign,  indicating  corporate or  partnership  office or title, this application.
     For an Individual  Retirement  Account  (IRA),  a different  application is
     required.   Please  call  (800)   426-4685   ext.  1  or  your   investment
     representative to obtain an IRA application.

Registration Type:  (Choose One)  / /  Individual     / /  Gift/Transfer to Minor   / / Other __________
                                  / /  Joint Tenants  / /  Trust

Investor(s) Information                     Owner                            Joint Owner
Name                           ______________________________      ______________________________
Address                        ______________________________      ______________________________
                               ______________________________      ______________________________
City/State/Zip                 ______________________________      ______________________________
Taxpayer ID/Social
Security Number                ______________________________      ______________________________
Date of Birth                  ______________________________      ______________________________
Daytime Phone                 (______) ______________________      ______________________________
E-Mail Address                 ______________________________      ______________________________

--------------------------------------------------------------------------------
INVESTMENT SELECTION
--------------------------------------------------------------------------------

The minimum initial investment is $5,000 per fund and subsequent investments are
$100 per fund (except for Class Y shares).

                         Investment    Class   Class   Class   Class   Class
                           Amount        A       B       C       D       Y
GAM Global Fund:        $___________    / /     / /     / /     / /     / /

GAM International Fund: $___________    / /     / /     / /     / /     / /

GAM Pacific Basin Fund: $___________    / /     / /     / /     / /     / /

GAM Japan Capital Fund: $___________    / /     / /     / /     / /     / /

GAM Europe Fund:        $___________    / /     / /     / /     / /     / /

GAM American Focus Fund:$___________    / /     / /     / /     / /     / /

GAMerica Capital Fund:  $___________    / /     / /     / /     / /     / /

GAM American Focus
Long/Short Fund:        $___________    / /     / /     / /     / /     / /

Capital Gain and Dividend Distributions
All dividends and capital gains  distributions  will be reinvested in additional shares of the same class of the same Fund unless the appropriate boxes below are checked:

         / / Pay dividends in cash    / / Pay capital gains distributions in cash

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INVESTMENT ADVISOR/BROKER (IF APPLICABLE)
--------------------------------------------------------------------------------

Representative's Name _______________________      Branch Address __________________

Representative's Number _____________________      _________________________________

Representative's Phone Number (______) ______      _________________________________

Firm Name ___________________________________      Branch Address___________________

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Telephone Privileges
Unless you check the boxes  below,  you  authorize  the Funds or their agents to honor  telephone  or  facsimile  requests  from you  after  you have  reasonably identified yourself.
/ /  I do not want Telephone  Exchange--Exchange shares of any Fund for shares of any other Fund in the same class.
/ /  I do not want Telephone Redemption--Redemption of shares by telephone.

Wire Transfer
Please complete wiring instructions below if you wish to be able to instruct the
Funds to wire  redemption  proceeds.  A nominal  fee will be  deducted  from the redemption proceeds.

Bank Name ___________________________________      ABA #* __________________________

Name on Account _____________________________      Account # _______________________

Bank Address ________________________________      _________________________________

*    The ABA # is the nine-digit  number that precedes your account number along the bottom of your check.
**   Savings and loan  associations  or credit unions may not be able to receive wire redemptions.

Automatic Investment Plan (Optional)
By  completing  the section  below you  authorize  the Fund's  Agent to initiate
Automated  Clearing  House  ("ACH")  debits on the 25th day of each month or the next business day. Please attach a voided check.

Fund                    Investment Amount          Monthly    or    Quarterly

__________________      $________________            / /               / /

__________________      $________________            / /               / /

Bank Name ___________________________________      ABA #* __________________________

Name on Account _____________________________      Account # _______________________

Bank Address ________________________________      _________________________________

*    The ABA # is the nine-digit  number that precedes your account number along the bottom of your check.

Systematic Withdrawal Plan* (Optional)
By  completing  the section  below you  authorize the Fund's Agent to redeem the necessary number of shares from your account in order to make periodic payments.
The minimum is $100 per Fund.

                                                          Choose One
Fund                 Withdrawal Amount       Monthly   Quarterly   Semi-annually  Annually

________________    $_________________         / /        / /           / /          / /

________________    $_________________         / /        / /           / /          / /

/ /  Credit to bank account as  designated  under Wire  Transfer or
/ /  Send check to name and address of account registration
*    This request for  Systematic  Withdrawal  Plan must be received by the 18th day of the month in which you wish  withdrawals  to  begin.  Redemption  of shares will occur on the 25th day of the month prior to payment or the next business day.

Right of Accumulation (Optional)
/ /  I/we qualify for the Right of  Accumulation  described  in the  Prospectus.
     (Please identify in whose name shares are registered, in which Fund(s), the shareholder's account number, and the shareholder's relationship to you):

   _____________________________________________________________________________

   _____________________________________________________________________________

Net Asset Value Eligibility

/ /  Check here if eligible for waiver of sales  charge.  (Reason must be stated
     or sales charge will be incurred.)

   Specify reason_______________________________________________________________

Agreement and Signature(s)
1.   I/we  have  received,  read and  carefully  reviewed  a copy of the  Funds'
     prospectus.
2.   All share  purchases are subject to acceptance and are governed by New York law.
3.   I/we authorize you to honor redemption  requests by telephone or facsimile, if so elected above.
4.   I/we authorize you to accept telephone or facsimile exchange  instructions, if so elected above.
5.   I/we authorize you to wire proceeds of redemptions, if so elected above.
6.   I/we  hereby  agree that  neither the  Company  nor Boston  Financial  Data
     Services  will be liable for any loss,  liability or expense as a result of any action taken upon  instructions  believed by it to be genuine and which were in accordance with the procedures set forth in the prospectus.

     ______ U.S.  Citizen/taxpayer:  Under penalty of perjury, I/we certify that
     (1) the number shown on this form is my/our correct taxpayer identification number and (2) I/we am/are not subject to backup withholding either because
     I/we have not been  notified  by the  Internal  Revenue  Service  that I/we am/are  subject to backup  withholding as a result of failure to report all interest and dividends,  or the Internal Revenue Service has notified me/us that I/we am/are no longer subject to backup withholding. (If you have been notified by the Internal Revenue Service that you are currently  subject to backup  withholding,  strike out phrase (2)  above.) The  Internal  Revenue
     Service  does not require your  consent to any  provision of this  document
     other  than  the   preceding   certifications   required  to  avoid  backup
     withholding.

     ______ Non-U.S.  Citizens/Taxpayer:  Indicated country of residence for tax purposes

     Under penalties of perjury,  I/we certify that we are not U.S.  citizens or residents  and I/we are exempt  foreign  persons  as  defined  by  Internal
     Revenue Service.

X  _________________________________      X  _______________________________________

X  _________________________________      X  _______________________________________

SIGNATURE(S)  OF ALL  APPLICANTS  REGISTERED  ABOVE - Sign exactly as name(s) of registered  owner(s)  appear(s)  above  (including  legal  title if signing  for
corporation, trust, custodial account, etc.)         Date_______________________

More Information About the Funds

The Funds'  Statement  of  Additional  Information  (SAI)  gives  more  detailed information  about  the  Funds,  and is  incorporated  by  reference  into  this
Prospectus.

Annual and  semi-annual  reports  published for the Funds describe in detail the
Funds'  performance  and the market  conditions and investment  strategies  that significantly  contributed to that performance.  Annual and semi-annual  reports are not yet  available for GAM American  Focus  Long/Short  Fund,  which has not commenced operations.

For copies of SAIs, annual reports or semi-annual  reports free of charge,  call the funds at the telephone number below, or...

o    Go to the Public Reference Room of the Securities and Exchange  Commission.
     Please call the SEC at (202) 942-8090 for hours of operation.

o    E-mail your request to the SEC at  publicinfo@sec.gov,  or write to them at
     the  Public  Reference  Room,  c/o  Securities  and  Exchange   Commission,
     Washington,  D.C.  20549-0102,  and ask them to send you a copy. There is a fee for this service.

o    Download documents from the SEC's Internet website at http://www.sec.gov

GAM has  authorized  the use of  information  in this  Prospectus,  and only the information  in this  Prospectus,  as an  accurate  representation  of the Funds offered in this  Prospectus.  This  Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful. To request other information about the Funds or to make shareholder inquiries, please call the number below.

                                 GAM FUNDS, INC.

                              135 East 57th Street
                               New York, NY 10022
                     Tel: (800) 426-4685 Fax: (212) 407-4684
                          Internet: http://www.gam.com

SEC Registration Number: 002-92136

                                 GAM FUNDS, INC.

                              135 EAST 57TH STREET
                               NEW YORK, NY 10022
                     TEL: (212) 407-4600/FAX: (212) 407-4684

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2002

     This  Statement  of  Additional  Information  pertains to the funds  listed below,  each of which is a separate  series of common  stock of GAM Funds,  Inc.
(the "Company"),  a diversified  open-end management  investment  company.  Each series of the Company  represents  a separate  portfolio of  securities  (each a
"Fund" and collectively,  the "Funds"). The investment objective of each Fund is to seek long term capital  appreciation  through investment  primarily in equity securities.  Each Fund seeks to achieve its  objective  by  investing  primarily within a particular  geographic  region in  accordance  with its own  investment policy. There is no assurance that the Funds will achieve their objectives.

     The Funds described in this Statement of Additional Information, other than
GAM American Focus Fund and GAM American Focus  Long/Short  Fund, are managed by
GAM International  Management Limited ("GIML").  The GAM American Focus Fund and
GAM American Focus  Long/Short Fund are managed by Global Asset Management (USA)
Inc.  ("GAM  USA").  GIML  and  GAM  USA  are  collectively  referred  to as the
"Investment Advisors." GAM Services, Inc. ("GAM Services"),  an affiliate of GAM
USA and GIML, serves as the principal underwriter for the Funds' securities.

     GAM Global Fund invests primarily in the United States, Europe, the Pacific
Basin and Canada.

     GAM International  Fund invests primarily in Europe,  the Pacific Basin and
Canada.

     GAM Pacific Basin Fund invests  primarily in the Pacific  Basin,  including
Japan, Hong Kong, Korea, Taiwan, Singapore,  Malaysia,  Thailand,  Indonesia and
Australia.

     GAM Japan Capital Fund invests primarily in Japan.

     GAM Europe Fund invests primarily in Europe.

     GAM  American  Focus Fund  (previously,  GAM North  America  Fund)  invests primarily in the United States.

     GAMerica Capital Fund invests primarily in the United States.

     GAM American Focus Long/Short Fund invests primarily in the United States.

     This Statement of Additional  Information,  which should be kept for future reference,  is not a  prospectus.  It  should  be read in  conjunction  with the
Prospectus  of the Funds,  dated April 30, 2002,  which can be obtained  without cost upon request at the address indicated above.

     The Funds' 2001 Annual Report to  Shareholders is incorporated by reference in this Statement of Additional Information.

     INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED
OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY  INSURED BY THE FEDERAL  DEPOSIT
INSURANCE  CORPORATION,   THE  FEDERAL  RESERVE  BOARD,  OR  ANY  OTHER  AGENCY.
INVESTMENTS IN THE FUNDS INVOLVE  INVESTMENT RISKS,  INCLUDING THE POSSIBLE LOSS
OF PRINCIPAL.

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                              TABLE OF CONTENTS
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                     INVESTMENT OBJECTIVE AND STRATEGIES
------------------------------------------------------------------------------

     The  investment  objective and strategies of each Fund are described in the
Prospectus  under the "Risk and  Return  Summary"  heading.  Set forth  below is additional  information with respect to the investment  objective and strategies of each Fund.

     Strategies. Each Fund, other than the GAM Global Fund and GAM International
Fund, has adopted an investment policy relating to the geographic areas in which it may invest.  In the case of the GAM Pacific  Basin,  GAM Japan  Capital,  GAM
Europe,  GAMerica  Capital  Fund,  GAM America  Focus Fund and GAM America Focus
Long/Short Funds, each Fund intends to invest substantially all of its assets in the region  dictated by its name and,  under normal market  circumstances,  will invest at least 80% of its net assets in securities of companies or  governments in the relevant  geographic  area. Each of these Funds will notify  investors at least 60 days prior to any change in the  investment  policy  described  in this paragraph.

     GAM Global Fund may invest in securities issued by companies in any country of the world,  including the United States,  and normally  invests in securities
issued  by  companies  in  the  United  States,   Canada,  the  United  Kingdom,
Continental Europe and the Pacific Basin.  Under normal market  conditions,  GAM
Global Fund  invests in  securities  of  companies  in at least three  different countries.

     GAM International  Fund may invest in securities issued by companies in any country other than the United States and normally  invests in securities  issued by companies in Canada,  the United Kingdom,  Continental Europe and the Pacific
Basin.  Under  normal  market  conditions,  GAM  International  Fund  invests in securities  of  companies in at least three  foreign  countries.  For  temporary defensive  purposes,  GAM  International  Fund may invest in debt  securities of
United States  companies and the United States  government  and its agencies and instrumentalities.

     GAM Pacific Basin Fund invests  primarily in securities issued by companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand,
Vietnam, Indonesia, the Philippines,  Korea, China, Taiwan, India, Australia and
New Zealand.

     GAM Japan  Capital Fund invests  primarily  in  securities  of companies in
Japan.

     GAM Europe Fund  invests  primarily  in  securities  issued by companies in
Europe, including the United Kingdom, Ireland, France, Germany, Denmark, Norway,
Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy,
Greece, Hungary, Poland, the Czech Republic and Slovakia.

     GAM American Focus Fund invests primarily in securities issued by companies in the United States.

     GAMerica  Capital Fund invests  primarily in securities of companies in the
United States.

     GAM American Focus Long/Short Fund invests  primarily in securities  issued by companies in the United States.

     A company  will be  considered  to be in or from a  particular  country for purposes of the preceding paragraphs if (a) at least 50% of the company's assets are  located in the  country or at least 50% of its total  revenues  are derived from goods or services produced in the country or sales made in the country; (b)
the principal trading market for the company's  securities is in the country; or
(c) the company is incorporated under the laws of the country.

     Each Fund will seek  investment  opportunities  in all types of  companies, including  smaller  companies in the earlier  stages of  development.  In making investment  decisions,  each  Fund will  rely on the  advice  of its  Investment
Advisor(s) and its own judgement rather than on any specific objective criteria.

     Rating Of  Securities.  Each Fund may invest a  substantial  portion of its assets in debt securities  issued by companies or governments and their agencies and  instrumentalities  if it determines that the long-term capital appreciation of such debt  securities  may equal or exceed the  return on equity  securities.
Each Fund is not required to maintain  any  particular  proportion  of equity or debt securities in its portfolio.  Any dividend or interest income realized by a
Fund on its  investments  will be  incidental  to its goal of long-term  capital appreciation.  The debt  securities  (bonds  and  notes)  in which the Funds may invest  are not  required  to have any  rating.  Each  Fund may,  for  temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less)  issued by  companies  and  governments  and their  agencies  and instrumentalities and in money market instruments denominated in currency of the
United States or foreign nations.

     None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than
"investment  grade"  by a rating  service.  Debt  securities  rated  lower  than
"investment  grade," also known as "junk bonds," are those debt  securities  not rated in one of the four highest  categories by a rating  service  (e.g.,  bonds rated lower than BBB by Standard & Poor's Corporation  ("S&P") or lower than Baa
by  Moody's  Investors  Services,  Inc.  ("Moody's")).   Junk  bonds,  and  debt
securities rated in the lowest  "investment  grade"  category,  have speculative characteristics,  and changes in economic  circumstances or other  circumstances are more  likely to lead to a weakened  capacity  on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated  investment  grade bonds.  Developments  such as higher interest rates may lead to a higher  incidence of junk bond  defaults,  and the market in junk bonds may be more  volatile  and  illiquid  than that in  investment  grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the
Fund to have more than 5% of its assets  invested in debt  securities  which are not  "investment  grade." In such a case,  the Fund will not be required to sell such securities.

     United States Government Obligations. The Funds may invest in securities of the United States government, its agencies and instrumentalities.  United States government securities include United States Treasury obligations,  which include
United States  Treasury  bills,  United States  Treasury notes and United States
Treasury bonds; and obligations issued or guaranteed by United States government agencies  and  instrumentalities.  Agencies  and  instrumentalities  include the
Federal Land Banks, Farmers Home Administration,  Central Bank for Cooperatives,
Federal  Intermediate  Credit  Banks,  Federal  Home  Loan  Bank,  Student  Loan
Marketing  Association,  Federal  National  Mortgage  Association and Government
National Mortgage Association.

     Repurchase  Agreements.  Each Fund may, for temporary  defensive  purposes, invest in repurchase agreements. In such a transaction,  at the same time a Fund purchases a security,  it agrees to resell it to the seller and is  obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund's holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon  market rate.  Such  transactions afford  an  opportunity  for  a  Fund  to  invest  temporarily  available  cash.
Repurchase  agreements may be considered loans to the seller  collateralized  by the underlying  securities.  The risk to a Fund is limited to the ability of the seller  to pay the  agreed-upon  sum on the  delivery  date;  in the  event of a default the repurchase  agreement provides that the Fund is entitled to sell the underlying  collateral.  If the  value  of the  collateral  declines  after  the agreement is entered into, however, and if the seller defaults when the value of the underlying  collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest.  The collateral is marked-to-market daily and the Investment  Advisors monitor the value of the collateral in an effort to determine  that  the  value of the  collateral  always  equals  or  exceeds  the agreed-upon  sum to be paid to a Fund.  If the  seller  were to be  subject to a
United  States  bankruptcy  proceeding,  the ability of a Fund to liquidate  the collateral  could be delayed or impaired  because of certain  provisions  in the bankruptcy  law.  Each  Fund may only  enter  into  repurchase  agreements  with domestic or foreign securities dealers,  banks and other financial  institutions deemed to be creditworthy under guidelines approved by the Board of Directors.

     Adjustable Rate Index Notes.  The Funds may invest in adjustable rate index notes,  which are a form of promissory  note issued by brokerage  firms or other counterparties  which pay more  principal  or  interest  if the value of another security falls,  and less principal or interest if the value of another security rises.

     Options.  Each Fund may  invest up to 5% of its net  assets in  options  on equity or debt securities or securities  indices and up to 10% of its net assets in warrants,  including options and warrants traded in over-the-counter markets.
An option on a security gives the owner the right to acquire ("call  option") or dispose of ("put option") the underlying  security at a fixed price (the "strike price") on or before a specified date in the future.  A warrant is equivalent to a call option written by the issuer of the underlying security.

     Each Fund may write  covered call options on  securities in an amount equal to not more than 100% of its net assets  and  secured  put  options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is
"covered" if the Fund owns the underlying securities subject to the option or if the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written.  A put option will be considered  "secured"
if a Fund  segregates  liquid assets having a value equal to or greater than the exercise  price of the option,  or if the Fund holds a put at the same  exercise price, for the same period and on the same securities as the put written.

     The  principal  reason for  writing  covered  call  options is to  realize, through the receipt of  premiums,  a greater  return than would be realized on a
Fund's  portfolio  securities  alone.  In return for a premium,  the writer of a covered call option  forfeits the right to any  appreciation in the value of the underlying  security above the strike price for the life of the option (or until a closing purchase transaction can be effected).  Nevertheless,  the call writer retains  the  risk  of a  decline  in  the  price  of the  underlying  security.
Similarly,  the principal  reason for writing  secured put options is to realize income in the form of premiums.  The writer of a secured put option  accepts the risk of a decline in the price of the underlying  security. A Fund may invest up to 5% of its net assets in options on  securities or indices  including  options traded in over-the-counter markets.

     Although each Fund  generally will purchase or write only those options for which it  believes  there is an  active  secondary  market  so as to  facilitate closing transactions,  there is no assurance that sufficient trading interest to create a liquid  secondary  market on a securities  exchange  will exist for any particular  option  or at any  particular  time,  and for some  options  no such secondary  market may exist. A liquid secondary market in an option may cease to exist for a variety of  reasons.  In such  event,  it might not be  possible  to effect closing  transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market,  it will not be able to sell the  underlying  security  until the option expires or it delivers the underlying security upon exercise.

     The success of each Fund's options  trading  activities  will depend on the ability of the Investment  Advisors to predict  correctly  future changes in the prices of securities.  Purchase or sale of options to hedge each Fund's existing securities  positions  is also  subject to the risk that the value of the option purchased  or sold may not move in  perfect  correlation  with the  price of the underlying  security.  The greater  leverage in options and futures  trading may also tend to increase the daily fluctuations in the value of a Fund's shares.

     Stock Index  Futures and  Options.  Each Fund may  purchase  and sell stock index futures  contracts,  and purchase,  sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index  fluctuates with changes in the market value of the stocks included in the index.  An option on a  securities  index gives the holder the right to receive, upon  exercise  of the  option,  an amount of cash if the  closing  level of the securities  index upon which the option is based is greater than, in the case of a call option,  or less than,  in the case of a put option,  the strike price of the option.  Some stock index options are based on a broad market index, such as the NYSE Composite  Index,  or a narrower  market index,  such as the Standard &
Poor's  100.  In the case of a stock  index  future,  the seller of the  futures contract is obligated to deliver, and the purchaser obligated to take, an amount of cash equal to a specific dollar amount  multiplied by the difference  between the value of a specific  stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical  delivery of the  underlying  stocks  in the  index  is  made.  If the  assets  of a Fund are substantially  invested  in equity  securities,  the Fund  might  sell a futures contract  based on a stock index which is expected to reflect  changes in prices of stocks in the Fund's  portfolio in order to hedge against a possible  general decline in market  prices.  A Fund may similarly  purchase a stock index futures contract to hedge against a possible  increase in the price of stocks before the
Fund is able to invest cash or cash equivalents in stock in an orderly fashion.

     The  effectiveness  of  trading in stock  index  futures  and  options as a hedging  technique  will depend upon the extent to which  price  movements  in a
Fund's  portfolio  correlate with price  movements of the stock index  selected.
Because the value of an index  future or option  depends  upon  movements in the level of the index rather than the price of a particular  stock,  whether a Fund will realize a gain or loss from the purchase,  sale or writing of a stock index future or option  depends  upon  movements  in the level of stock  prices in the stock market  generally,  or in the case of certain  indices,  in an industry or market segment, rather than movements in the price of a particular stock.

     Successful  use of stock index  futures by the Funds also is subject to the ability  of  the  Investment  Advisor  to  correctly  predict  movements  in the direction  of  the  market.  For  example,  if a Fund  has  hedged  against  the possibility of a decline in the market  adversely  affecting  stocks held in its portfolio and stock prices increase  instead,  the Fund will lose part or all of the benefit of the increased  value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

     Each Fund may purchase and sell commodity futures contracts,  and purchase, sell or write options on futures  contracts,  for bona fide hedging  purposes or otherwise in accordance with applicable  rules of the Commodity  Futures Trading
Commission  (the "CFTC").  CFTC rules permit an entity such as a Fund to acquire commodity  futures and  options as part of its  portfolio  management  strategy, provided that the sum of the amount of initial margin deposits and premiums paid for unexpired commodity futures contracts and options would not exceed 5% of the fair  market  value  of the  assets  of the  Fund,  after  taking  into  account unrealized  profits and unrealized losses on such contracts it has entered into.
In the case of an option that is  in-the-money  at the time of purchase  (option contract on a stock whose current  market price is above the striking price of a call  option or below the  striking  price of a put  option),  the  in-the-money amount may be excluded in calculating the 5%.

     When a Fund enters into a futures contract or writes an option on a futures contract,  it will instruct its custodian to segregate cash or liquid securities having a market value which,  when added to the margin deposited with the broker or futures commission merchant,  will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the  Fund,  or the  market  value  (marked-to-market  daily)  of  the  commodity underlying a short  position in a futures  contract or a call option  written by the Fund, or the Fund will otherwise cover the transaction.

     Interest  Rate  Futures  and  Options.  Each  Fund may  hedge  against  the possibility of an increase or decrease in interest rates adversely affecting the value of  securities  held in its  portfolio by  purchasing or selling a futures contract on a specific debt security whose price is expected to reflect  changes in interest rates.  However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased  value of the  securities  which it has  hedged  because  it will have offsetting losses in its futures  position.  A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may  purchase  put  options on  interest  rate  futures  contracts  to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options  on  interest  rate  futures  contracts  as  part  of  closing  purchase transactions to terminate its options positions.  No assurance can be given that such closing  transactions  can be effected or that there will be a  correlation between  price  movements  in the  options on  interest  rate  futures and price movements in the  portfolio  securities of the Fund which are the subject of the hedge.  In  addition,  a Fund's  purchase  of such  options  will be based  upon predictions  as to  anticipated  interest  rate trends,  which could prove to be inaccurate.  The  potential  loss  related  to the  purchase  of an option on an interest rate futures contracts is limited to the premium paid for the option.

     Although each Fund intends to purchase or sell commodity  futures contracts only if there is an active  market for each such  contract,  no assurance can be given that a liquid market will exist for the contracts at any particular  time.
Many  futures  exchanges  and boards of trade  limit the  amount of  fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract,  no trades may be made that day at a price beyond that limit.  Futures  contract  prices could move to the daily limit for several  consecutive  trading days with little or no trading,  thereby preventing  prompt  liquidation of futures positions and subjecting some futures traders to substantial  losses.  In such event and in the event of adverse price movements,  a Fund would be  required to make daily cash  payments of  variation margin.  In such  circumstances,  an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures  contract.  However,  no  assurance  can be given  that the price of the securities  being hedged will  correlate  with the price  movements in a futures contract and thus provide an offset to losses on the futures contract.

     Foreign Currency Transactions. Since investments in foreign securities will usually  involve  currencies  of  foreign  countries,  and  since  each Fund may temporarily  hold  funds  in  foreign  or  domestic  bank  deposits  in  foreign currencies during the completion of investment programs, the value of the assets of each Fund as measured in United States  dollars may be affected  favorably or unfavorably by changes in foreign  currency  exchange rates and exchange control regulations,  and the Funds  may  incur  costs in  connection  with  conversions between various  currencies.  The Funds may enter into foreign currency exchange transactions  either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign  currencies.  A forward  foreign  exchange  contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank  market  conducted  directly  between  currency  traders
(usually  large  commercial  banks)  and their  customers.  A  forward  contract generally has no deposit  requirement and is consummated  without payment of any commission.

     Each Fund may enter into forward foreign exchange contracts for speculative purposes  and under  the  following  circumstances:  when a Fund  enters  into a contract  for the  purchase  or  sale of a  security  denominated  in a  foreign currency,  or when a Fund  anticipates  the  receipt  in a foreign  currency  of dividends or interest  payments on such a security which it purchases or already holds, it may desire to "lock-in" the United States dollar price of the security or the United States dollar equivalent of such dividend or interest payment,  as the case may be. By entering  into a forward  contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying  security  transactions,  the  Fund  will be able to  protect  itself against a possible loss  resulting  from an adverse  change in the  relationship between the United States  dollar and the subject  foreign  currency  during the period  between the date the  security  is  purchased  or sold,  or on which the dividend or interest payment is declared,  and the date on which payment is made or received.

     If it is believed  that the  currency of a particular  foreign  country may suffer a  substantial  decline  against  the  United  States  dollar or  another currency,  a Fund may enter into a forward  contract to sell, for a fixed amount of dollars,  the amount of foreign currency  approximating  the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved  will  not  generally  be  possible  since  the  future  value  of such securities  in  foreign  currencies  will  change  as a  consequence  of  market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly  uncertain.  Each Fund will place cash or liquid securities in a separate custody  account of the Fund with the Company's  custodian in an amount equal to the value of the Fund's total assets  committed to the consummation of the hedge contracts or otherwise  cover such  transactions.  The securities  placed in the separate account will be marked-to-market  daily. If the value of the securities placed in the separate account  declines,  additional cash or liquid  securities will be placed in the  account on a daily basis so that the value of the account will equal the amount of the Fund's  uncovered  commitments with respect to such contracts.

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may also purchase an "offsetting" contract prior to the maturity  of the  underlying  contract.  There  is no  assurance  that  such  an
"offsetting" contract will always be available to a Fund.

     It is impossible to forecast with absolute  precision what the market value of portfolio securities will be at the expiration of a related forward contract.
Accordingly,  it may be  necessary  for a Fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of a  security  being  sold is less  than the  amount  of  foreign currency the Fund is obligated  to deliver.  Conversely,  a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign  currency the Fund is obligated to deliver.

     A Fund is not  required to enter into hedging  transactions  with regard to its foreign  currency-denominated  securities  and will not do so unless  deemed appropriate by the Investment Advisors.  Hedging the value of a Fund's portfolio securities  against a  decline  in the value of a  currency  does not  eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to  minimize  the risk of loss due to a decline  in the value of the hedged currency,  at the same time,  they tend to limit any potential  gain which might result should the value of such currency increase.

     The Funds may purchase or sell  options to buy or sell  foreign  currencies and options on foreign currency futures,  or write such options, as a substitute for  entering  into forward  foreign  exchange  contracts  in the  circumstances described above. For example,  in order to hedge against the decline in value of portfolio  securities  denominated in a specific  foreign  currency,  a Fund may purchase  an option to sell,  for a specified  amount of dollars,  the amount of foreign  currency  represented by such portfolio  securities.  In such case, the
Fund will pay a "premium" to acquire the option,  as well as the agreed exercise price if it exercises the option.  Although each Fund values its assets daily in terms of United States dollars, the Funds do not intend to convert their foreign currency holdings into United States dollars on any regular basis. A Fund may so convert  from  time to time,  and  thereby  incur  certain  currency  conversion charges.  Although  foreign  exchange  dealers do not generally charge a fee for conversion,  they do realize a profit  based on the  difference  (the  "spread")
between  the prices at which they are buying  and  selling  various  currencies.
Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering  a lesser  rate of  exchange  should  the Fund  desire to  resell  that currency to the dealer.

     Lending Portfolio  Securities.  Each Fund may lend its portfolio securities to brokers,  dealers and financial  institutions  considered  creditworthy  when secured by collateral maintained on a daily  marked-to-market basis in an amount equal to at least  100% of the market  value,  determined  daily,  of the loaned securities.  A Fund may at any time call the loan and  obtain  the return of the securities  loaned.  No such loan will be made which would  cause the  aggregate market value of all securities  lent by a Fund to exceed 15% of the value of the
Fund's  total  assets.  The Fund will  continue  to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral  received under these loans will be invested in short-term money market instruments.

     Warrants.  Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until  expiration of the warrant.  Such  investments can provide a greater potential  for profit or loss than an equivalent  investment  in the  underlying security.  Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value,  in warrants  (other than those that have been acquired in units or  attached to other  securities),  including  warrants  not listed on
American or foreign  stock  exchanges.  Prices of warrants do not move in tandem with the prices of the underlying securities,  and are speculative  investments.
They pay no dividends  and confer no rights other than a purchase  option.  If a warrant is not  exercised  by the date of its  expiration,  a Fund will lose its entire investment in such warrant.

     Borrowing.  Each  Fund  may  borrow  from  banks  for  temporary  emergency purposes,  and GAM  American  Focus  Long/Short  Fund may borrow  from banks for investment purposes, as well as for temporary emergency purposes. Each Fund will maintain continuous asset coverage (that is, total assets including  borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the
300% asset coverage  should decline as a result of market  fluctuations or other reasons,  a Fund may be required to sell some of its portfolio  holdings  within three days to reduce the debt and restore the 300% asset  coverage,  even though it may be  disadvantageous  from an  investment  standpoint  to  sell  portfolio holdings at the time.

     Borrowing  money,  also  known as  leveraging,  will  cause a Fund to incur interest  charges,  and may increase the effect of  fluctuations in the value of the investments of the Fund on the net asset value of its shares.  A Fund (other than GAM American Focus Long/Short Fund) will not purchase additional securities for investment  while there are bank borrowings  outstanding  representing  more than 5% of the total assets of the Fund.

     Short-Selling.  GAM  International  Fund,  GAM Global Fund and GAM American
Focus  Long/Short  Fund  may  from  time to time  engage  in  short  selling  of securities.  Short selling is an investment  technique  wherein the Fund sells a security  it does not own  anticipating  a decline  in the  market  value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently  at the market price at the time of replacement.  The price at such time may be more or less than the price at which the  security was sold by the Fund,  which would  result in a loss or gain.  Until the security is replaced,  the  Fund is  required  to pay to the  lender  amounts  equal  to any dividends or interest  which accrue during the period of the loan. To borrow the security,  the Fund also may be required to pay a premium,  which would increase the cost of the security  sold.  The proceeds of the short sale will be retained by the broker,  to the extent necessary to meet margin  requirements,  until the short  position  is closed  out.  The Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the Fund  replaces  the borrowed  security.  The Fund will realize a gain if the security  declines in price between those dates. This result  is the  opposite  of what one would  expect  from a  purchase  of a long position in a security. The amount of any gain will be decreased, and the amount of any loss  increased,  by the  amount of any  premium  or  amounts  in lieu of dividends or interest the Fund may be required to pay in connection with a short sale.

     Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed  security will decline,  the Fund will have to replace the securities  sold short with  securities with a greater value than the amount received from the sale.  As a result,  losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

     GAM  International  Fund, GAM Global Fund and GAM American Focus Long/Short
Fund may also make short sales "against the box." A short sale "against the box"
is a transaction  in which the Fund enters into a short sale of a security which the Fund owns.  The  proceeds  of the short sale are held by a broker  until the settlement  date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

     Until the Fund  replaces a borrowed  security  in  connection  with a short sale, the Fund will: (a) maintain daily a segregated  account,  containing cash,
U.S. government  securities,  or certain liquid assets, at such a level that (i)
the amount deposited in the account plus the amount deposited with the broker as collateral  will equal the current value of the security sold short and (ii) the amount  deposited in the segregated  account plus the amount  deposited with the broker as  collateral  will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.  The Fund anticipates  that the  frequency  of short sales will vary  substantially  under different market  conditions,  and it does not intend that any specified portion of its assets as a matter of  practice  will be in short  sales.  As a matter of policy,  the Board of Directors has determined  that securities will not be sold short if, after  effect is given to any such short sale,  the total market value of all  securities  sold short  would  exceed 20% of the value of the Fund's net assets,  with respect to the GAM International  Fund and GAM Global Fund, or 50%
of the value of the Fund's  net  assets,  with  respect  to GAM  American  Focus
Long/Short Fund.

     Restricted  Securities.  The Funds  may  purchase  securities  that are not registered for sale to the general public in the United States, but which can be resold to  institutional  investors in the United States,  including  securities offered  pursuant  to Rule 144A  adopted by the  United  States  Securities  and
Exchange Commission ("SEC"). If a dealer or institutional trading market in such securities exists,  either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds'
investment  restrictions.  The Board of Directors will  establish  standards for determining  whether or not 144A  securities  are  liquid  based on the level of trading activity,  availability of reliable price information and other relevant
considerations.   The  Funds  may  also  purchase  privately  placed  restricted securities for which no  institutional  market exists.  The absence of a trading market  may  adversely  affect the  ability  of the Funds to sell such  illiquid securities  promptly  and at an  acceptable  price,  and may  also  make it more difficult to ascertain a market value for illiquid securities held by the Funds.

     Future  Developments.  The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments which are  developed in the future,  to the extent such  opportunities  are both consistent  with each Fund's  investment  objective  and permitted by applicable regulations.  The Funds' Prospectus and Statement of Additional Information will be  amended  or  supplemented,  if  appropriate  in  connection  with  any  such practices.

     Fundamental  Investment   Restrictions.   Each  Fund  has  adopted  certain
investment restrictions which cannot be changed without approval by holders of a majority of its outstanding  voting shares. As defined in the Investment Company
Act of 1940, as amended (the "Act"), this means the lesser of (a) 67% or more of the  shares of the Fund at a  meeting  where  more  than 50% of the  outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

     In accordance with these restrictions, each Fund may not:

     (1) With  respect to 75% of its total  assets,  invest  more than 5% of its total assets in any one issuer  (other than the United  States  government,  its agencies  and  instrumentalities)  or  purchase  more  than  10% of  the  voting securities, or more than 10% of any class of securities, of any one issuer. (For this purpose all outstanding  debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class).

     (2) Invest for the purpose of  exercising  control or management of another company.

     (3) Invest in real estate  (including  real estate  limited  partnerships), although a Fund may invest in  marketable  securities  which are secured by real estate and securities of companies which invest or deal in real estate.

     (4)  Concentrate  more than 25% of the value of its total assets in any one industry (including  securities of non-United States  governments),  except that
GAM Pacific Basin Fund will  concentrate more than 25% of the value of its total assets in the finance  sector,  as such sector is defined in the Morgan  Stanley
Capital  International  ("MSCI")  Indices.  See "Policy of Concentration for GAM
Pacific Basin Fund" below.  The finance sector is defined by the MSCI to include the  following  industries:  banking;  financial  services;  insurance  and real estate.

     (5) Make loans,  except that this  restriction  shall not  prohibit (1) the purchase of publicly  distributed  debt  securities in accordance  with a Fund's investment objectives and policies, (2) the lending of portfolio securities, and
(3) entering into repurchase agreements.

     (6) Borrow money,  except from banks for temporary  emergency purposes (for all Funds other than the GAM American Focus  Long/Short  Fund) and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less; or
(with  respect to all Funds) pledge or mortgage its assets or transfer or assign or otherwise  encumber  them in an amount  exceeding the amount of the borrowing secured thereby. In the case of GAM American Focus Long/Short Fund, the Fund may not borrow money,  except from banks,  and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less.

     (7) Underwrite securities issued by others except to the extent the Company may be deemed  to be an  underwriter,  under the  Federal  securities  laws,  in connection with the disposition of its portfolio securities.

     (8)  Purchase  securities  of other  investment  companies,  except  (a) in connection with a merger, consolidation, reorganization or acquisition of assets or (b) a Fund may purchase securities of closed-end  investment  companies up to
(i) 3% of the outstanding  voting stock of any one investment company (including for this purpose investments by any other series of the Company), (ii) 5% of the total  assets of the Fund with respect to any one  investment  company and (iii)
10% of the total assets of the Fund in the aggregate.

     (9)  Participate  on a joint or a joint and  several  basis in any  trading account in securities.

     (10) Issue  senior  securities  (as defined in the Act),  other than as set forth in paragraph 6.

     (11) Invest in commodities or commodity futures contracts, except that each
Fund may enter into forward foreign  exchange  contracts and may invest up to 5%
of its net assets in initial margin or premiums for futures contracts or options on futures contracts.

     For purposes of  restriction  (6), a Fund may borrow money in an amount not exceeding 33 1/3% of the value of the Fund's total assets  (including the amount borrowed).

     Non-Fundamental Investment Restrictions. Each Fund has also adopted certain investment  restrictions,  which are  deemed  non-fundamental,  which  cannot be changed without a vote of the majority of the Board of Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:

     (1) Make short sales of  securities on margin,  except for such  short-term credits as are  necessary for the clearance of  transactions.  This  restriction does not apply to GAM International Fund, GAM Global Fund and GAM American Focus
Long/Short Fund. See "Short-Selling" above for a further discussion. (Management may  recommend to the Board of  Directors  removal of this  restriction  for the other Funds).

     (2)  Invest  more than 15% of the Fund's  net  assets in  securities  which cannot be readily  resold to the public  because there are no market  quotations readily available because of legal or contractual  restrictions or because there are no market  quotations  readily  available or in other "illiquid  securities"
(including  non-negotiable  deposits with banks and  repurchase  agreements of a duration of more than seven days).

     If a percentage  restriction  (other than the  restriction  on borrowing in paragraph 6) is adhered to at the time of investment,  a subsequent  increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation.  Whenever any investment policy or investment  restriction states a maximum percentage of a Fund's assets which may be invested in any  security or other  property,  it is intended  that such maximum  percentage  limitation  be determined  immediately  after and as a result of the acquisition of such security or property.

     Risk  Considerations.   Investments  in  the  Funds  are  not  deposits  or
obligations of, or guaranteed or endorsed by, any bank,  including UBS AG or any of its  affiliates  and are not insured or  guaranteed  by the  Federal  Deposit
Insurance  Corporation,  the  Federal  Reserve  Board,  or any other  government agency.  Investments  in the  Funds  involve  investment  risks,  including  the possible loss of principal.

     Investors  should  carefully  consider the risks involved in investments in securities of companies and  governments  of foreign  nations,  which add to the usual risks  inherent in domestic  investments.  Such special  risks include the lower  level of  government  supervision  and  regulation  of  stock  exchanges, broker-dealers  and listed  companies,  fluctuations in foreign  exchange rates, future  political  and economic  developments,  and the possible  imposition  of exchange  controls  or  other  foreign  governmental  laws or  restrictions.  In addition,  securities  prices in  foreign  countries  are  generally  subject to different  economic,  financial,  political  and social  factors  than prices of securities of United States issuers.

     The Company  anticipates  that the portfolio  securities of foreign issuers held by each Fund  generally  will not be  registered  with the SEC nor will the issuers  thereof be subject to the  reporting  requirements  of such agency.  In addition,  the governments  under which these companies are organized may impose less government supervision than is required in the United States.  Accordingly, there may be less  publicly  available  information  concerning  certain  of the issuers of  securities  held by the Funds than is  available  concerning  United
States  companies.  In addition,  foreign companies are not generally subject to uniform  accounting,  auditing and financial reporting standards or to practices and requirements comparable to those applicable to United States companies.

     It is contemplated that the Funds' foreign portfolio  securities  generally will be purchased on stock exchanges or in  over-the-counter  markets located in the  countries  in which the  principal  offices of the  issuers of the  various securities  are located,  if that is the best  available  market.  Foreign stock exchanges  generally  have  substantially  less  volume  than the New York Stock
Exchange and may be subject to less  government  supervision and regulation than those in the United States. Accordingly,  securities of foreign companies may be less liquid and more  volatile  than  securities  of  comparable  United  States companies.  Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, price volatility can be greater than in the United States.

     The Funds may also  invest in  American  Depositary  Receipts  ("ADRs")  or
European  Depositary  Receipts  ("EDRs")  representing   securities  of  foreign
companies,  including both sponsored and unsponsored ADRs.  Unsponsored ADRs may be created without the  participation  of the foreign  issuer.  Holders of these
ADRs generally bear all the cost of the ADR facility,  whereas  foreign  issuers typically  bear  certain  costs in a sponsored  ADR.  The bank or trust  company depository  of an  unsponsored  ADR may be under  no  obligation  to  distribute shareholder  communications  received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs,  especially  unsponsored ADRs, may be  substantially  more  limited  and  less  liquid  than  the  markets  for the underlying securities.

     Foreign  broker-dealers also may be subject to less government  supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their  portfolio  transactions,  fixed  commissions for transactions  on certain  foreign stock  exchanges may be higher than negotiated commissions available on United States exchanges.

     With respect to certain  foreign  countries,  there is the  possibility  of adverse changes in investment or exchange control regulations,  expropriation or confiscatory  taxation,  and limitations on the transfer or exchange of funds or other assets of the Funds.  The Funds' ability and decisions to purchase or sell portfolio  securities  may be  affected by laws or  regulations  relating to the convertibility  and  repatriation  of assets.  There is also the risk in certain foreign countries of political or social instability, or diplomatic developments which could affect United States investments as well as the prices of securities in those countries.  Moreover, individual foreign economies may differ favorably or  unfavorably  from the United  States  economy in such  respects as growth of gross  national  product,  rate of  inflation,  capital  reinvestment,  resource self-sufficiency and balance of payment position.

     Because the shares of the Funds are  redeemable  on a daily basis in United
States  dollars,  each  Fund  intends  to  manage  its  portfolio  so as to give reasonable assurance that it will be able to obtain United States dollars to the extent necessary to meet anticipated redemptions.  The Funds do not believe that this  consideration  will  have  any  significant  effects  on  their  portfolio strategies under present conditions.

     Policy of Concentration for GAM Pacific Basin Fund. Since GAM Pacific Basin
Fund has a fundamental  policy to concentrate  its  investments in the financial services sector,  it may be subject to greater share price  fluctuations  than a non-concentrated  fund.  There is a risk that the  Fund's  concentration  in the securities  of financial  services  companies  will expose the Fund to the price movements  of companies  in one  industry  more than a more broadly  diversified mutual fund.  Because GAM Pacific  Basin Fund  invests  primarily in one sector, there is the risk that the Fund will  perform  poorly  during a downturn in that
sector.   Also,   businesses  in  the  finance   sector  may  be  affected  more
significantly by changes in government policies and regulation,  interest rates, currency exchange rates, and other factors affecting the financial markets.  The finance  sector is  defined  by the MSCI to include  the  following  industries:
banking; financial services; insurance and real estate.

     Portfolio  Turnover.  Portfolio turnover rate is calculated by dividing the lesser of a Fund's sales or purchases  of  portfolio  securities  for the fiscal year  (exclusive  of purchases or sales of all  securities  whose  maturities or expiration  dates  at the  time of  acquisition  were  one  year or less) by the monthly average value of the securities in a Fund's  portfolio during the fiscal year. A portfolio  turnover  rate in excess of 100% is  considered to be high. A high portfolio  turnover rate may result in higher  short-term  capital gains to shareholders  for tax purposes and  increased  brokerage  commissions  and other transaction costs borne by the Fund.

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                          MANAGEMENT OF THE COMPANY
------------------------------------------------------------------------------

     The business of the Funds is supervised by the Board of Directors,  who may exercise all powers not required by statute,  the Articles of Incorporation,  or the By-laws to be exercised by the shareholders.  When appropriate, the Board of
Directors will consider separately matters relating to each Fund or to any class of shares of a Fund.  The Board  elects the  officers of the Company and retains various  companies  to  carry  out Fund  operations,  including  the  investment advisors, custodian, administrator and transfer agent.

     Certain  biographical  information for each  Independent  Director and each
Interested Director of the Company is set forth in the tables below, including a description of each Director's  experience as a Director of the Company and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Independent Directors

--------------------------------------------------------------------------------------------------------
                                                                             Number of
                               Term of                                       Portfolios       Other
                              Office(1)                                      within the    Directorships
      Name,                      and                                         GAM Fund        of Public
   Address and                Length of         Principal Occupation         Complex(2)     Companies
       Age         Position    Service          During Past 5 Years           Overseen         Held
--------------------------------------------------------------------------------------------------------
George W. Landau   Director     Since   Senior Advisor, Latin America, The  13 portfolios Director,
2601 South                      1994    Coca-Cola Company, Atlanta, GA,         in 6      Credit Suisse
Bayshore Drive                          1988 to present. President, Council  registered   Asset
Suite 1109                              of Advisors, Latin America,          investment   Management
Coconut Grove, FL                       Guardian Industries, Auburn Hills,   companies    (CSAM) Fund
33133                                   MI, 1993 to present. Director,                    Complex (5
Age: 81                                 Emigrant Savings Bank, New York,                  portfolios).
                                        NY, 1987 to present.
--------------------------------------------------------------------------------------------------------
Robert J. McGuire  Director     Since   Attorney/Consultant, Morvillo,      13 portfolios Director,
1085 Park Avenue                 1998   Abramowitz, Grand, Iason &              in 6      Brazilian
New York, NY                            Silberberg, P.C., 1998 to present.   registered   Equity Fund,
10128                                   Director, Emigrant Savings Bank,     investment   Inc., (CSAM
Age: 65                                 1999 to present. President/Chief     companies    Fund Complex);
                                        Operating Officer, Kroll                          Director,
                                        Associates, 1989-1997. Director                   Mutual of
                                        (since 1984) and President (since                 America Investment
                                        1997), Police Athletic League.                    Corp., Director,
                                        Director, Volunteers of Legal                     Trump Hotels &
                                        Services, 1995 to present. Director               Casino Resorts
                                        Office of the Appellate Defender,
                                        1995 to present.  Trustee, Iona
                                        College, 1996 to present.
--------------------------------------------------------------------------------------------------------
Roland Weiser      Director    Since    Chairman, Intervista business       13 portfolios      None
Director                        1988    consulting, 1984 to present.            in 6
86 Beekman Road                         Trustee and Treasurer, New Jersey    registered
Summit, NJ                              Center for Visual Arts, 1999 to      investment
07901                                   present.                             companies
Age: 71
--------------------------------------------------------------------------------------------------------

Interested Director

--------------------------------------------------------------------------------------------------------
                                                                             Number of
                               Term of                                       Portfolios       Other
                              Office(1)                                      within the    Directorships
      Name,                      and                                         GAM Fund        of Public
   Address and                Length of         Principal Occupation         Complex(2)     Companies
       Age         Position    Service          During Past 5 Years           Overseen         Held
--------------------------------------------------------------------------------------------------------
Dr. Burkhard       Chairman,    Since   Group Chief Executive Officer,      13 portfolios      None
Poschadel*         Director      2000   Global Asset Management Limited,        in 6
12 St. James's        and               March 2000 to present. Head of       registered
Place              President            Human Resources, UBS Private         investment
London SWlA                             Banking, 1998-2000.  Global Head of  companies
1NX                                     Research and Portfolio Management,
England                                 UBS Private Banking, 1994-1997.
Age: 55
--------------------------------------------------------------------------------------------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is duly qualified.

(2)  Each  Director  is a  director  of each of the  six  registered  investment companies  within the GAM Fund Complex,  which  include:  the Company;  GAM
     Avalon   Multi-Global,   LLC;  GAM  Avalon  Multi-U.S.,   LLC;  GAM  Avalon
     Multi-Europe,  LLC;  GAM  Avalon  Multi-Technology,  LLC;  and  GAM  Avalon
     Multi-Market Neutral, LLC;

*    Dr. Poschadel is considered an Interested  Director because he is deemed to be an "interested person" of the Company, as that term is defined under the
     1940 Act,  due to his position as Group Chief  Executive  Officer of Global
     Asset Management Limited, the parent of the Funds' investment advisors.

     Information  relating to each Director's ownership (including the ownership of his or  her  immediate  family)  in  each  Fund  of  the  Company  and in all registered  investment companies in the GAM Fund Complex as of December 31, 2001 is set forth in the chart below.

---------------------------------------------------------------------------------
             Name                                     Aggregate Dollar Range of
                                                      Shares Owned in All Funds
                                                       Overseen by Director in
                                 Dollar Range of         Family of Investment
                                Fund Shares Owned           Companies
---------------------------------------------------------------------------------
Independent Directors:
---------------------------------------------------------------------------------
George M. Landau                       $0                       $0
---------------------------------------------------------------------------------
Robert J. McGuire                      $0                       $0
---------------------------------------------------------------------------------
Ronald Weiser                  GAMerica Capital           Over $100,000
                               Fund (Class A) -
                               $10,001 to $50,000

                               GAM America Focus
                               Fund (Class A) -
                               $50,001 to $100,000

                               GAM Pacific Basin
                               Fund (Class A) -
                               $10,001 to $50,000

                               GAM Europe Fund
                               (Class A) - $50,001
                               to $100,000
---------------------------------------------------------------------------------
Interested Director:
---------------------------------------------------------------------------------
Dr. Burkhard Poschadel                 $0                       $0
---------------------------------------------------------------------------------

Officers

     Below is the name, address,  age, information  regarding positions with the
Company and the principal occupation for each officer of the Fund.

--------------------------------------------------------------------------------

                                   Term of
                                  Office(1)
      Name,                          and
   Address and                    Length of         Principal Occupation
       Age            Position     Service          During Past 5 Years
--------------------------------------------------------------------------------
Kevin J. Blanchfield  Vice        Since     Managing Director--Chief
Global Asset          President    1993     Operating Officer and Treasurer,
Management            and                   GAM USA+, GAM Investments Inc.+
(USA) Inc.            Treasurer             and GAM Services Inc.++, 1993 to
135 East 57th Street                        present.  Vice President and
New York, NY 10022                          Treasurer, GAM Avalon
Age: 46                                     Multi-Funds+, 2000 to Present;
                                            Senior Vice President, Finance
                                            and Administration, Lazard
                                            Freres & Co., Inc., 1991-1993.
--------------------------------------------------------------------------------
Joseph J. Allessie    Secretary   Since     General Counsel and Corporate
Global Asset             and       1999     Secretary, GAM USA+, GAM
Management (USA) Inc.  General              Investments Inc.+, and GAM
135 East 57th Street   Counsel              Services Inc.++, 1999 to
New York, NY 10022                          present.  Secretary and General
Age: 36                                     Counsel, GAM Avalon
                                            Multi-Funds+, 2000 to Present;
                                            Regulatory Officer to State of
                                            New Jersey, Department of Law
                                            and Public Safety, Bureau of
                                            Securities, 1993-1999.
--------------------------------------------------------------------------------
Teresa B. Riggin      Assistant   Since     Senior Vice
Global Asset          Secretary    1994     President--Administration, GAM
Management                                  USA+, GAM Investments Inc.+ and
(USA) Inc.                                  GAM Services Inc.++, 1994 to
135 East 57th Street                        present.  Assistant Secretary,
New York, NY 10022                          GAM Avalon Multi-Funds+, 2000 to
Age: 42                                     Present.
--------------------------------------------------------------------------------
John C. Smith         Assistant   Since     Associate--Fund Administration,
Brown Brothers        Secretary    2001     Brown Brothers Harriman & Co.,
Harriman & Co.                              Inc. 1999 to present.  Fund
40 Water Street                             Accountant, State Street Bank,
Boston, MA  02109                           1994-1999.
Age:  36
--------------------------------------------------------------------------------
Gregory V. Lomakin    Assistant   Since     Assistant Treasurer, Brown
Brown Brothers        Secretary    2001     Brothers Harriman & Co., Inc.,
Harriman & Co.                              1997 to present.  Fund
40 Water Street                             Administration Analyst, Keystone
Boston, MA  02109                           Bank, 1993-1997.
Age:  37
--------------------------------------------------------------------------------

(1)  Each officer is appointed by the Board of Directors  and holds office for a term  of one  year  and  until  his or her  successor  is duly  chosen  and qualified.

+    Affiliate of the Company.

++   Principal Underwriter of the Company.

     Compensation of Directors and Executive Officers. Each Independent Director
of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors  attended.  Each Director is reimbursed  by the Company for travel  expenses  incurred in connection  with attendance at Board of Directors meetings. The officers and interested Directors of the Company do not receive any compensation from the Company.

     The name,  position(s) and information  related to the compensation of each of the Directors in the most recent fiscal year are as follows:

                                    Pension or                     Compensation
                                    Retirement                       from the
    Name and           Aggregate     Benefits      Total Estimated  Company and
   Position(s)       Compensation   Accrued as         Annual     GAM Fund Complex
  Held with each       from the   Part of Company   Benefits upon     Paid to
  Complex Fund          Company      Expenses        Retirement      Directors
  ------------          -------      --------        ----------      ---------

Dr. Burkhard           $0               N/A             N/A            $0
Poschadel
Director &
President

George W. Landau       $31,000          N/A             N/A       $46,000 from
Director                                                          13 portfolios

Robert J. McGuire      $31,000          N/A             N/A       $46,000 from
Director                                                          13 portfolios

Roland Weiser          $31,000          N/A             N/A       $47,000 from
Director                                                          14 portfolios

     Principal  Holders of  Securities.  As of March 31, 2002, all Directors and
Officers of the Funds as a group owned beneficially or of record less than 1% of the  outstanding  securities of any Fund.  To the knowledge of the Funds,  as of
March 31, 2002, no  shareholders  owned  beneficially  (b) or of record (r) more than 5% of a Fund's outstanding  shares,  except as set forth below. UBS AG, the ultimate  beneficial  owner of the Funds, may be deemed to have shared voting or investment  power over shares owned by clients or held by custodians or nominees for clients of UBS AG or its  affiliates,  or by employee  benefit plans for the benefit of employees of UBS AG or its  affiliates.  UBS AG disclaims  beneficial ownership of such shares.  GAM American  Focus  Long/Short  Fund, as well as the
Class Y shares of the Funds, do not currently have public shareholders.

                                                  GLOBAL
    NAME AND ADDRESS         Class A      Class B       Class C       Class D
                             -------      -------       -------       -------

Charles Schwab & Co.,        9.77%(r)
Inc.
FBO Customers
101 Montgomery St.
San Francisco, CA
94104-4122

Merrill Lynch                13.31%(r)    23.04%(r)     37.25%(r)     14.39%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246-6486

UBS Jersey Nominees Ltd      5.38%(r)
P.O. Box 350
St. Helier
Jersey Channel Islands

                                              INTERNATIONAL
    NAME AND ADDRESS         Class A      Class B       Class C       Class D
                             -------      -------       -------       -------

Charles Schwab & Co.,        14.01%(r)
Inc.
FBO Customers
101 Montgomery St.
San Francisco, CA
94104-4122

Merrill Lynch                21.89%(r)
FBO Customers of MLPF&S
5210 E. Williams CIR
Ste 900
Tucson, AZ 85711-3750

Merrill Lynch                             20.62%(r)     27.65%(r)     14.97%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246-6486

Deutsche Bank Securities                                              8.25%(r)
Inc.
FBO 201-25091-19
P.O. Box 1346
Baltimore, MD  21203-1346

                                     PACIFIC BASIN                 AMERICAN FOCUS
   NAME AND ADDRESS      Class A  Class B   Class C  Class D  Class A  Class B   Class C
                         -------  -------   -------  -------  -------  -------   -------

Charles Schwab & Co.,    17.56%(r)                            11.51%(r)
Inc.
FBO Customers
101 Montgomery St.
San Francisco, CA
94104-4122

FISERV Securities,       8.77%(r)
Inc.
FBO Customers
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA
19103-7084

PaineWebber for the                                  5.93%(r)
benefit of UBS
PaineWebber CDN FBO
Anthony W. Barrett
P.O. Box 3321
Weehawken, NJ
07086-8154

Bear Stearns                                         18.80%(r)
Securities Corp.
FBO of Various
Customers
1 Metrotech Center
North
Brooklyn, NY
11201-3870

Harris InvestorLine,     8.44%(r)
Inc.
Clarabelle Partnership
1700 Century Square
1501 4th Avenue
Seattle, WA  98101

Merrill Lynch                     33.42%(r) 34.12%(r)                  32.70%(r) 83.06%(r)
FBO Customers of
MLPF&S
4800 Deer Lake Dr.
East
Jacksonville, FL
32246-6486

Fayez Sarofim & Co.                                           6.21%(r)
P.O. Box 52830
Houston, TX
77052-2830

SEI Trust Company                                             8.41%(r)
c/o Christiana Bank
Attn. Mutual Fund
Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                                             15.33%(r)
c/o Christiana Bank
Euram Beta
Attn. Mutual Fund
Admin.
One Freedom Valley Dr.
Oaks, PA 19456

SEI Trust Company                                             22.81%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund
Admin.
One Freedom Valley Dr.
Oaks, PA 19456

Peter A. Cohn and        5.07%(r)
Elizabeth S. Cohn
Foundation
John P. Engel &
Associates
c/o John P. Engel,
Esq.
1740 Broadway, 25th
Fl.
New York, NY
10019-4315

Salomon Smith Barney,                       6.64%(r)
Inc.
FBO Customers
333 W. 34th St., 3rd
Fl.
New York, NY 10001

Donaldson, Lufkin &                         10.31%(r)
Jenrette Securities
Corp., Inc.
P.O. Box 2052
Jersey City, NJ
07303-2052

PaineWebber for the                         10.64%(r)
benefit of
PaineWebber CDN FBO
Donald E. Tambini
P.O. Box 3321
Weehawken, NJ
07087-8154

                                     JAPAN CAPITAL                    EUROPE
    NAME AND ADDRESS     Class A  Class B   Class C  Class D  Class A  Class B   Class C
                         -------  -------   -------  -------  -------  -------   -------

Charles Schwab & Co.,    15.89%(r)                            13.96%(r)
Inc.
FBO Customers
101 Montgomery St.
San Francisco, CA
94104-4122

Merrill Lynch            8.97%(r) 64.62%(r) 45.19%(r)                  26.78%(r) 15.75%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246-6486

SEI Trust Company                                             7.26%(r)
c/o Christiana Bank
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA  19456

SEI Trust Company                                             7.41%(r)
c/o Christiana Bank
Euram Beta
Attn: Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA  19456

SEI Trust Company                                             8.04%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA  19456

Raymond James Assoc.,                       7.93%(r)
Inc.
Cust for
Sandra Crausman 403B
7740 Laytonia Dr.
Derward, MD  20855-1013

U.S. Bancorp Piper                                                     6.62%(r)
Jaffray
A/C 6641-2034
U.S. Bancorp Center
800 Nicollet Mall
Minneapolis, MN
55402-7000

PaineWebber FBO                                                        8.34%(r)
Banca Popolare Emilia
Romagna
Europe International
30 Blvd. Royal
L-2012
Luxembourg, Luxembourg

                                                 GAMERICA
    NAME AND ADDRESS           Class A           Class B            Class C
                               -------           -------            -------

Charles Schwab & Co., Inc      23.22%(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104-4122

Merrill Lynch                                    19.00%(r)          17.04%(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246-6486

SEI Trust Company              9.57%(r)
c/o Christiana Bank
Euram Zeta
Attn. Mutual Fund Admin.
One Freedom Valley Dr.
Oaks, PA  19456

SEI Trust Company              5.06%(r)
c/o Christiana Bank
Attn. Mutual Funds Admin.
One Freedom Valley Dr.
Oaks, PA  19456

------------------------------------------------------------------------------
                    INVESTMENT ADVISORY AND OTHER SERVICES
------------------------------------------------------------------------------

     Investment  Advisors.  Both  Investment  Advisors are registered  under the
United States Investment Advisers Act of 1940, as amended.  Each of GIML and GAM
USA is controlled by and under common control with other investment advisors (as described  below) which have  substantial  experience  managing  foreign  mutual funds. GAM USA also serves as the general partner and investment  advisor to the following registered  closed-end funds: GAM Avalon  Multi-Technology,  L.P., GAM
Avalon Multi-Europe, L.P., and GAM Avalon Multi-Global, L.P.

     The Directors of GIML and their principal occupations are as follows:

Name and Position Held
with Investment Advisor       Principal Occupation
-----------------------       --------------------

Dr. Burkhard Poschadel        See "Management of the Company" above.
Andrew Wills, Director        Investment Director, GIML
Andrew Hanges, Director       Investment Director, GIML
Gordon D. Grender, Director   Investment Director, GIML

     GIML is a  wholly  owned  subsidiary  of  Global  Asset  Management  (U.K.)
Limited, a holding company.  Global Asset Management Ltd., an investment advisor organized  under the laws of Bermuda,  controls  GIML  through its wholly  owned subsidiaries,  Greenpark  Management N.V.,  Global Asset Management GAM SARL and
GAMAdmin  B.V.  (the  latter  of which is the  direct  parent  of  Global  Asset
Management (U.K.) Limited).  Global Asset Management Ltd. is wholly owned by UBS
AG, a banking corporation organized under the laws of Switzerland.  UBS AG, with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services  industry.  UBS AG operates in over 50  countries,  has more than  48,000  employees  and was  formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998. UBS
AG also  maintains  direct  and  indirect  subsidiaries  in the  United  States, including UBS PaineWebber  Incorporated,  an investment bank and  broker-dealer;
UBS Warburg LLC, an investment bank and broker-dealer; J.C. Bradford & Co., LLC, a registered  investment advisor and broker-dealer;  UBS Global Asset Management
(US) Inc., a registered  investment advisor and broker-dealer;  UBS Brinson Inc.
and UBS Global Asset Management  (Americas) Inc.,  investment advisors;  and UBS
Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS
AG's direct and  indirect  affiliates  and related  persons are various  foreign broker-dealers, investment advisors and banking organizations.

     The  Directors  and  principal  executive  officers  of GAM USA  and  their principal occupations are as follows:

Name and Position Held
with Co-Investment Advisor                Principal Occupation
--------------------------                --------------------

Dr. Burkhard Poschadel, Director          See "Management of the Company" above.
Benjamin Franklin Lenhardt, Jr.           Director;  CEO and  Managing  Director  of
                                          UBS Global Asset Management (Americas) Inc.
Kevin J. Blanchfield                      See "Management of the Company" above.
David A. Anderson                         Director; Managing Director, Mutual Funds, GAM USA
Joseph J. Allessie                        See "Management of the Company" above.
Teresa B. Riggin                          Vice  President, Administration, and Assistant
                                          Secretary, GAM USA
Craig S. Morong                           Managing Director, Development, GAM USA
James A. Abate                            Investment Director, GAM USA
Nancy S. Andrews                          Investment Manager, GAM USA

     GAM USA is an  indirect,  wholly-owned  subsidiary  of UBS AG,  and has its principal  offices at 135 East 57th  Street,  New York,  NY 10022.  GAM USA is a
wholly-owned  subsidiary  of  GAMAdmin  B.V.  GAMAdmin  B.V.  is a  wholly-owned subsidiary  of  Greenpark  Management  N.V.,  which  in turn  is a  wholly-owned subsidiary of Global Asset  Management  Ltd., an  investment  advisor  organized under the laws of  Bermuda.  Global  Asset  Management  Ltd.  is a  wholly-owned subsidiary of UBS AG.

     Investment  Advisory  Contracts.  On December 17, 1999, UBS AG acquired all the  outstanding  shares of Global Asset  Management  Ltd. (the  "Acquisition").
Global Asset Management Ltd.  indirectly  wholly owns GIML and GAM USA. Prior to the  completion  of the  Acquisition,  the  Board of  Directors  considered  the continuance  of the  then  current  Amended  and  Restated  Investment  Advisory
Contract dated April 14, 1994 (the "GIML  Contract")  with GIML as an Investment
Advisor to the Funds.  The Board of Directors on September 29, 1999 (including a majority  of the  Directors  who  were  not  parties  to the  GIML  Contract  or interested  persons of any such  party)  approved  the  continuance  of the GIML
Contract on behalf of each Fund,  which  approval  was  further  ratified by the
Board  (including a majority of the  Directors  who were not parties to the GIML
Contract  or  interested  persons  of any such  party) on behalf of each Fund on
October 27, 1999. The  shareholders of each Fund approved the continuance of the
GIML  Contract  on  October  26,  1999.  As such,  a new  Amended  and  Restated
Investment  Advisory Contract  (hereinafter  referred to as the "GIML Contract")
was executed  upon  completion  of the  Acquisition,  December  17,  1999,  with identical  terms and  conditions  as the original  GIML  Contract.  The Board of
Directors  (including  a majority of the  Directors  who were not parties to the
GIML Contract or interested  persons of any such party) approved the continuance of the GIML Contract on October 24, 2001.

     On March 26, 2001, the Board of Directors  approved the  appointment of GAM
USA as  Co-Investment  Advisor to the GAM  American  Focus Fund  pursuant  to an
Interim  Advisory  Agreement  to  replace  Fayez  Sarofim & Co.,  who  served as co-investment  advisor to GAM American Focus Fund  (formerly  known as GAM North
America  Fund) from its inception  until March 23, 2001.  The Board of Directors approved a new advisory  agreement with GAM USA to replace the Interim  Advisory
Agreement on April 25, 2001 (the "GAM USA  Contract").  The GAM USA Contract was
submitted  to the  holders of a majority  of the  outstanding  shares of the GAM
American Focus Fund for approval,  and on June 20, 2001, the shareholders of the
GAM American Focus Fund met via proxy and approved the GAM USA Contract  between the Fund and GAM USA.  Therefore,  as of June 20, 2001,  GAM USA became the sole
and  permanent   investment  advisor  to  the  GAM  American  Focus  Fund  until terminated.  On October 24, 2001, the Board of Directors approved an amended and restated GAM USA Contract whereby GAM USA will also serve as Investment  Advisor to the GAM American Focus Long/Short Fund.

     The GIML  Contract  and the GAM USA Contract  will each  continue in effect from year to year if approved  annually by the Board of Directors or by the vote of a majority  of the  outstanding  shares of each Fund (as  defined in the Act)
and, in either event,  by the approval of a majority of those  Directors who are not parties to the GIML Contract or the GAM USA Contract or  interested  persons of any such party ("Independent Directors").

     At the October 24, 2001 meeting of the Company's  Board of  Directors,  the
Directors  approved,  for a period of  one-year,  the  continuation  of the GIML
Contract  and  GAM  USA  Contract  (each  a  "Contract"  and  collectively,  the
"Contracts")  for the respective  Funds.  In approving the  continuation  of the
Contracts,  the Board of Directors,  considered a number of factors,  including:
(i) the  nature,  extent and  quality of  services  provided  by the  Investment
Advisor to each respective  Fund; (ii) the fees and expenses borne by each Fund;
and (iii) the performance of each Fund. When  considering the nature and quality of the  services  provided  by the  Investment  Advisor to a Fund,  the Board of
Directors  reviewed the scope,  depth and experience of the organization and the investment  professionals  currently providing  management services to the Fund.
The Board of Directors evaluated each Investment  Advisor's portfolio management process. When considering the fees and expenses borne by a Fund, and considering the  reasonableness  of the management  fees paid to the  Investment  Advisor in light of the services provided to the Fund and any additional  benefits received by the Investment  Advisor (or its affiliates) in connection with providing such services,  the Board of Directors  compared  the fees charged by the  Investment
Advisor  to the Fund to the  fees  charged  the  funds  in its  peer  group  for comparable  services,  and  analyzed  the  expenses  incurred by the  Investment
Advisor with respect to the Fund.  The Board of Directors  also  considered  the
financial  condition  of  each  Investment  Advisor.   The  Board  of  Directors
considered  the extent to which  management of the Fund was working with outside vendors,  such as the Fund's custodian and transfer agent to reduce costs to the
Fund. They considered the business plan and strategy of the Fund's  distributor, particularly  the plan to leverage  relationships  with  affiliates  to increase assets of the Fund.  The Board of Directors also reviewed the average net assets and expense  ratios by series and class of the Fund,  as well as a memorandum of
Counsel to the Independent  Directors  regarding their fiduciary duties relative to the approval of the  continuation  of each  Contract.  After  requesting  and reviewing  such  materials  as it  deemed  necessary,  the  Board  of  Directors concluded that the management  fees of each Fund are fair and that  shareholders have received reasonable value in return for paying such fees and expenses.  The
Board of Directors,  including the Independent  Directors,  therefore  concluded that the  continuation of the respective  Contract for each Fund was in the best interests of the Fund and its shareholders.

     The GIML Contract requires GIML to conduct and maintain a continuous review of the  portfolio of each Fund and to make all  investment  decisions  regarding purchases and sales of portfolio  securities  and brokerage  allocation for each
Fund, other than GAM American Focus Fund and GAM American Focus Long/Short Fund.
GIML will  render its  services  from  outside  the United  States.  The GAM USA
Contract  requires GAM USA to provide the same  services to GAM  American  Focus
Fund and GAM American Focus Long/Short Fund.

     Each Contract provides that the Investment Advisors will select brokers and dealers for execution of each Fund's portfolio transactions  consistent with the
Company's brokerage policy (see "Brokerage  Allocation").  Although the services provided by broker-dealers in accordance with the brokerage policy  incidentally may help  reduce the  expenses  of or  otherwise  benefit  the other  investment advisory clients of the Investment Advisors or their affiliates,  as well as the
Funds, the value of such services is indeterminable and the Investment Advisors'
fees are not reduced by any offset  arrangement by reason  thereof.  Each of the
Contracts  provides that the Investment  Advisors shall have no liability to the
Company or to any  shareholder of a Fund for any error of judgement,  mistake of law, or any loss arising out of any  investment  or other act or omission in the performance  by an Investment  Advisor of its duties under such Contracts or for any loss or damage  resulting  from the imposition by any government of exchange control  restrictions  which  might  affect  the  liquidity  of a Fund's  assets maintained  with custodians or securities  depositories in foreign  countries or from any political acts of any foreign governments to which such assets might be exposed,  except for liability resulting from willful misfeasance,  bad faith or gross negligence on the Investment  Advisor's part or reckless  disregard of its duties under the Contract.

     Each Contract will terminate  automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time  without  payment  of any  penalty  on 60 days'  written  notice,  with the approval of a majority of the  Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).

     The Company acknowledges that it has obtained its corporate name by consent of GIML and agrees that if: (i) GIML should cease to be the Company's investment advisor or (ii) Global  Asset  Management  Ltd.  should  cease to own a majority equity interest in GIML, the Company,  upon request of GIML, shall submit to its shareholders  for their vote a proposal  to delete the  initials  "GAM" from its name and cease to use the name "GAM  Funds,  Inc." or any  other  name  using or derived from "GAM" or "Global Asset  Management",  any component  thereof or any name  deceptively  similar  thereto,  and indicate on all  letterheads and other promotional material that GIML is no longer the Company's investment advisor. If
GIML makes such request  because Global Asset  Management  Ltd. no longer owns a majority  equity  interest in GIML, the question of continuing the GIML Contract must be  submitted  to a vote of the  Company's  shareholders.  The  Company has agreed that GIML or any of its  successors  or assigns may use or permit the use of the names "Global Asset Management" and "GAM" or any component or combination thereof  in  connection  with any  entity or  business,  whether or not the same directly or indirectly  competes or conflicts  with the Company and its business in any manner.

     Advisory  Fees.  For its service to the Funds,  other than the GAM American
Focus Fund and GAM American Focus Long/Short Fund, GIML receives a quarterly fee of 0.25% of the average daily net assets of each of the Funds during the quarter preceding each payment. For its services to the GAM American Focus Fund, GAM USA receives a  quarterly  fee of 0.25% of the  average  daily net assets of the GAM
American Focus Fund during the quarter preceding each payment. Prior to June 20,
2001,  GIML,  with respect to the GAM American Focus Fund, paid a portion of the investment  management  fee to GAM USA as agreed  between the parties.  Prior to
March 23,  2001,  a fee in the same amount was paid,  one-half  each to GIML and
Fayez Sarofim & Co. Inc. by the GAM American  Focus Fund.  The level of advisory fees  paid by each  Fund is higher  than the rate of  advisory  fee paid by most registered  investment  companies.  For its  service to the GAM  American  Focus
Long/Short  Fund, GAM USA receives a fee comprised of two components.  The first component is a base fee equal to 1.50%  annualized,  of the Fund's average daily net  assets.  The second  component  is a  performance  adjustment  that  either increases or  decreases  the base fee,  depending on how the GAM American  Focus
Long/Short  Fund has  performed  relative to the S&P 500  Composite  Stock Price
Index (the "S&P"),  the Fund's  benchmark.  The base fee will be  increased  (or decreased) by a performance  adjustment of 0.125% for each percentage point that
the  Fund's  investment   performance  is  3.00%  better  (or  worse)  than  the
performance of the S&P during the performance period,  which is a rolling twelve month period.  The maximum  performance  adjustment  upward or downward is 0.50%
annualized.  Depending on the  performance of the Fund,  during any twelve month period,  GAM USA may  receive as much as 2.00% or as little as 1.00% in advisory fees. During the first twelve months of the Fund's operations,  the advisory fee will be charged at the base fee of 1.50%,  with no performance  adjustment.  The
table  below  describes  the  advisory  fee  with  the  applicable   performance
adjustment  that  GAM USA  would  receive  based on the  performance  of the GAM
American Focus Long/Short Fund as compared to its benchmark index, the S&P:

                                                        GAM USA receives a fee
If the Performance of the GAM                           of (as a % of average
American Focus Long/Short Fund:                         daily net assets on an
                                                        annual basis):
                                      Base Fee +/-
                                       Performance
                                       Adjustment
Underperforms the S&P by 6.00% or    1.50% - 0.500%             1.00%
more
Underperforms the S&P by 5.00% to    1.50% - 0.375%             1.125%
5.99%
Underperforms the S&P by 4.00% to    1.50% - 0.250%             1.25%
4.99%
Underperforms the S&P by 3.00% to    1.50% - 0.125%             1.375%
3.99%
Underperforms the S&P by 0.01% to    1.50% - 0.000%             1.50%
2.99%
Equals the S&P                            1.50%                 1.50%
Outperforms the S&P by 0.01% to      1.50% + 0.000%             1.50%
2.99%
Outperforms the S&P by 3.00% to      1.50% + 0.125%             1.625%
3.99%
Outperforms the S&P by 4.00% to      1.50% + 0.250%             1.75%
4.99%
Outperforms the S&P by 5.00% to      1.50% + 0.375%             1.875%
5.99%
Outperforms the S&P by 6.00% or      1.50% + 0.500%             2.00%
more

     The investment performance of the GAM American Focus Long/Short Fund during any performance period shall be the cumulative monthly asset-weighted investment performance of all classes of shares of the Fund. The asset-weighted  investment performance for the Fund for a given month will be calculated by multiplying the investment  performance  of each class for the month by its  average  net assets
(determined  as of the close of  business  on each  business  day of the month), adding the results  together and dividing the sum by the aggregate net assets of all classes of the Fund for that month.  Any class that does not complete a full month of operations in a given month will be excluded  from the  calculation  of the Fund's  investment  performance  for that month. In computing the investment performance of the Fund and the investment  record of the S&P,  the value of distributions  on realized  capital gains,  the value of capital gains taxed per share  paid  or  payable  on  undistributed  realized  long-term  capital  gains accumulated  to the end of such  period  and  dividends  paid out of  investment income on the part of the Fund,  and all cash  distributions  of the  securities included in the S&P, will be treated as reinvested.

            The actual  advisory fee paid by each Fund during the fiscal years ended December 31, 2001, 2000 and 1999 are set forth below:*

                                       Pacific      Japan                 American     GAMerica
           Global     International     Basin      Capital     Europe       Focus      Capital
           ------     -------------     -----      -------     ------       -----      -------

2001       $280,823    $3,421,671      $149,703   $153,033    $264,372    $332,629   $1,090,821
2000       $637,339    $9,649,867      $378,878   $483,283    $289,252    $308,873     $792,475
1999     $1,207,927   $21,736,189      $314,098   $419,808    $319,451    $353,149     $389,284

*    GAM American Focus Long/Short Fund had not commenced investment  operations as of the time periods shown.

     The expense  ratio of each Fund may be higher than that of most  registered investment  companies  since the cost of  maintaining  the  custody  of  foreign securities is higher than that for most domestic  funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies.  In addition, each Fund bears its own operating expenses.

     Principal  Underwriter and Plans of  Distribution.  The Company has entered into distribution  agreements (the "Distribution  Agreements") with GAM Services under which GAM Services has agreed to act as principal  underwriter  and to use reasonable  efforts to distribute each Fund's Class A, Class B, Class C, Class D and Class Y shares.  GAM  Services is an indirect  wholly  owned  subsidiary  of
Global Asset Management Ltd., which also controls GIML.  Global Asset Management
Ltd. is wholly owned by UBS AG, a banking  corporation  organized under the laws of Switzerland.

     Pursuant to the Distribution  Agreements,  GAM Services  receives the sales load on sales of Class A,  Class B,  Class C and Class D shares of the Funds and reallows a portion  of the sales  load to  dealers/brokers.  GAM  Services  also receives  the  distribution  fees  payable  pursuant  to  the  Funds'  Plans  of
Distribution  for Class A, Class B, Class C and Class D Shares  described  below
(the "Plans"). The Distribution Agreements may be terminated at any time upon 60 days' written notice,  without payment of a penalty, by GAM Services, by vote of a majority of the outstanding  class of voting  securities of the affected Fund, or by vote of a majority of the  Directors  of the Fund who are not  "interested persons"  of the Fund and who have no direct or indirect  financial  interest in the operation of the Distribution  Agreements.  The Distribution Agreements will terminate automatically in the event of their assignment.

     In  addition to the amount  paid to dealers  pursuant  to the sales  charge tables in the Prospectus, GAM Services from time to time may offer assistance to dealers  and  their  registered  representatives  in the  form of  business  and educational or training seminars. Dealers may not use sales of any of the Funds'
shares to qualify for or  participate in such programs to the extent such may be prohibited by a dealer's internal  procedures or by the laws of any state or any self-regulatory  agency, such as the National  Association of Securities Dealers
Regulation,  Inc. Costs associated with incentive or training programs are borne by GAM Services and paid from its own resources or from fees collected under the
Plans.  GAM Services from time to time may reallow all or a portion of the sales charge on Class A, Class C and Class D shares to individual selling dealers. The aggregate  dollar amount of underwriting  commissions and the amount retained by the Distributor for each of the last three fiscal years is as follows.  Prior to
January 30, 2002, Class C shares were offered without a front-end sales charge.

                                                 2001*
                                            (000's omitted)
                                  CLASS A                     CLASS D
                                          After                        After
                          Aggregate    Reallowance    Aggregate     Reallowance
                          ---------    -----------    ---------     -----------

GAM Global Fund            $     1       $     1       $     0        $     0
GAM International Fund          18            14             2              1
GAM Pacific Basin Fund           0             0             0              0
GAM Japan Capital Fund          18            15           N/A            N/A
GAM Europe Fund                 37            17           N/A            N/A
GAM American Focus Fund         27            11           N/A            N/A
GAMerica Capital Fund           64            47           N/A            N/A

     For the  fiscal  year  ended  December  31,  2001,  GAM  Services  retained front-end sales loads of $107,538 from the sale of Fund shares.

                                                 2000*
                                            (000's omitted)
                                  CLASS A                     CLASS D
                                          After                        After
                          Aggregate    Reallowance    Aggregate     Reallowance
                          ---------    -----------    ---------     -----------

GAM Global Fund             $   18        $    8        $    1         $    0
GAM International Fund         151            54            25             10
GAM Pacific Basin Fund          28            10             0              0
GAM Japan Capital Fund          29            18           N/A            N/A
GAM Europe Fund                 50            22           N/A            N/A
GAM American Focus Fund         29            15           N/A            N/A
GAMerica Capital Fund          137            58           N/A            N/A

     For the  fiscal  year  ended  December  31,  2000,  GAM  Services  retained front-end sales loads of $195,503 from the sale of Fund shares.

                                                 1999*
                                            (000's omitted)
                                  CLASS A                     CLASS D
                                          After                        After
                          Aggregate    Reallowance    Aggregate     Reallowance
                          ---------    -----------    ---------     -----------

GAM Global Fund             $   77        $   24        $   19         $    9
GAM International Fund       1,344           462           178             66
GAM Pacific Basin Fund          43            23             4              2
GAM Japan Capital Fund          40            19           N/A            N/A
GAM Europe Fund                 19            10           N/A            N/A
GAM American Focus Fund         39            12           N/A            N/A
GAMerica Capital Fund          106            58           N/A            N/A

     For the  fiscal  year  ended  December  31,  1999,  GAM  Services  retained front-end sales loads of $696,108 from the sale of Fund shares.

*    GAM American Focus Long/Short Fund had not commenced investment  operations as of the periods shown.

     The aggregate  dollar amount of contingent  deferred  sales charges paid to and retained by the  Distributor  for the fiscal year ended December 31, 2001 is as follows:

                                                      2001
                                     CLASS A         CLASS C         CLASS D

GAM Global Fund                     $      0        $    684        $      0
GAM International Fund                39,307          12,521               0
GAM Pacific Basin Fund                     0             103               0
GAM Japan Capital Fund                     0              59             N/A
GAM Europe Fund                            0             132             N/A
GAM American Focus Fund                    0           1,275             N/A
GAMerica Capital Fund                    185             2,435           N/A

     For the  fiscal  year  ended  December  31,  2001,  GAM  Services  received contingent  deferred  sales loads of $56,701 from the  redemption  of the Funds'
Shares.

     Each Fund has adopted separate  distribution  plans under Rule 12b-1 of the
Act for each class of its shares,  except its Class Y shares.  The Plans  permit each Fund to compensate GAM Services in connection with  activities  intended to promote the sale of each class of shares of each Fund.  Pursuant to the Plan for
Class A shares,  each Fund may pay GAM Services up to 0.30% of average daily net assets of the  Fund's  Class A shares.  Under the Plan for Class B shares,  each
Fund may pay GAM  Services up to 1.00% of daily net assets of the Fund's Class B shares.  The  Class C  shares  under  the Plan  for  Class C shares  may pay GAM
Services up to 1.00% of daily net assets of the Fund's Class C shares. Under the
Plan for  Class D  shares,  each  Fund may pay GAM  Services  up to 0.50% of the
average  daily  net  assets   attributable  to  Class  D  shares  of  the  Fund.
Expenditures  by GAM Services under the Plans may consist of: (i) commissions to sales  personnel  for selling  Fund  shares;  including  travel &  entertainment expenses;  (ii) compensation,  sales incentives and payments to sales, marketing and service  personnel;  (iii) payments to  broker-dealers  and other  financial institutions  that have entered into agreements with GAM Services in the form of a Dealer Agreement for GAM Funds,  Inc. for services rendered in connection with the sale and  distribution  of shares of the Funds;  (iv)  payment  of  expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds;  (v) the costs of preparing and  distributing  promotional materials;  (vi) the cost of printing  the Funds'  Prospectus  and  Statement of
Additional Information for distribution to potential investors;  and (vii) other activities that are reasonably calculated to result in the sale of shares of the
Funds.

     A portion  of the fees paid to GAM  Services  pursuant  to the  Plans,  not exceeding  0.25% annually of the average daily net assets of each Fund's shares, may be paid as compensation for providing services to each Fund's  shareholders, including  assistance  in  connection  with  inquiries  related  to  shareholder accounts (the "Service Fees"). In order to receive Service Fees under the Plans, participants  must  meet  such  qualifications  as are  established  in the sole discretion  of GAM  Services,  such as  services  to each  Fund's  shareholders;
services  providing each Fund with more efficient  methods of offering shares to coherent  groups of clients;  members or  prospects of a  participant;  services
permitting  more  efficient   methods  of  purchasing  and  selling  shares;  or
transmission of orders for the purchase or sale of shares by  computerized  tape or other electronic equipment; or other processing.

     The Board of Directors has concluded that there is a reasonable  likelihood that the Plans will  benefit each Fund and its  shareholders  and that the Plans should result in greater  sales and/or fewer  redemptions  of Fund shares.  On a quarterly  basis,  the Directors will review a report on expenditures  under the
Plans and the purposes for which  expenditures  were made.  The  Directors  will conduct an additional, more extensive review annually in determining whether the
Plans  should  be  continued.  Continuation  of the  Plans  from year to year is contingent on annual approval by a majority of the Directors  acting  separately on behalf of each Fund and class and by a majority of the  Directors who are not
"interested  persons" (as defined in the Act) and who have no direct or indirect financial  interest in the operation of the Plans or any related agreements (the
"Plan  Directors").  The Plans  provide that they may not be amended to increase materially  the  costs  that a Fund may bear  pursuant  to the  applicable  Plan without  approval of the  shareholders  of the affected  class of shares of each
Fund and that  other  material  amendments  to the Plans must be  approved  by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast  in  person  at a  meeting  called  for the  purpose  of  considering  such amendments.  The Plans  further  provide that while each Plan is in effect,  the selection and nomination of Directors who are not "interested  persons" shall be committed to the discretion of the Directors who are not "interested persons." A
Plan may be terminated  at any time by vote of a majority of the Fund  Directors or a majority of the  outstanding  shares of the Class of shares of the affected
Fund to which the Plan relates.

     Total dollar  amounts  paid by each of the Funds  pursuant to the Plans for the fiscal year ended December 31, 2001 are as follows:*

                           CLASS A       CLASS B       CLASS C        CLASS D

GAM Global Fund           $  59,986     $  42,836     $  25,357      $   6,066
GAM International Fund      839,569       242,536       180,333         96,536
GAM Pacific Basin Fund       36,612        17,447         3,310          3,338
GAM Japan Capital Fund       40,792        12,008         4,756            N/A
GAM Europe Fund              67,772        31,051         7,213            N/A
GAM American Focus Fund      81,110        36,496        26,025            N/A
GAMerica Capital Fund       242,257       151,772       132,071            N/A

*    GAM American Focus Long/Short Fund had not commenced investment  operations as of the periods shown.

Amounts  spent on behalf of each of the Funds on various  items  pursuant to the
Plans during the fiscal year ended December 31, 2001 are as follows:

                                   Printing &
                                   Mailing of                                                Interest,
                                Prospectuses to                                              Carrying
                                   Other Than    Compensation                  Compensation  or Other
                                    Current           to      Compensation to    to Sales    Financing
Fund                Advertising   Shareholders   Underwriters  Broker-Dealers   Personnel     Charges     Other*
CLASS A
GAM Global Fund       $   0       $  10,087      $  15,638       $  34,102     $  10,728      $    0    $  3,912
GAM International         0         139,848        213,149         504,044       605,719           0     112,385
  Fund
GAM Pacific Basin         0          13,520         11,845          18,572        28,075           0       4,459
  Fund
GAM Japan Capital         0          21,784         15,422          18,394        67,054           0       8,865
  Fund
GAM Europe Fund           0          27,914         25,420          30,984        89,265           0      11,111
GAM American Focus        0          51,721         37,833          30,315       198,895           0      31,710
  Fund
GAMerica Capital          0          71,408         81,522         124,800       274,916           0      49,157
  Fund

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                   Printing &
                                   Mailing of                                                Interest,
                                Prospectuses to                                              Carrying
                                   Other Than    Compensation                  Compensation  or Other
                                    Current           to      Compensation to    to Sales    Financing
Fund                Advertising   Shareholders   Underwriters  Broker-Dealers   Personnel     Charges     Other*
CLASS B
GAM Global Fund       $   0         $   187        $    68      $   14,576       $   870      $    0    $  1,194
GAM International         0             662            611          56,687         2,952           0       6,878
  Fund
GAM Pacific Basin         0             139             11           6,657           653           0       1,270
  Fund
GAM Japan Capital         0              97             12           4,205           476           0         609
  Fund
GAM Europe Fund           0              96              0           7,080           440           0         428
GAM American Focus        0             369             17          15,915         1,256           0         870
  Fund
GAMerica Capital          0           5,042            338         153,014        22,674           0       6,827
  Fund

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                   Printing &
                                   Mailing of                                                Interest,
                                Prospectuses to                                              Carrying
                                   Other Than    Compensation                  Compensation  or Other
                                    Current           to      Compensation to    to Sales    Financing
Fund                Advertising   Shareholders   Underwriters  Broker-Dealers   Personnel     Charges     Other*
CLASS C
GAM Global Fund        $  0         $    80         $   18      $   24,294       $   379      $    0    $  1,150
GAM International         0           1,901            665         121,304         8,682           0       6,174
  Fund
GAM Pacific Basin         0             201             49           3,627           997           0         442
  Fund
GAM Japan Capital         0              81            125           4,008           379           0         177
  Fund
GAM Europe Fund           0              83             42           5,980           368           0         318
GAM American Focus        0           2,026             58          27,453         8,690           0       3,775
  Fund
GAMerica Capital          0           5,624            764         128,203        25,276           0       6,645
  Fund

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

                                   Printing &
                                   Mailing of                                                Interest,
                                Prospectuses to                                              Carrying
                                   Other Than    Compensation                  Compensation  or Other
                                    Current           to      Compensation to    to Sales    Financing
Fund                Advertising   Shareholders   Underwriters  Broker-Dealers   Personnel     Charges     Other*
CLASS D
GAM Global Fund       $   0          $    0         $   19       $   6,024         $   1      $    0     $   282
GAM International         0           1,674          7,447          88,279         7,579           0       4,062
  Fund
GAM Pacific Basin         0              69             10           3,330           339           0         245
  Fund
GAM Japan Capital       N/A             N/A            N/A             N/A           N/A         N/A         N/A
  Fund
GAM Europe Fund         N/A             N/A            N/A             N/A           N/A         N/A         N/A
GAM American Focus      N/A             N/A            N/A             N/A           N/A         N/A         N/A
  Fund
GAMerica Capital        N/A             N/A            N/A             N/A           N/A         N/A         N/A
  Fund

*    The category  designated as "Other"  includes fees paid in connection  with dealer services and wholesaler activities.

     Custodian  and  Administrator.   The  Custodian,   Administrator  and  Fund
Accounting  Agent for the  Company is Brown  Brothers  Harriman  & Co.,  Private
Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co.
has offices  worldwide  and  provides  services to the Company  from its offices located at 40 Water Street,  Boston,  MA 02109. As Custodian,  Administrator and
Fund Accounting  Agent,  BBH&Co. is responsible for the custody of the Company's portfolio  securities and cash,  maintaining the financial and accounting  books and records of the Company,  computing  the  Company's net asset value per share and  providing  the  administration  services  required  for the daily  business operations of the Company.  For its services to the Company,  BBH&Co.  is paid a fee based on the net asset value of each Fund and is  reimbursed  by the Company for its  disbursements,  certain  expenses and charges based on an out-of-pocket schedule agreed upon by BBH&Co. and the Company from time to time.

     For the fiscal years ended December 31, 2001,  2000 and 1999,  BBH&Co.  was paid the following fees for its services as  Administrator  and Fund  Accounting
Agent:*

                                        2001            2000            1999
                                        ----            ----            ----

GAM Global Fund                    $   57,741      $   86,068      $  123,000
GAM International Fund                351,590         867,546       1,571,000
GAM Pacific Basin Fund                 44,146          66,424          60,000
GAM Japan Capital Fund                 36,705          71,580          59,000
GAM Europe Fund                        50,979          48,492          56,000
GAM American Focus Fund                60,633          50,278          55,208
GAMerica Capital Fund                 136,977          96,754          55,149

*    GAM American Focus Long/Short Fund had not commenced investment  operations as of the periods shown.

     Transfer Agent.  Until May 20, 2002,  Boston Financial Data Services,  Inc.
("Boston Financial"), 66 Brooks Drive, Braintree, Massachusetts 02184-3839, will serve as shareholder service agent, dividend-disbursing agent and transfer agent for the Funds.  Pursuant to an agreement between the Funds and State Street Bank and Trust Company ("State  Street"),  State Street has delegated  performance of its services to Boston Financial. The Funds also engage other entities to act as shareholder  servicing agents and to perform  sub-accounting  and administrative services  for  the  benefit  of  discrete  groups  of the  Funds'  shareholders.
Effective May 20, 2002, PFPC Inc., 400 Bellevue  Parkway,  Wilmington,  Delaware
19809, will serve as shareholder  service agent,  dividend-disbursing  agent and transfer agent for the Funds.

     Legal Counsel. Coudert Brothers, 1114 Avenue of the Americas, New York, New
York 10036, acts as legal counsel for the Funds and the Investment Advisors.

     Independent  Accountants.  PricewaterhouseCoopers  LLP,  1177 Avenue of the
Americas, New York, New York 10019-6013, are the independent accountants for the
Company for the fiscal year ending  December 31, 2002.  In addition to reporting annually on the  financial  statements of each Fund,  the Company's  accountants will  review  certain  filings of the  Company  with the SEC and will review the
Company's Federal and state corporation tax returns.

     Reports To  Shareholders.  The fiscal year of the Company  ends on December
31.  Shareholders  of each Fund will be  provided  at least  semi-annually  with reports  showing the portfolio of the Fund and other  information,  including an annual report with financial statements audited by independent accountants.

     Code Of Ethics.  Pursuant to Rule 17j-1 of the Act, the Investment Advisors
have  each  adopted a Code of  Ethics  which  applies  to the  personal  trading activities of their  employees.  The Code of Ethics  adopted by GIML and GAM USA applies to them and their affiliates,  including the Company,  and the Company's principal underwriter.

     The  Code  of  Ethics   establishes   standards  for  personal   securities
transactions  by employees  covered under the Code of Ethics.  Under the Code of
Ethics,  employees  have  a  duty  at  all  times  to  place  the  interests  of shareholders above their own, and never to take inappropriate advantage of their position.  As such,  employees are prohibited from engaging in, or recommending, any securities  transaction  which involves any actual or potential  conflict of interest, or any abuse of an employee's position of trust and responsibility.

     All employees of the Investment  Advisors are prohibited from  recommending securities  transactions by any Fund without disclosing his or her interest, and are prohibited from  disclosing  current or anticipated  portfolio  transactions with  respect  to any Fund to anyone  unless it is  properly  within  his or her duties to do so.  Employees who are also deemed  investment  personnel under the
Code of Ethics, defined as any person who, in connection with his or her regular functions or duties,  makes,  participates in, or obtains information  regarding the purchase or sale of a security by the Investment Advisor, or whose functions relate to the making of any  recommendations  with respect to such  purchases or sales,  are also prohibited  from:  participating in initial public offerings or private  placements  which  present  conflicts of interest  with the Funds;  and engaging in any securities  transaction  for their own benefit or the benefit of others,  including  the  Funds,  while in  possession  of  material,  non-public information  concerning such securities.  All portfolio  managers and investment related staff of GIML and GAM USA are required to notify their local  compliance officer in advance of any personal  dealings in securities  which they intend to carry out and are not permitted to deal  personally  in securities  within seven working  days  (either  in  advance  or  retrospectively)  of  carrying  out any transaction in the same security on behalf of the Fund(s) they manage.

     The  Investment   Advisors  have  established  under  the  Code  of  Ethics
compliance  procedures to review the personal  securities  transactions of their associated  persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the Act.

     Copies of the Code of Ethics are on file with and publicly  available  from the SEC.

------------------------------------------------------------------------------
                             BROKERAGE ALLOCATION
------------------------------------------------------------------------------

     The Contracts provide that the Investment Advisors shall be responsible for the  selection  of  brokers  and  dealers  for the  execution  of the  portfolio transactions of each Fund and, when  applicable,  the negotiation of commissions in connection therewith.

     Purchase  and sale  orders  will  usually be placed  with  brokers  who are selected  based on their  ability to achieve  "best  execution"  of such orders.
"Best  execution"  means  prompt and reliable  execution  at the most  favorable security price, taking into account the other provisions  hereinafter set forth.
The  determination  of what  may  constitute  best  execution  and  price in the execution  of a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all where a large block is involved,  the availability of the broker to stand ready to execute possibly  difficult  transactions in the
future,  and  the  financial   strength  and  stability  of  the  broker.   Such
considerations are weighed by the Investment Advisors in determining the overall reasonableness of brokerage commissions.

     Each Investment  Advisor is authorized to allocate  brokerage and principal business to brokers who have provided brokerage and research  services,  as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as
amended (the "1934 Act"),  for the Company  and/or other  accounts for which the
Investment  Advisor  exercises  investment  discretion  (as  defined  in Section
3(a)(35)  of the 1934 Act) and,  as to  transactions  for  which  fixed  minimum commission  rates are not  applicable,  to cause a Fund to pay a commission  for effecting a securities  transaction in excess of the amount another broker would
have  charged  for  effecting  that  transaction,   if  the  Investment  Advisor
determines  in good  faith  that such  amount of  commission  is  reasonable  in relation to the value of the  brokerage and research  services  provided by such broker, viewed in terms of either that particular  transaction or the Investment
Advisor's  overall  responsibilities  with  respect  to the Fund  and the  other accounts  as to which it  exercises  investment  discretion.  In  reaching  such determination,  the  Investment  Advisors  will not be  required  to place or to attempt to place a specific  dollar value on the research or execution  services of a broker  or on the  portion  of any  commission  reflecting  either  of said services.

     Research services  provided by brokers to the Investment  Advisors includes that which brokerage houses customarily  provide to institutional  investors and statistical and economic data and research  reports on particular  companies and industries. Research furnished by brokers may be used by each Investment Advisor for any of its accounts, and not all such research may be used by the Investment
Advisors for the Funds.

     The  amount of  brokerage  commissions  paid by each Fund  during the three fiscal years ended December 31, 2001, 2000 and 1999 are set forth below:*

                                        Pacific      Japan                    American      GAMerica
             Global    International     Basin      Capital       Europe        Focus       Capital
             ------    -------------     -----      -------       ------        -----       -------

2001      $  82,372     $1,952,192    $  46,679    $  43,291    $  87,591    $ 350,938    $  38,309
2000      $ 291,940     $7,200,495    $ 147,272    $ 113,974    $ 250,331    $  16,235    $  32,740
1999      $ 349,742     $9,826,623    $ 171,526    $ 126,241    $ 226,651    $  23,995    $  54,371

*    GAM American Focus Long/Short Fund had not commenced investment  operations as of the periods shown.

     Affiliated  Transactions.  Each  Investment  Advisor is an indirect  wholly owned subsidiary of UBS AG. UBS AG, a banking  organization with headquarters in
Switzerland,  is an internationally  diversified organization with operations in many  aspects of the  financial  services  industry.  Among UBS AG's  direct and indirect affiliates and related persons are various  broker-dealers that include direct and indirect subsidiaries in the United States including UBS Warburg LLC,
an  investment  bank  and  broker-dealer,   UBS  PaineWebber  Incorporated,   an
investment  bank and  broker-dealer,  J.C.  Bradford & Co.,  LLC,  a  registered investment  advisor and  broker-dealer,  and UBS Warburg Futures Inc., a futures commission  merchant  and  broker-dealer.  Among UBS AG's  direct  and  indirect affiliates and related persons are various foreign broker-dealers  including UBS
AG  London.  As such,  when  buying  or  selling  securities,  the Funds may pay commissions  to brokers  who are  affiliated  with the  Investment  Advisors  in accordance  with  procedures  adopted by the Board of  Directors.  The Funds may purchase securities in certain underwritten  offerings for which an affiliate of the Funds or the Investment  Advisors may act as an  underwriter.  The Funds may effect futures transactions  through, and pay commissions to, futures commission merchants  who are  affiliated  with the  Investment  Advisors  or the  Funds in accordance with procedures adopted by the Board of Directors.

     For the fiscal  year ended  December  31,  2001,  the Funds paid  brokerage commissions to affiliated broker-dealers as set for the below:

            GAM Global Fund:

                                                             % of Aggregate
                     Aggregate           % of Aggregate      Dollar Amount
                     Dollar Amount of    Commissions         of Transactions
Affiliated Broker    Commissions Paid    Paid to UBS Warburg Paid to UBS Warburg
-----------------    ----------------    ------------------- -------------------

UBS Warburg
   Securities
   Limited                   $273            0.33%               0.28%

            GAM American Focus Fund:

                                                             % of Aggregate
                     Aggregate           % of Aggregate      Dollar Amount of
                     Dollar Amount of    Commissions Paid    Transactions Paid
Affiliated Broker    Commissions Paid    to UBS AG Stamford  to UBS AG Stamford
-----------------    ----------------    ------------------    ----------------

UBS AG Stamford              $150            0.04%               0.09%

     For the fiscal year ended  December  31, 2000,  the GAM Pacific  Basin Fund paid brokerage commissions to affiliated broker-dealer(s) as set forth below:

                                                             % of Aggregate
                     Aggregate           % of Aggregate      Dollar Amount
                     Dollar Amount of    Commissions         of Transactions
Affiliated Broker    Commissions Paid    Paid To Warburg     Paid To Warburg
-----------------    ----------------    ---------------     ---------------

UBS Warburg LLC             $207                0.14%               0.15%

------------------------------------------------------------------------------
                           SHAREHOLDER INFORMATION
------------------------------------------------------------------------------

     The  Company  offers A, B, C, D and Y Class  Shares.  Each  Class  involves different  sales  charges,  features and expenses as described more fully in the
Prospectus.

SALES CHARGE REDUCTIONS AND WAIVERS

     Prior to January 30, 2002, Class A Shares of the Funds were offered subject to the following sales charge schedule:

                                            Sales Load (as %   Amount Reallowed
                          Sales Load (as %    of Net Amount    to Dealers (as %
    Purchase Amount      of Offering Price)     Invested)     of Offering Price)

up to $100,000                 5.00%              5.26%             4.00%
$100,000 - $299,999            4.00%              4.17%             3.00%
$300,000 - $599,999            3.00%              3.09%             2.00%
$600,000 - $999,999            2.00%              2.04%             1.00%
$1,000,000 and over            0.00%

     Waivers of Front-End Sales Charges. Class A Front-End Sales Charge Waivers.
Front-end  sales  charges will be waived if you buy Class A Shares with proceeds from the following sources:

     1. Redemptions from any registered mutual fund for which GAM Services,  UBS
Global Asset  Management (US) Inc. ("UBS Global AM") or any of their  affiliates serve as principal underwriter or advisor if you:

     o    Originally paid a front-end sales charge on the shares; and

     o    Reinvest the money within 60 days of the redemption date.

     The Funds'  front-end  sales  charges  will also not apply to  purchases of
Class A Shares by or through:

     2. Employees of UBS AG and its  subsidiaries  and members of the employees'
immediate  families;  active  and  retired  Fund  Directors  and  other  persons affiliated  with the Funds or GAM Services or its  affiliates and their spouses, minor children and trusts; and members of the Board of Directors/Trustees of any investment  company  for  which  GAM  Services,  UBS  Global  AM or any of their affiliates serves as principal underwriter.

     3. Trust companies and bank trust departments  investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

     4. Retirement plans,  deferred  compensation  plans and trusts used to fund those  plans that have  assets of at least $1  million  or at least 25  eligible employees.

     5. Broker-dealers and other financial  institutions  (including  registered investment  advisers and  financial  planners)  that have entered into a selling agreement  with GAM Services or UBS Global AM (or otherwise  have an arrangement with a  broker-dealer  or other financial  institution  with respect to sales of fund shares),  on behalf of clients  participating in a fund  supermarket,  wrap program,  or other  program in which  clients pay a fee for  advisory  services, executing  transactions in Fund shares,  or for otherwise  participating  in the program.

     6. Employees of broker-dealers and other financial institutions  (including registered  investment advisers and financial planners) that have entered into a selling  agreement  with GAM Services or UBS Global AM (or  otherwise  having an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares),  and their immediate  family  members,  as allowed by the internal policies of their employer.

     7. Insurance company separate accounts.

     8.  Shareholders of the Class N shares of any UBS fund who held such shares at the time they were redesignated as Class A shares.

     9. Reinvestment of capital gains distributions and dividends.

     10.  College  savings  plans  qualified  under  Section 529 of the Internal
Revenue Code of 1986, as amended (the "Code") whose  sponsors or  administrators have entered into an agreement with GAM Services,  UBS Global AM or any of their affiliates to perform advisory or administrative services.

     11. A UBS  PaineWebber  Financial  Advisor who was formerly  employed as an investment executive with a competing brokerage firm, and

     o    you were the Financial  Advisor's  client at the  competing  brokerage firm;

     o    within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally  underwritten by the competing brokerage firm or its  affiliates,  and you either paid a sales charge to buy those  shares,  pay a  contingent  deferred  sales  charge when selling them or held those shares until the contingent  deferred sales charge was waived; and

     o    you  purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

     12. Companies  exchanging  shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

     13. Accounts managed by an affiliate of GAM Services.

     14. Organizations described in Section 501(c)(3) of the Code.

     15. Charitable remainder trusts.

     16. Certain tax qualified plans of  administrators  who have entered into a service agreement with GAM Services or the Fund.

     17. Other  categories of  investors,  at the  discretion  of the Board,  as disclosed in the then current Prospectus of the Funds.

     Class C Front-End  Sales Charge  Waivers.  Front-end  sales charges will be waived if you buy Class C Shares through a UBS PaineWebber Financial Advisor who was formerly  employed as an  investment  executive  with a competing  brokerage firm, and

     o    you were the Financial  Advisor's  client at the  competing  brokerage firm;

     o    within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally  underwritten by the competing brokerage firm or its  affiliates,  and you either paid a sales charge to buy those  shares,  pay a  contingent  deferred  sales  charge when selling them or held those shares until the contingent  deferred sales charge was waived; and

     o    you  purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

     Class D Front-End Sales Charge  Waivers.  Shares may be offered without the front-end  sales charge to active and retired Fund  Directors  and other persons affiliated  with  the  Fund  or  GAM  Services  or  its  affiliates,  registered representatives of broker-dealers having sales agreements with GAM Services, and spouses  and minor  children  of the  foregoing  persons  or  trusts;  companies exchanging  shares  with or  selling  assets  to a Fund  pursuant  to a  merger, acquisition or exchange offer; persons investing the proceeds of a redemption of shares of any other  investment  company managed or sponsored by an affiliate of
GAM  Services;  accounts  managed by an  affiliate of GAM  Services;  registered investment  advisors and accounts over which they have discretionary  authority;
organizations  providing  administrative services with respect to persons in the preceding category;  registered investment advisors and other financial services firms that purchase shares for the benefit of their clients  participating  in a
"wrap  account"  or  similar  program  under  which  clients  pay a fee  to  the investment advisor or other firm;  organizations  described in Section 501(c)(3)
of the Code;  trust  companies,  bank trust  departments;  retirement,  deferred compensation  plans and trusts used to fund those  plans;  charitable  remainder trusts;  certain tax qualified plans of  administrators  who have entered into a service  agreement  with GAM  Services  or the  Fund;  and other  categories  of investors,  at the  discretion  of the Board,  as  disclosed in the then current
Prospectus of the Funds.

     Large Orders Purchases and Purchases by Eligible Plans.  Purchase orders of
$1 million or more and all  purchase  orders by employee  retirement  plans with more than 100 participants  will not be subject to the front-end sales charge on
Class A Shares.  GAM Services  may advance to dealers a commission  from its own resources in connection with these purchases based upon cumulative sales in each year or  portion  thereof  except  when such  orders  are  received  from  other registered investment companies or investment funds. GAM Services will pay 1% of sales of more than $1 million but less than $3  million;  0.75% on sales of more than $3 million but less than $5 million, 0.50% on sales of more than $5 million but less than $50  million,  and 0.25% on sales of $50 million and above.  Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are  subject to a 1%  contingent  deferred  sales charge ("CDSC") on any shares sold within 12 months of purchase.  In the case of eligible  retirement plans, the CDSC will apply to redemptions at the plan level only.  12b-1  fees  earned on  assets  representing  large  order  purchases  or purchases by eligible  plans will be retained by GAM Services for one year after the  purchase is effected in order to  reimburse  it for a portion of the dealer payment.

     Contingent  Deferred Sales Charge  Waivers.  A CDSC will not be imposed on:
(i) any amount which  represents an increase in value of shares purchased within the  applicable  period  (12  months  for  Class  A; 8, 6, 4, 3 or 2  years,  as applicable,  for Class B; and one year for Class C)  preceding  the  redemption;
(ii) the  current net asset value of shares  purchased  prior to the  applicable period;  or (iii) the  current  net  asset  value of  shares  purchased  through reinvestment  of dividends or  distributions  and/or shares acquired in exchange for  shares of other  GAM  Funds.  Moreover,  in  determining  whether a CDSC is applicable,  it will be assumed  that amounts  described in (i),  (ii) and (iii)
above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable,  will be waived in the case of:

     (1)  redemptions  of shares held at the time a shareholder  dies or becomes disabled,  only if the  shares  are:  (a)  registered  either  in the name of an individual  shareholder  (not a trust),  or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship;  or (b) held in a qualified  corporate or  self-employed  retirement plan,  Individual  Retirement
Account  ("IRA") or Custodial  Account under  Section  403(b)(7) of the Internal
Revenue  Code  ("403(b)  Custodial  Account"),  provided in either case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with minimum  required  distributions  from a qualified  corporate or  self-employed  retirement plan following  retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial  Account  following attainment  of age 59 1/2,  but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory  distribution as the shares of each class bear to the total assets in the plan;

     (3) all  redemptions  of shares held for the benefit of a participant  in a
Qualified  Retirement  Plan  which  offers  investment  companies  managed by an affiliate of GAM Services ("Eligible Plan"),  provided that the redemption is in connection with the complete  termination of the plan involving the distribution of all plan assets to participants;

     (4) redemptions under the Systematic  Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan; and

     (5) in  connection  with  exchanges for shares of the same class of another
GAM Fund.

     With reference to (1) above, for the purpose of determining disability, the
Distributor  utilizes the definition of disability contained in Section 72(m)(7)
of the Code,  which  relates to the  inability to engage in gainful  employment.
With reference to (2) above, the term  "distribution"  does not encompass direct transfer  of IRA,  403(b)  Custodial  Accounts  or  retirement  plan assets to a successor  custodian  or trustee.  All waivers  will be granted  only  following receipt by the Distributor of confirmation of the shareholder's entitlement.

     Conversion  Feature.  Class B Shares are sold at net asset value without an initial sales charge so that the full amount of an investor's  purchase  payment may be  immediately  invested in the Fund. A CDSC,  however,  will be imposed on
Class B Shares redeemed within six years,  four years,  three years or two years after purchase,  depending on the amount purchased and the date of purchase,  as
more  fully   described  in  the   Prospectus.   Class  B  Shares  will  convert
automatically into Class A Shares, based on the relative net asset values of the shares of the two Classes on the conversion  date,  which will be  approximately eight (8), six (6),  four (4),  three (3) or two (2) years after the date of the original purchase, depending on the amount of Class B Shares purchased and when.
In the case of Class B Shares previously exchanged (see "How to Exchange Shares"
in the  Prospectus),  the period of time the  shares  were held in the GAM Money
Market Account is included in the holding period for conversion.

     Effectiveness  of the  conversion  feature  is  subject  to the  continuing availability  of a ruling of the  Internal  Revenue  Service  or an  opinion  of counsel that:  (i) the  conversion of shares does not constitute a taxable event under the Code,  (ii) Class A Shares  received on  conversion  will have a basis equal to the  shareholder's  basis in the converted  Class B Shares  immediately prior to the  conversion,  and (iii) Class A Shares  received on conversion will have a holding period that includes the holding period of the converted  Class B
Shares.  The conversion  feature may be suspended if the ruling or opinion is no longer available.  In such event, Class B Shares would continue to be subject to
Class B 12b-1 fees.

------------------------------------------------------------------------------
                     NET ASSET VALUE, DIVIDENDS AND TAXES
------------------------------------------------------------------------------

     Net Asset Value.  Each Fund determines its net asset value each day the New
York Stock  Exchange is open for trading.  The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year's Day,
President's  Day,  Martin  Luther  King,  Jr. Day,  Good Friday,  Memorial  Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities,  including ADR's, EDR's and options, which are traded on stock  exchanges or a national  securities  market will be valued at the last sale  price as of the  close of  business  on the day the  securities  are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market will be valued at the last available bid price in the  over-the-counter  market  prior  to the  time of  valuation.  Money  market securities  will be valued at market  value,  except that  instruments  maturing within  60 days of the  valuation  are  valued  at  amortized  cost.  The  other securities  and  assets  of each  Fund for which  market  quotations  may not be
readily  available  (including   restricted  securities  which  are  subject  to
limitations as to their sale) will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Securities quoted in foreign  currencies will be converted to United States dollar  equivalents using prevailing market exchange rates.

     Suspension Of The  Determination Of Net Asset Value. The Board of Directors
may suspend the determination of net asset value and,  accordingly,  redemptions for a Fund for the whole or any part of any period during which (1) the New York
Stock  Exchange  is  closed  (other  than  for  customary  weekend  and  holiday closings),  (2)  trading on the New York Stock  Exchange is  restricted,  (3) an emergency  exists as a result of which disposal of securities  owned by the Fund is not reasonably  practicable or it is not reasonably  practicable for the Fund fairly to  determine  the value of its net  assets,  or (4) the  Securities  and
Exchange Commission may by order permit for the protection of the holders of the
Fund's shares.

     Tax Status. Although each Fund is a series of the Company, it is treated as a separate  corporation  for purposes of the Internal  Revenue Code of 1986,  as
amended    (the    "Code").     Each    Fund    expects    to    meet    certain
diversification-of-assets  and other  requirements in order to qualify under the
Code as a regulated  investment  company.  If it  qualifies,  a Fund will not be subject  to United  States  Federal  income tax on net  ordinary  income and net capital gains which are  distributed  to its  shareholders  within  certain time periods  specified in the Code. Each Fund intends to distribute  annually all of its  net  ordinary  income  and net  capital  gains.  If a Fund  were to fail to distribute  timely  substantially all such income and gains, it would be subject to Federal corporate income tax and, in certain  circumstances,  a 4% excise tax on its undistributed income and gains.

     Distributions from net ordinary income and net short-term capital gains are taxable to  shareholders  as ordinary  income.  The 70%  deduction  available to corporations  for dividends  received from a Fund will apply to ordinary  income distributions only to the extent that they are attributable to a Fund's dividend income from United States corporations. Distributions from net long-term capital gains are taxable to a shareholder as long-term  capital gains regardless of the length of time the shares in respect of which such  distributions  are  received have  been held by the  shareholder.  Dividends  declared  in  December  will be treated  as  received  in  December  as long as they are  actually  paid  before
February 1 of the following year.

     Income  from  foreign  securities  purchased  by a Fund may be reduced by a withholding tax at the source.  If as of the fiscal year-end of a Fund more than
50% of the Fund's  assets are invested in  securities  of foreign  corporations, then the Fund may make an election which will result in the shareholders  having the option to elect either to deduct  their pro rata share of the foreign  taxes paid by the Fund or to use their pro rata share of the foreign taxes paid by the
Fund in  calculating  the  foreign  tax  credit  to  which  they  are  entitled.
Distributions  by a Fund will be  treated  as United  States  source  income for purposes other than computing the foreign tax credit limitation.

     Distributions  of net  ordinary  income  or net  short-term  capital  gains received by a non-resident alien individual or foreign  corporation which is not engaged in a trade or business in the United States generally will be subject to
Federal  withholding  tax at the rate of 30%,  unless such rate is reduced by an applicable  income tax treaty to which the  United  States is a party.  However,
gains  from  the  sale  by  such   shareholders  of  shares  of  the  Funds  and
distributions to such  shareholders  from long-term capital gains generally will not be subject to the Federal withholding tax.

     Ordinarily, distributions and redemption proceeds earned by a United States shareholder  of a Fund are not  subject to  withholding  of Federal  income tax.
However,  distributions  or redemption  proceeds paid by a Fund to a shareholder may be subject to 20% backup  withholding if the shareholder fails to supply the
Fund or its agent with such shareholder's  taxpayer  identification number or an applicable exemption certificate.

     In addition to the Federal income tax consequences described above relating to an  investment  in a Fund,  there  may be other  Federal,  state or local tax considerations  that depend upon the circumstances of each particular  investor.
Prospective  shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

------------------------------------------------------------------------------
                           PERFORMANCE INFORMATION
------------------------------------------------------------------------------

     The average  annual  total return of each Fund (other than the GAM American
Focus  Long/Short  Fund, which did not have operations prior to the date of this
Statement of Additional Information) for the periods ended December 31, 2001 are set forth in the table  below.  The  results  are  shown  both with and  without deduction  of the sales  load,  since the sales load can be waived  for  certain investors.

                        AVERAGE ANNUAL TOTAL RETURN (%)
---------------------------------------------------------------------------------
                          10 Years
                          (or since
                         inception)            5 Years             1 Year
                       to December 31,           to                  to
                            2001          December 31, 2001   December 31, 2001
---------------------------------------------------------------------------------
Fund                   With     Without    With     Without    With     Without
Class (Inception       Sales     Sales     Sales     Sales     Sales     Sales
Date)                  Load      Load      Load      Load      Load      Load
---------------------------------------------------------------------------------
GAM Global Fund
Class A    5/28/86     8.84      9.45      1.61      2.77     (18.11)   (13.35)
Class B    5/26/98    (8.63)    (8.13)                        (18.30)   (14.00)
Class C    5/19/98    (8.49)    (8.24)                        (15.80)   (14.09)
Class D    10/6/95     4.26      4.86      1.74      2.47     (16.90)   (13.88)

GAM International Fund
Class A    1/02/85     6.76      7.37     (4.01)    (2.92)    (28.68)   (24.53)
Class B    5/26/98    (15.38)   (14.99)                       (28.75)   (25.00)
Class C    5/19/98    (14.63)   (14.39)                       (26.50)   (25.01)
Class D    9/18/95    (0.32)     0.25     (3.72)    (3.03)    (27.26)   (24.62)

GAM Europe Fund
Class A    1/01/90     7.41      8.02      5.01      6.20     (25.62)   (21.29)
Class B    5/26/98    (5.25)    (4.86)                        (25.81)   (21.91)
Class C    5/20/98    (5.68)    (5.42)                        (24.20)   (22.67)

GAM Pacific Basin Fund
Class A    5/06/87     1.74      2.32     (6.77)    (5.71)    (21.99)   (17.45)
Class B    5/26/98     0.68      1.16                         (22.32)   (18.23)
Class C    6/01/98    (1.66)    (1.38)                        (21.48)   (19.89)
Class D    10/18/95   (5.58)    (5.04)    (7.06)    (6.40)    (21.39)   (18.54)

GAM Japan Capital Fund
Class A    7/01/94    (1.50)    (0.76)    (2.74)    (1.64)    (27.47)   (23.25)
Class B    5/26/98    (3.60)    (3.17)                        (27.53)   (23.71)
Class C    5/19/98    (3.77)    (3.50)                        (25.99)   (24.49)

---------------------------------------------------------------------------------
                          10 Years
                          (or since
                         inception)            5 Years             1 Year
                       to December 31,           to                  to
                            2001          December 31, 2001   December 31, 2001
---------------------------------------------------------------------------------
Fund                   With     Without    With     Without    With     Without
Class (Inception       Sales     Sales     Sales     Sales     Sales     Sales
Date)                  Load      Load      Load      Load      Load      Load
---------------------------------------------------------------------------------

GAM American Focus Fund
Class A    1/01/90     10.40     11.03     9.91      11.16    (11.11)   (5.94)
Class B    5/26/98     1.73      2.11                         (11.33)   (6.67)
Class C    7/07/98    (0.63)    (0.34)                        (8.71)    (6.86)

GAMerica Capital Fund
Class A    5/12/95     16.30     17.29     17.83     19.17    (7.79)    (2.42)
Class B    5/26/98     8.87      9.31                         (7.98)    (3.14)
Class C    5/26/98     8.79      9.09                         (5.09)    (3.17)

     As  the  following  formula  indicates,  average  annual  total  return  is determined  by finding the average  annual  compounded  rates of return over the stated time period that would equate a  hypothetical  initial  purchase order of
$1,000 to its redeemable value (including capital  appreciation/depreciation and dividends  and  distributions  paid and  reinvested  less any fees  charged to a shareholder  account)  at the end of the stated  time  period.  The  calculation assumes  that all  dividends  and  distributions  are  reinvested  at the public offering  price on the  reinvestment  dates  during the  period.  The  quotation assumes the account  was  completely  redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

            P(1 + T)n = ERV
      where:
            P =   a hypothetical initial payment of $1,000
            T =   average annual total return
            n =   number of years
            ERV = ending  redeemable  value of a  hypothetical  $1,000 payment made at the  beginning  of the  one-,  five-,  and  ten-year periods at the end of the one-,  five-, and ten-year periods
                  (or fractional portion thereof).

     Prospective  investors  should note that past results may not be indicative of future performance.  The investment return and principal value of shares of a
Fund will fluctuate so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.

     Comparative  performance  information  may be  used  from  time  to time in advertising  each  Fund's  shares.  The  performance  of GAM Global  Fund may be compared to the Morgan Stanley Capital  International  ("MSCI") World Index. The
performance  of GAM  International  Fund may be  compared  to the  MSCI  Europe,
Australia,  Far East ("EAFE")  Index.  The performance of GAM Pacific Basin Fund may be compared to the MSCI Pacific Index.  The performance of GAM Japan Capital
Fund may be compared to the Tokyo Stock Exchange  Index.  The performance of GAM
American  Focus Fund, GAM American Focus  Long/Short  Fund and GAMerica  Capital
Fund may be compared to the  Standard & Poor's 500  Composite  Stock Price Index
and the Dow Jones Industrial Average.  The performance of GAM Europe Fund may be compared to the MSCI Europe and Financial Times Actuaries World  Indices-Europe.
Each stock index is an unmanaged  index of common stock prices,  converted  into
U.S.  dollars where  appropriate.  Any index  selected by a Fund may not compute total  return in the same  manner as the Funds  and may  exclude,  for  example, dividends paid on stocks included in the index and brokerage or other fees.

------------------------------------------------------------------------------
                            DESCRIPTION OF SHARES
------------------------------------------------------------------------------

     GAM Funds, Inc., a Maryland corporation,  was organized on May 7, 1984. The
Company  has  eight  series of common  stock  outstanding,  each of which may be divided  into five  classes  of  shares:  Class A, Class B, Class C, Class D and
Class Y Shares.  Class B Shares  include  Sub-Class  B-0 Shares,  Sub-Class  B-1
Shares, Sub-Class B-2 Shares, Sub-Class B-3 Shares and Sub-Class B-4 Shares. The
five classes of shares of a series represent  interests in the same portfolio of investments,  have the same rights, and are generally identical in all respects, except  that each  class  bears its  separate  distribution  and  certain  class expenses and has  exclusive  voting rights with respect to any matter on which a separate  vote of any class is  required  by the Act or  Maryland  law.  The net income  attributable  to each class and dividends  payable on the shares of each class will be reduced by the amount of  distribution  fees and other expenses of each class.  Class D Shares bear  higher  12b-1 fees than Class A Shares,  which will  cause the Class D Shares to pay lower  dividends  than the Class A Shares.
Class B and  Class C Shares  pay  higher  12b-1  fees  than  Class A and Class D
Shares,  which will cause the Class B and Class C Shares to pay lower  dividends than the Class A and Class D Shares.  Class Y Shares do not pay 12b-1 fees.  The
Directors,  in the exercise of their fiduciary duties under the Act and Maryland law, will seek to ensure that no conflicts  arise among the classes of shares of a Fund.

     Each share  outstanding is entitled to share equally in dividends and other distributions  and in the net assets of the  respective  class of the respective series on  liquidation.  Shares are fully paid and  non-assessable  when issued, freely  transferable,  have  no  pre-emptive  or  subscription  rights,  and are redeemable and subject to redemption under certain  conditions  described above.
The Funds do not generally issue certificates for shares purchased.

     Each  share  outstanding  entitles  the  holder to one  vote.  If a Fund is separately  affected by a matter requiring a vote, the shareholders of each such
Fund shall vote separately.  The Company is not required to hold annual meetings of  shareholders,  although  special  meetings will be held for purposes such as electing or removing directors,  changing fundamental  policies, or approving an investment  advisory  agreement.  Shareholders will be assisted in communicating with other  shareholders in connection with removing a director as if Section 16
(c) of the Act were applicable.

------------------------------------------------------------------------------
                             FINANCIAL STATEMENTS
------------------------------------------------------------------------------

     The audited financial  statements of each Fund, other than the GAM American
Focus  Long/Short  Fund,  for the fiscal year ended  December 31, 2001,  and the report of the  Funds'  independent  accountants  in  connection  therewith,  are included in the 2001  Annual  Report to  Shareholders  and are  incorporated  by reference in this Statement of Additional Information.

                                     Part C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1)  Articles  of  Incorporation  of  Registrant,  as filed with the State of
     Maryland on May 7, 1984, as amended or supplemented  from time to time, are incorporated  herein by reference  to  Post-Effective  Amendment  No. 35 to
     Registrant's  Registration  Statement on Form N-1A,  as filed with the U.S.
     Securities and Exchange Commission ("Commission") via EDGAR on November 16,
     2001 ("PEA 35").

(a)(2) Articles  Supplementary  to the Registrant's  Articles of  Incorporation,
     adding GAM Global Fund,  as filed with the State of Maryland on January 16,
     1986, are incorporated herein by reference to PEA 35.

(a)(3) Articles of  Amendment  to the  Registrant's  Articles of  Incorporation,
     changing the name of the  Registrant  from GAM  International,  Inc. to GAM
     Funds,  Inc., as filed with the State of Maryland on February 18, 1986, are incorporated herein by reference to PEA 35.

(a)(4) Articles  Supplementary  to the Registrant's  Articles of  Incorporation,
     adding GAM Tokyo Fund,  as filed with the State of Maryland on December 30,
     1986, are incorporated herein by reference to PEA 35.

(a)(5) Articles  Supplementary  to the Registrant's  Articles of  Incorporation,
     adding GAM Pacific Basin Fund, as filed with the State of Maryland on March
     10, 1987, are incorporated herein by reference to PEA 35.

(a)(6) Articles of  Amendment  to the  Registrant's  Articles of  Incorporation,
     amending  the  indemnification  provisions  of Article  NINTH and  amending
     Article  FIFTH,  as filed with the State of Maryland on September 14, 1988, are incorporated herein by reference to PEA 35.

(a)(7) Articles  Supplementary  to the Registrant's  Articles of  Incorporation,
     adding GAM Europe Fund and GAM North  America Fund, as filed with the State of Maryland on October 18, 1989,  are  incorporated  herein by reference to
     PEA 35.

(a)(8) Articles  Supplementary  to the Registrant's  Articles of  Incorporation,
     adding GAM Japan Capital Fund, as filed with the State of Maryland on April
     29, 1994, are incorporated herein by reference to PEA 35.

(a)(9) Articles  Supplementary  to the Registrant's  Articles of  Incorporation,
     adding GAMerica Capital Fund and  redesignating  GAM Tokyo Fund as GAM Asia
     Capital  Fund,  as filed with the State of Maryland on March 16, 1995,  are incorporated herein by reference to PEA 35.

(a)(10) Articles of Amendment  to the  Registrant's  Articles of  Incorporation,
     redesignating  the shares of each of the Funds as Class A Shares,  as filed with the State of Maryland on August 30, 1995, are  incorporated  herein by reference to Post-Effective  Amendment No. 27 to Registrant's  Registration
     Statement on Form N-1A, as filed with the Commission via EDGAR on April 30,
     1996 ("PEA 27").

(a)(11) Articles  Supplementary to the Registrant's  Articles of  Incorporation,
     adding GAM Mid-Cap U.S.  Fund and creating  Class D shares of each existing series,  as filed  with the State of  Maryland  on  August  30,  1995,  are incorporated herein by reference to PEA 27.

(a)(12) Articles  Supplementary to the Registrant's  Articles of  Incorporation,
     increasing the number of authorized shares and allocating such shares among the classes of the existing  Funds,  as filed with the State of Maryland on
     December 15, 1995, are incorporated herein by reference to PEA 35.

(a)(13) Certificate of Correction to the Registrant's Articles of Incorporation,
     correcting  the Articles  Supplementary  filed  December 15, 1995, as filed with the State of Maryland on February 22, 1996, is incorporated  herein by reference to PEA 35.

(a)(14) Articles  Supplementary to the Registrant's  Articles of  Incorporation,
     increasing the number of authorized  shares and  allocating  such shares to certain  classes of certain  Funds,  as filed with the State of Maryland on
     February 22, 1996, are incorporated herein by reference to PEA 35.

(a)(15)  Articles  Supplementary  to  Registrant's  Articles  of  Incorporation,
     increasing the number of authorized shares,  adding shares of certain Funds as Class B and Class C shares  of the  existing  series  and  creating  GAM
     Emerging  Markets  Capital Fund, as filed with the State of Maryland on May
     7, 1998, are incorporated herein by reference to PEA 35.

(a)(16)  Articles  Supplementary  to  Registrant's  Articles  of  Incorporation,
     reallocating  shares due to the closing of GAM Asian Capital Fund, as filed with the State of  Maryland on May 13,  1999,  are  incorporated  herein by reference to Post-Effective  Amendment No. 33 to Registrant's  Registration
     Statement on Form N-1A, as filed with the  Commission via EDGAR on February
     29, 2000 ("PEA 33").

(a)(17)  Articles  Supplementary  to  Registrant's  Articles  of  Incorporation,
     redesignating  the Class A, B and C shares of the GAM  North  America  Fund series to reflect a name change to GAM American  Focus Fund,  as filed with the  State of  Maryland  on June  22,  2001,  are  incorporated  herein  by reference to PEA 35.

(a)(18) Articles Supplementary to Registrant's Articles of Incorporation, adding
     GAM  International  Long/Short Fund and GAM American Focus  Long/Short Fund
     series of the  Registrant and adding Class Y shares to each of the Funds of the  Registrant,  as filed with the State of Maryland on December 10, 2001, are incorporated herein by reference to Post-Effective  Amendment No. 36 to
     Registrant's  Registration  Statement  on Form  N-1A,  as  filed  with  the
     Commission via EDGAR on January 30, 2002 ("PEA 36").

(b)  Second Amended By-Laws of Registrant are  incorporated  herein by reference to PEA 33.

(c)  See  Articles  FIFTH,  SIXTH and  EIGHTH of the  Registrant's  Articles  of
     Incorporation,  as filed  with the State of  Maryland  on May 7,  1984,  as amended or supplemented from time to time, which are incorporated herein by reference.

     See also,  the  following  sections  of the Second  Amended  By-Laws of the
     Registrant,  which  are  incorporated  herein  by  reference:  By-Law  Two:
     Stockholders;  By-Law Three: Directors, Article 3.3, Majority To Be Elected
     by Stockholders;  By-Law Five: General  Provisions,  Article 5.1, Waiver of
     Notice; and By-Law Six: Certificates of Stock.

(d)(1) Amended and Restated Investment Advisory Agreement with GAM International
     Management  Limited,  dated  December 17, 1999, is  incorporated  herein by reference to PEA 33.

(d)(2) Investment  Advisory  Agreement  (Interim)  with Global Asset  Management
     (USA),  Inc., dated March 26, 2001, is incorporated  herein by reference to
     Post-Effective  Amendment No. 34 to Registrant's  Registration Statement on
     Form N-1A, as filed with the  Commission  via EDGAR on April 23, 2001 ("PEA
     34").

(d)(3) Investment  Advisory  Agreement with Global Asset  Management (USA) Inc., dated April 25, 2001,  as approved by the Board of Directors  and effective upon shareholder approval, is incorporated herein by reference to PEA 34.

(d)(4) Amendment to Amended and Restated  Investment Advisory Agreement with GAM
     International  Management Limited,  dated December 17, 1999, as approved by the Board of  Directors  and  effective  upon  shareholder  approval of the
     Investment  Advisory  Agreement  with Global Asset  Management  (USA) Inc., dated April 25, 2001, is incorporated herein by reference to PEA 34.

(d)(5) Amended and  Restated  Investment  Advisory  Agreement  with Global Asset
     Management  (USA) Inc.,  dated  October 23,  2001,  adding the GAM American
     Focus Long/Short Fund series of the Registrant,  is incorporated  herein by reference to PEA 35.

(e)(1) Third Amended and Restated Distribution Agreement for Class A Shares with
     GAM  Services,  Inc.,  dated as of May 1, 2000, is  incorporated  herein by reference to PEA 35.

(e)(2) First Amended and Restated Distribution Agreement for Class B Shares with
     GAM  Services,  Inc.,  dated as of May 1, 2000, is  incorporated  herein by reference to PEA 35.

(e)(3) First Amended and Restated Distribution Agreement for Class C Shares with
     GAM  Services,  Inc.,  dated as of May 1, 2000, is  incorporated  herein by reference to PEA 35.

(e)(4) Second  Amended and Restated  Distribution  Agreement  for Class D Shares
     with GAM Services, Inc., dated as of May 1, 2000, is incorporated herein by reference to PEA 35.

(e)(5) Distribution Agreement for Class Y Shares with GAM Services,  Inc., dated as of October 23, 2001, is incorporated herein by reference to PEA 35.

(f)  Not Applicable.

(g)(1) Custodian  Agreement with Brown  Brothers  Harriman & Co., dated June 27,
     2001, is incorporated herein by reference to PEA 35.

(g)(2) Addendum  dated  November 12, 2001 to the Custodian  Agreement with Brown
     Brothers  Harriman & Co., dated June 27,  2001,adding the GAM International
     Long/Short  Fund and the GAM American Focus  Long/Short  Fund series of the
     Registrant, is incorporated herein by reference to PEA 35.

(h)(1)  Administration  Agreement  with Brown  Brothers  Harriman  & Co.,  dated
     October 1, 1995, is incorporated herein by reference to PEA 28.

(h)(2) Transfer Agency Agreement with State Street Bank and Trust Company, dated
     April 26, 1999, is incorporated herein by reference to PEA 33.

(h)(3) Addendum  dated  November 12, 2001 to the  Administration  Agreement with
     Brown  Brothers  Harriman & Co.,  dated  October  1,  1995,  adding the GAM
     International  Long/Short  Fund and the GAM American Focus  Long/Short Fund
     series of the Registrant, is incorporated herein by reference to PEA 35.

(h)(4) Addendum  dated November 12, 2001 to the Transfer  Agency  Agreement with
     State Street Bank and Trust Company,  dated April 26, 1999,  adding the GAM
     International  Long/Short  Fund and the GAM American Focus  Long/Short Fund
     series of the Registrant, is incorporated herein by reference to PEA 35.

(i)(1) Legal opinion of Venable, Baetjer and Howard, LLP, is incorporated herein by reference to PEA 36.

(i)(2) Legal  opinion  of  Coudert  Brothers  LLP,  is  incorporated  herein  by reference to PEA 36.

(j)(1) Consent  of  PricewaterhouseCoopers  is filed  herewith  as  Exhibit  No.
     EX-99.j.1.

(j)(2) Powers of Attorney,  dated January 30, 2002, for Mr. Landau, Mr. McGuire,
     Mr. Weiser, and Dr. Poschadel are filed herewith as Exhibit No. EX-99.j.2.

(j)(3) Letter of  Representation  of Counsel of  Coudert  Brothers  LLP is filed herewith as Exhibit No. EX-99.j.3.

(k)  Not Applicable.

(l)  None.

(m)(1) First  Amended Plan of  Distribution  for Class A Shares,  adopted by the
     Registrant pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended,  (the "1940 Act"), is  incorporated  herein by reference to PEA
     35.

(m)(2) First  Amended Plan of  Distribution  for Class B Shares,  adopted by the
     Registrant  pursuant  to Rule  12b-1  under the 1940 Act,  is  incorporated herein by reference to PEA 35.

(m)(3) First  Amended Plan of  Distribution  for Class C Shares,  adopted by the
     Registrant  pursuant  to Rule  12b-1  under the 1940 Act,  is  incorporated herein by reference to PEA 35.

(m)(4) First  Amended Plan of  Distribution  for Class D Shares,  adopted by the
     Registrant  pursuant  to Rule  12b-1  under the 1940 Act,  is  incorporated herein by reference to PEA 35.

(m)(5) Second Amended Plan of  Distribution  for Class A Shares,  adopted by the
     Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002,  is  incorporated  herein by reference to
     PEA 35.

(m)(6) Second Amended Plan of  Distribution  for Class B Shares,  adopted by the
     Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002,  is  incorporated  herein by reference to
     PEA 35.

(m)(7) Second Amended Plan of  Distribution  for Class C Shares,  adopted by the
     Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002,  is  incorporated  herein by reference to
     PEA 35.

(m)(8) Second Amended Plan of  Distribution  for Class D Shares,  adopted by the
     Registrant  on October 23, 2001  pursuant to Rule 12b-1 under the 1940 Act, effective as of January 30, 2002,  is  incorporated  herein by reference to
     PEA 35.

(n)(1) Rule 18f-3  Multiple  Class Plan for Classes A, B, C and D shares adopted
     by  the  Registrant   pursuant  to  Rule  18f-3  under  the  1940  Act,  is
     incorporated herein by reference to PEA 30.

(n)(2) Rule  18f-3  Multiple  Class  Plan  for  Classes  A, B, C, D and Y shares adopted by the  Registrant on October 23, 2001 pursuant to Rule 18f-3 under the 1940 Act,  effective as of January 30, 2002, is incorporated  herein by reference to PEA 35.

(o)  Reserved.

(p)  Joint  Code  of  Ethics  for  Global  Asset   Management  (USA)  Inc.,  GAM
     International Management Limited, GAM Investments, Inc., GAM Services, Inc.
     and the Registrant, pursuant to Rule 17j-1 of the 1940 Act, is incorporated herein by reference to PEA 35.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     All officers,  directors,  employees and agents of the Registrant are to be indemnified  to the fullest extent  permitted by law for any  liabilities of any nature  whatsoever  incurred in connection  with the affairs of the  Registrant, except in cases  where  willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of duties to the  Registrant  are  established.  See Article
NINTH of the Articles of Incorporation of the Registrant, as amended, for a more complete description of matters related to indemnification.

     GAM Services Inc. ("GAM Services"), the Registrant's principal underwriter, will be indemnified against all claims, demands,  liabilities and expenses which may be  incurred by it arising out of any untrue  statement,  or alleged  untrue statement,  of a  material  fact  contained  in  the  Registrant's  registration statement or material omission, or alleged material omission, therein.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     GAM International Management Limited and Global Asset Management (USA) Inc.
are the co-investment advisors to the Registrant.  Global Asset Management (USA)
Inc. also provides  investment advisory services to a number of other investment companies.

                      GAM INTERNATIONAL MANAGEMENT LIMITED

Name and Address                            Principal Occupations During the Past Two Years

DR. BURKHARD POSCHADEL                      2000 to present - Group Chief Executive Officer, Global
Global Asset Management (USA) Inc.          Asset Management Limited, 12 St. James's Place, London
135 East 57th Street                        SW1A 1NX; 1998-2000 - Head of Human Resources, UBS AG,
New York, NY 10022                          Gartenstrasse 9, Basel, CH 4052.

ANDREW WILLS (Director)                     July 1986 to  present -  Financial  Services  Controller,
Global Asset Management Limited             GAM  International  Management  Limited,  12 St.  James's
12 St. James's Place                        Place, London SW1A 1NX, United Kingdom.
London SW1A 1NX
United Kingdom

ANDREW HANGES (Director)                    November 2000 to present - Chief Executive Officer and
Global Asset Management Limited             Director, GAM International Management Limited, Global
12 St. James's Place                        Asset Management Limited, Global Asset Management (UK)
London SW1A 1NX                             Ltd., 12 St. James's Place, London SW1A 1NX, United
United Kingdom                              Kingdom; February 1997 to present - Director -
                                            Operations, Global Asset Management (UK) Ltd., 12 St.
                                            James's Place, London SW1A 1NX, United Kingdom.

GORDON DAVID GRENDER (Director)             May 1983 to present  - Independent Contractor, Global
Global Asset Management Limited             Asset Management (UK) Ltd., 12 St. James's Place, London
12 St. James's Place                        SW1A 1NX, United Kingdom; 1994 to present - Director,
London SW1A 1NX                             GAM International Management Ltd., 12 St. James's Place,
United Kingdom                              London SW1A 1NX, United Kingdom.

                       GLOBAL ASSET MANAGEMENT (USA) Inc.

Name and Address                            Principal Occupations During the Past Two Years

DR. BURKHARD POSCHADEL                      Business Background: May 2000 to Present, President and
President and Director                      Director, Global Asset Management (USA) Inc., 135 East
Global Asset Management (USA) Inc.          57th Street, New York, NY 10022; May 2000-Present, Chief
135 East 57th Street                        Executive Officer, Global Asset Management Limited
New York, NY 10022                          (Zurich), Klaustrasse 10, 8034 Zurich, Switzerland; 1984
                                            - 2000, Head of Human Resources, UBS AG, Gartenstrasse
                                            9, Basel, CH 4052.

BENJAMIN FRANKLIN LENHARDT JR.              Business Background: May 2000 to Present, Director,
Director; President, CEO and Managing       Global Asset Management (USA) Inc., 135 East 57th
Director of Brinson Partners                Street, New York, NY; 1995 to Present, Director, UBS
UBS Asset Management                        Brinson, Inc., 209 South LaSalle Street, Chicago, IL.
209 S. LaSalle Street
Chicago, IL

DAVID ALAN ANDERSON                         Business Background: March 1998 to present, Managing
Managing Director-Clients - Americas        Director-Clients - Americas, Global Asset Management
Global Asset Management (USA) Inc.          (USA) Inc., 135 East 57th Street, New York, NY; since
135 East 57th Street                        July 1995, Registered Principal, GAM Services, Inc., 135
New York, NY 10022                          East 57th Street, New York, NY.

JOZEF C. HENDRIKS                           Business Background: December 1995 to present, Director,
Director                                    Global Asset Management (USA) Inc., 135 East 57th
Global Asset Management Limited (Bermuda)   Street, New York, NY.
45 Wessex Street
Hamilton, Bermuda

KEVIN JOHN BLANCHFIELD                      Business Background: November 1993 to present, Chief
Chief Operating Officer, Treasurer and      Operating Officer, Treasurer and Managing Director,
Managing Director                           Global Asset Management (USA) Inc., GAM Funds, Inc., GAM
Global Asset Management (USA) Inc.          Investments, Inc. and GAM Services, Inc., 135 East 57th
135 East 57th Street                        Street, New York, NY.
New York, NY 10022

JOSEPH J. ALLESSIE                          Business Background: February 1999 to present, General
General Counsel and Corporate Secretary     Counsel and Corporate Secretary, Global Asset Management
Global Asset Management (USA) Inc.          (USA) Inc., GAM Funds, Inc., GAM Investments Inc., and
135 East 57th Street                        GAM Services Inc., 135 East 57th Street, New York, NY.
New York, NY 10022

TERESA B. RIGGIN                            Business Background: January 1994 to present, Vice
Vice President - Administration             President - Administration, Global Asset Management
Global Asset Management (USA) Inc.          (USA) Inc., GAM Funds, Inc., GAM Investments, Inc. and
135 East 57th Street                        GAM Services, Inc, 135 East 57th Street, New York, NY.
New York, NY 10022

JOHN LOUIS GRIFFITH, JR.                    Business Background: April 1999 to present, Managing
Managing Director - Institutional Division  Director-Institutional Division, Global Asset Management
Global Asset Management (USA) Inc.          (USA), Inc., 135 East 57th Street, New York, NY.
135 East 57th Street
New York, NY 10022

CRAIG S. MORONG                             Business Background: November 1995 to present, Managing
Managing Director - International           Director - International Distribution, Global Asset
Distribution                                Management (USA) Inc., 135 East 57th Street, New York,
Global Asset Management (USA) Inc.          NY.
135 East 57th Street
New York, NY 10022

JAMES A. ABATE                              Business Background: January 2001 to present, Investment
Investment Director                         Director, Global Asset Management (USA) Inc., 135 East
Global Asset Management (USA) Inc.          57th Street, New York, NY; 1995-2000, Managing
135 East 57th Street                        Director/Portfolio Manager, Credit Suisse Asset
New York, NY 10022                          Management, 153 East 53rd Street, New York, NY.

NANCY S. ANDREWS                            Business Background: September 2000 to present,
Investment Manager                          Investment Manager in the GAM Multi-Manager Group,
Global Asset Management (USA) Inc.          Global Asset Management (USA) Inc., 135 East 57th
135 East 57th Street                        Street, New York, NY; 1995-2000, Director of Trading,
New York, NY 10022                          Computer Trading Corporation, 1 World Financial Center,
                                            23rd Floor, New York, NY.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)      None.

(b)  Name and Principal                  Position & Offices              Positions & Offices
      Business Address                    with Underwriter                with Registrant
      ----------------                    ----------------                 ---------------
    Kevin J. Blanchfield              Chief Operating Officer,      Vice President and Treasurer
    135 East 57th Street               Treasurer and Director
    New York, NY 10022

    Joseph J. Allessie             General Counsel and Secretary    General Counsel and Secretary
    135 East 57th Street
    New York, NY 10022

    Teresa B. Riggin                      Vice President -               Assistant Secretary
    135 East 57th Street            Administration and Assistant
    New York, NY 10022                       Secretary

(c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant pursuant to Rule 31a-1(a) of the Act are maintained as follows:

Accounts and Records Pursuant to Rule:      Location

31a - 1(b)(1)                               Brown Brothers Harriman & Co.
31a - 1(b)(2)(i)                            40 Water Street
31a - 1(b)(2)(ii)                           Boston, Massachusetts 02109
31a - 1(b)(2)(iii)
31a - 1(b)(3)
31a - 1(b)(5)-(8)
31a - 1(b)(10)

31a - 1(b)(1)                               Boston Financial Data Services, Inc.
31a - 1(b)(2)(iv)                           PO Box 8264
                                            Boston, MA 02266

31a - 1(b)(9)-(11)                          GAM International Management Limited
                                            12 St. James's Place
                                            London SW1A 1NX, England

                                            Global Asset Management (USA) Inc.
                                            135 East 57th Street
                                            New York, NY 10022

31a - 1(b)(4)                               Coudert Brothers
                                            1114 Avenue of the Americas
                                            New York, New York 10036

                                            Global Asset Management (USA) Inc.
                                            135 East 57th Street
                                            New York, NY 10022

ITEM 29. MANAGEMENT SERVICES.

          Not Applicable.

ITEM 30. UNDERTAKINGS.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to directors,  officers and controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant of expenses  incurred or paid by a director,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted by such  director,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this registration  statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of New York,  and the State of New York on the 30th day
of April, 2002.

                                     GAM Funds, Inc.

                                    /s/ Joseph J. Allessie
                                    --------------------------------------------
                                    Joseph J. Allessie
                                    Secretary

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the date(s) indicated.

Signature                                   Title                                Date
---------                                   -----                                ----

/s/ Dr. Burkhard Poschadel    *             President and Director               April 30, 2002
-------------------------------
Dr. Burkhard Poschadel
(Principal Executive Officer)

/s/ Kevin J. Blanchfield                    Vice President and Treasurer         April 30, 2002
-------------------------------
Kevin J. Blanchfield                        (Principal Financial
                                            and Accounting Officer)

/s/ Roland Weiser             *             Director                             April 30, 2002
-------------------------------
Roland Weiser

/s/ George W. Landau          *             Director                             April 30, 2002
-------------------------------
George W. Landau

/s/ Robert J. McGuire         *             Director                             April 30, 2002
-------------------------------
Robert J. McGuire

* By  /s/ Joseph J. Allessie
----------------------------
Executed by Joseph J. Allessie on behalf of those  indicated  pursuant to Powers of Attorney attached hereto dated January 30, 2002.

                                  EXHIBIT INDEX
                                  -------------

FORM N-1A                                               EDGAR
EXHIBIT NO.                 DESCRIPTION                 EXHIBIT NO.

Item 23(j)(1)               Consent of Auditors         EX-99.j.1

Item 23(j)(2)               Powers of Attorney          EX-99.j.2

Item 23(j)(3)               Letter of Representation    EX-99.j.3
                            of Counsel of Coudert
                            Brothers LLP